MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2023

KPMG LLP

4200 Wells Fargo Center

90 South Seventh Street

Minneapolis, MN 55402

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Individual Variable Universal Life Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities, and policy owners' equity of the sub-accounts listed in the Appendix that comprise Minnesota Life Individual Variable Universal Life Account (the Separate Account) as of December 31, 2023, the related statements of operations for the year or period indicated in the Appendix, the statements of changes in net assets for each of the years or periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods presented in Note 7. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2023, the results of its operations for the year or period indicated in the Appendix, the changes in its net assets for each of the years or periods indicated in the Appendix, and the financial highlights for each of the years or periods presented in Note 7, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account's auditor since 2008.

Minneapolis, Minnesota
March 22, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Appendix – Minnesota Life Individual Variable Universal Life Account

Statement of assets, liabilities, and policy owners' equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended, except as denoted below.

AB VPS Dynamic Asset Allocation Portfolio – Class B Shares (AB VPS Dyn Asset Alloc Cl B)

AB VPS International Value Portfolio – Class A Shares (AB VPS Intl Value Cl A)

American Century Investments II VP Inflation Protection Fund – Class I Shares (Amer Century II VP Infl Pro Cl I)

American Century VP Disciplined Core Value Fund – Class I Shares (Amer Century VP Dscplnd Core Val Cl I)

American Funds IS® Capital World Bond Fund – Class 1 Shares (Amer Funds IS Capital World Bond Cl 1)

American Funds IS® Capital World Bond Fund – Class 2 Shares (Amer Funds IS Capital World Bond Cl 2)
Statement of assets, liabilities, and policy owners' equity as of December 31, 2023, and the related statements of operations and changes in net assets for the period from September 29, 2023 through December 31, 2023.

American Funds IS® Global Small Capitalization Fund – Class 1 Shares (Amer Funds IS Global Small Cap Cl 1)

American Funds IS® Growth Fund – Class 1 Shares (Amer Funds IS Growth Cl 1)

American Funds IS® Growth-Income Fund – Class 1 Shares (Amer Funds IS Growth-Inc Cl 1)

American Funds IS® International Fund – Class 1 Shares (Amer Funds IS Intl Cl 1)

American Funds IS® New World Fund® – Class 1 Shares (Amer Funds IS New World Cl 1)

American Funds IS® U.S. Government Securities Fund – Class 1 Shares (Amer Funds IS US Govt Sec Cl 1)

BlackRock International Index V.I. Fund – Class I Shares (BlackRock Intl Index VI Cl I)

BlackRock Small Cap Index V.I. Fund – Class I Shares (BlackRock Small Cap Index VI Cl I)

Delaware Ivy VIP Asset Strategy – Class II Shares (Delaware Ivy VIP Asset Strategy Cl II)

Delaware Ivy VIP Balanced – Class II Shares (Delaware Ivy VIP Balanced Cl II)

Delaware Ivy VIP Core Equity – Class II Shares (Delaware Ivy VIP Core Equity Cl II)

Delaware Ivy VIP Corporate Bond – Class II Shares (Delaware Ivy VIP Corporate Bond Cl II)

Delaware Ivy VIP Energy – Class II Shares (Delaware Ivy VIP Energy Cl II)

Delaware Ivy VIP Global Bond – Class II Shares (Delaware Ivy VIP Global Bond Cl II)
Statement of changes in net assets for the period from January 1, 2022 through April 27, 2022.

Delaware Ivy VIP Global Growth – Class II Shares (Delaware Ivy VIP Global Growth Cl II)

Delaware Ivy VIP Government Money Market – Class II Shares (Delaware Ivy VIP Govt Money Market Cl II)
Statement of changes in net assets for the period from January 1, 2022 through April 27, 2022.

Delaware Ivy VIP Growth – Class II Shares (Delaware Ivy VIP Growth Cl II)

Delaware Ivy VIP High Income – Class II Shares (Delaware Ivy VIP High Income Cl II)

Delaware Ivy VIP International Core Equity – Class II Shares (Delaware Ivy VIP Intl Core Equity Cl II)

Delaware Ivy VIP Limited-Term Bond – Class II Shares (Delaware Ivy VIP Limited-Term Bond Cl II)

Delaware Ivy VIP Mid Cap Growth – Class II Shares (Delaware Ivy VIP Mid Cap Growth Cl II)

Delaware Ivy VIP Natural Resources – Class II Shares (Delaware Ivy VIP Natural Res Cl II)

Delaware Ivy VIP Pathfinder Aggressive – Class II Shares (Delaware Ivy VIP Path Aggressive Cl II)

Delaware Ivy VIP Pathfinder Conservative – Class II Shares (Delaware Ivy VIP Path Conserv Cl II)

Delaware Ivy VIP Pathfinder Moderate – Class II Shares (Delaware Ivy VIP Path Mod Cl II)

Delaware Ivy VIP Pathfinder Moderate – Managed
Volatility – Class II Shares (Delaware Ivy VIP Path Mod MV Cl II)

Delaware Ivy VIP Pathfinder Moderately Aggressive – Class II Shares (Delaware Ivy VIP Path Mod Aggr Cl II)

Delaware Ivy VIP Pathfinder Moderately Conservative – Class II Shares (Delaware Ivy VIP Path Mod Cons Cl II)

Delaware Ivy VIP Science and Technology – Class II Shares (Delaware Ivy VIP Science & Tech Cl II)

Delaware Ivy VIP Small Cap Growth – Class II Shares (Delaware Ivy VIP Small Cap Growth Cl II)

Delaware Ivy VIP Smid Cap Core – Class II Shares (Delaware Ivy VIP Smid Cap Core Cl II)

Delaware Ivy VIP Value – Class II Shares (Delaware Ivy VIP Value Cl II)

Delaware VIP Global Equity – Class II Shares (Delaware VIP Global Eq Cl II)

Delaware VIP Real Estate Securities – Class II Shares (Delaware VIP RE Sec Cl II)

Fidelity® VIP Bond Index Portfolio – Initial Class (Fidelity VIP Bond Index IC)

Fidelity® VIP Equity-Income Portfolio – Initial Class (Fidelity VIP Equity-Income IC)

Fidelity® VIP Mid Cap Portfolio – Initial Class (Fidelity VIP Mid Cap IC)

Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund – Class 1 (Franklin Small Cap Val VIP Cl 1)

Goldman Sachs VIT Government Money Market
Portfolio – Service Shares (Goldman Sachs VIT Govt Money Market SS)
Statement of assets, liabilities, and policy owners' equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in net assets for the year then ended and the period from February 1, 2022 through December 31, 2022.

Invesco Oppenheimer V.I. International Growth Fund – Series I Shares (Invesco Opphmr VI Intl Growth Sr I)

Invesco V.I. American Value Fund – Series I Shares (Invesco VI American Value Sr I)

Appendix – Minnesota Life Individual Variable Universal Life Account – continued

Invesco V.I. Comstock Fund – Series I Shares (Invesco VI Comstock Sr I)

Invesco V.I. Main Street Small Cap Fund – Series I Shares (Invesco VI MS Sm Cap Sr I)

Janus Aspen Series – Janus Henderson Balanced Portfolio – Institutional Shares (Janus Henderson Balanced IS)

Janus Aspen Series – Janus Henderson Flexible Bond – Institutional Shares (Janus Henderson Flexible Bond IS)

Janus Aspen Series – Janus Henderson Forty Portfolio – Institutional Shares (Janus Henderson Forty IS)

Janus Aspen Series – Janus Henderson Mid Cap Value Portfolio – Institutional Shares (Janus Henderson Mid Cap Val IS)

Janus Aspen Series – Janus Henderson Overseas Portfolio – Institutional Shares (Janus Henderson Overseas IS)

Janus Aspen Series – Janus Henderson Research Portfolio – Institutional Shares (Janus Henderson Research IS)

Legg Mason Partners Variable Equity Trust – ClearBridge Variable Small Cap Growth Portfolio – Class I Shares (ClearBridge Sm Cap Growth Cl I)

MFS® VIT – Mid Cap Growth Series – Initial Class (MFS VIT – Mid Cap Growth Ser IC)

MFS® VIT II – International Intrinsic Value Portfolio – Initial Class (MFS VIT II – Intl Intrinsic Val IC)

Morgan Stanley Variable Insurance Fund, Inc. – Morgan Stanley VIF Emerging Markets Equity Portfolio – Class II Shares (MorgStanley VIF Emg Mk Eq Cl 2)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I Shares (Morningstar Aggr Growth ETF Cl I)

Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares (Morningstar Balanced ETF Cl I)

Morningstar Conservative ETF Asset Allocation Portfolio – Class I Shares (Morningstar Conservative ETF Cl I)

Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares (Morningstar Growth ETF Cl I)

Morningstar Income and Growth Asset Allocation Portfolio – Class I Shares (Morningstar Inc & Gro Asset All Cl I)

Neuberger Berman Advisers Management Trust Sustainable Equity – Class I Shares (Neuberger Berman Sustain Eq Cl I)

Northern Lights VT TOPS Target Range Portfolio – Class S Shares (TOPS Target Range Cl S)
Statement of assets, liabilities, and policy owners' equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in net assets for the year then ended and the period from April 29, 2022 through December 31, 2022.

Northern Lights VT TOPS® Managed Risk Flex ETF Portfolio (TOPS Mgd Risk Flex ETF)

PIMCO VIT – International Bond Portfolio (U.S. Dollar Hedged) Advisor Class Shares (PIMCO VIT Intl Bond USD-H Adv Cl)
Statement of assets, liabilities, and policy owners' equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in net assets for the year then ended and the period from April 29, 2022 through December 31, 2022.

PIMCO VIT – PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Global Div Alloc Adv Cl)

PIMCO VIT – PIMCO Low Duration Portfolio Institutional Class Shares (PIMCO VIT Low Duration IS)

PIMCO VIT – PIMCO Total Return Portfolio Institutional Shares (PIMCO VIT Total Return IS)

Putnam VT International Equity Fund – Class IA Shares (Putnam VT Intl Eq Cl IA)

Putnam VT International Value Fund – Class IA Shares (Putnam VT Intl Val Cl IA)

Putnam VT Large Cap Growth Fund – Class IA Shares (Putnam VT Lg Cap Growth Cl IA)

Putnam VT Large Cap Value Fund – Class IA Shares (Putnam VT Lg Cap Val Cl IA)

Securian Funds Trust – SFT Balanced Stabilization Fund (SFT Bal Stabilization)

Securian Funds Trust – SFT Core Bond Fund – Class 1 Shares (SFT Core Bond Cl 1)

Securian Funds Trust – SFT Delaware IvySM Growth Fund (SFT Delaware Ivy Growth)

Securian Funds Trust – SFT Delaware IvySM Small Cap Growth Fund (SFT Delaware Ivy Small Cap Growth)

Securian Funds Trust – SFT Equity Stabilization Fund (SFT Eq Stabilization)

Securian Funds Trust – SFT Government Money Market Fund (SFT Govt Money Market)

Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 1 Shares (SFT Index 400 MC Cl 1)

Securian Funds Trust – SFT Index 500 Fund – Class 1 Shares (SFT Index 500 Cl 1)

Securian Funds Trust – SFT International Bond Fund – Class 1 Shares (SFT Intl Bond Cl 1)
Statement of operations for the period from January 1, 2023 through December 8, 2023, and the statements of changes in net assets for the period from January 1, 2023 through December 8, 2023 and the year ended December 31, 2022.

Securian Funds Trust – SFT International Bond Fund – Class 2 Shares (SFT Intl Bond Cl 2)
Statement of operations for the period from January 1, 2023 through December 8, 2023, and the statements of changes in net assets for the period from January 1, 2023 through December 8, 2023 and the year ended December 31, 2022.

Securian Funds Trust – SFT Real Estate Securities Fund – Class 1 Shares (SFT Real Estate Cl 1)

Securian Funds Trust – SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)

Securian Funds Trust – SFT Wellington Core Equity Fund – Class 1 Shares (SFT Wellington Core Equity Cl 1)

T. Rowe Price Health Sciences Portfolio – II Class (T. Rowe Price Health Science II Cl)
Statement of assets, liabilities, and policy owners' equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in net assets for the year then ended and the period from April 29, 2022 through December 31, 2022.

Vanguard® Variable Insurance Fund Balanced Portfolio (Vanguard VIF Balanced)

Vanguard® Variable Insurance Fund Capital Growth Portfolio (Vanguard VIF Capital Growth)

Vanguard® Variable Insurance Fund Diversified Value Portfolio (Vanguard VIF Diversified Value)

Vanguard® Variable Insurance Fund Equity Income Portfolio (Vanguard VIF Equity Income)

Appendix – Minnesota Life Individual Variable Universal Life Account – continued

Vanguard® Variable Insurance Fund High Yield Bond Portfolio (Vanguard VIF High Yield Bond)

Vanguard® Variable Insurance Fund International Portfolio (Vanguard VIF International)

Vanguard® Variable Insurance Fund Money Market Portfolio (Vanguard VIF Money Market)

Vanguard® Variable Insurance Fund Short-Term Investment-Grade Portfolio (Vanguard VIF Short-Term Inv-Gr)

Vanguard® Variable Insurance Fund Small Company Growth Portfolio (Vanguard VIF Small Co Growth)

Vanguard® Variable Insurance Fund Total Bond Market Portfolio (Vanguard VIF Total Bond Market)

Vanguard® Variable Insurance Fund Total Stock Market Index Portfolio (Vanguard VIF Total Stock Market)

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2023

	Segregated Sub-Accounts*
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl A	Amer Century II VP Infl Pro Cl I	Amer Century VP Dscplnd Core Val Cl I	Amer Funds IS Capital World Bond Cl 1
Assets
Investments at net asset value	$13,117,466	$2,712,364	$1,600,755	$1,926,763	$5,081,809
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	617	122	122	675	137
Receivable for investments sold	–	–	–	–	–
Total assets	13,118,083	2,712,486	1,600,877	1,927,438	5,081,946
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	617	122	122	675	137
Total liabilities	617	122	122	675	137
Net assets applicable to policy owners	$13,117,466	$2,712,364	$1,600,755	$1,926,763	$5,081,809
Policy Owners' Equity
Total policy owners' equity	$13,117,466	$2,712,364	$1,600,755	$1,926,763	$5,081,809
Investment shares	1,473,873	183,392	170,474	251,208	500,178
Investments at cost	$15,881,874	$2,449,971	$1,720,539	$2,005,359	$5,072,105

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2023

	Segregated Sub-Accounts*
	Amer Funds IS Capital World Bond Cl 2	Amer Funds IS Global Small Cap Cl 1	Amer Funds IS Growth Cl 1	Amer Funds IS Growth- Inc Cl 1	Amer Funds IS Intl Cl 1
Assets
Investments at net asset value	$189,072	$4,896,936	$38,904,918	$15,817,173	$12,185,915
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	–	3,387	14,105	6,846	122
Receivable for investments sold	–	–	–	–	–
Total assets	189,072	4,900,323	38,919,023	15,824,019	12,186,037
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	–	3,387	14,105	6,846	122
Total liabilities	–	3,387	14,105	6,846	122
Net assets applicable to policy owners	$189,072	$4,896,936	$38,904,918	$15,817,173	$12,185,915
Policy Owners' Equity
Total policy owners' equity	$189,072	$4,896,936	$38,904,918	$15,817,173	$12,185,915
Investment shares	18,851	263,701	391,240	266,911	696,338
Investments at cost	$181,878	$5,466,529	$35,964,575	$14,909,929	$13,176,311

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2023

	Segregated Sub-Accounts*
	Amer Funds IS New World Cl 1	Amer Funds IS US Govt Sec Cl 1	BlackRock Intl Index VI Cl I	BlackRock Small Cap Index VI Cl I	ClearBridge Sm Cap Growth Cl I
Assets
Investments at net asset value	$9,832,518	$1,845,628	$5,817,896	$6,890,356	$4,696,068
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	2,009	122	121	3,106	281
Receivable for investments sold	–	–	–	–	–
Total assets	9,834,527	1,845,750	5,818,017	6,893,462	4,696,349
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	2,009	122	121	3,106	281
Total liabilities	2,009	122	121	3,106	281
Net assets applicable to policy owners	$9,832,518	$1,845,628	$5,817,896	$6,890,356	$4,696,068
Policy Owners' Equity
Total policy owners' equity	$9,832,518	$1,845,628	$5,817,896	$6,890,356	$4,696,068
Investment shares	385,892	186,239	568,154	608,151	171,703
Investments at cost	$10,231,148	$1,945,190	$5,518,103	$6,948,252	$4,879,380

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2023

	Segregated Sub-Accounts*
	Delaware Ivy VIP Asset Strategy Cl II	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II	Delaware Ivy VIP Corporate Bond Cl II	Delaware Ivy VIP Energy Cl II
Assets
Investments at net asset value	$11,512,146	$603,244	$5,741,116	$655,655	$431,106
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	174	2	297	2	1
Receivable for investments sold	–	–	–	–	–
Total assets	11,512,320	603,246	5,741,413	655,657	431,107
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	174	2	297	2	1
Total liabilities	174	2	297	2	1
Net assets applicable to policy owners	$11,512,146	$603,244	$5,741,116	$655,655	$431,106
Policy Owners' Equity
Total policy owners' equity	$11,512,146	$603,244	$5,741,116	$655,655	$431,106
Investment shares	1,314,172	111,712	449,227	140,097	84,531
Investments at cost	$11,812,587	$699,897	$5,456,816	$734,303	$233,085

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2023

	Segregated Sub-Accounts*
	Delaware Ivy VIP Global Growth Cl II	Delaware Ivy VIP Growth Cl II	Delaware Ivy VIP High Income Cl II	Delaware Ivy VIP Intl Core Equity Cl II	Delaware Ivy VIP Limited- Term Bond Cl II
Assets
Investments at net asset value	$4,098,429	$8,066,600	$1,207,171	$6,187,752	$174,980
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	138	27	4	2,503	1
Receivable for investments sold	–	–	–	–	–
Total assets	4,098,567	8,066,627	1,207,175	6,190,255	174,981
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	138	27	4	2,503	1
Total liabilities	138	27	4	2,503	1
Net assets applicable to policy owners	$4,098,429	$8,066,600	$1,207,171	$6,187,752	$174,980
Policy Owners' Equity
Total policy owners' equity	$4,098,429	$8,066,600	$1,207,171	$6,187,752	$174,980
Investment shares	1,292,880	813,165	409,210	383,143	37,072
Investments at cost	$4,381,345	$8,118,436	$1,336,028	$5,966,818	$179,766

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2023

	Segregated Sub-Accounts*
	Delaware Ivy VIP Mid Cap Growth Cl II	Delaware Ivy VIP Natural Res Cl II	Delaware Ivy VIP Path Aggressive Cl II	Delaware Ivy VIP Path Conserv Cl II	Delaware Ivy VIP Path Mod Aggr Cl II
Assets
Investments at net asset value	$8,737,753	$3,027,235	$8,295,530	$229,302	$12,884,243
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	3,059	124	24,075	1	160
Receivable for investments sold	–	–	–	–	–
Total assets	8,740,812	3,027,359	8,319,605	229,303	12,884,403
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	3,059	124	24,075	1	160
Total liabilities	3,059	124	24,075	1	160
Net assets applicable to policy owners	$8,737,753	$3,027,235	$8,295,530	$229,302	$12,884,243
Policy Owners' Equity
Total policy owners' equity	$8,737,753	$3,027,235	$8,295,530	$229,302	$12,884,243
Investment shares	873,775	641,363	2,229,981	56,202	3,355,272
Investments at cost	$9,477,628	$2,428,456	$9,512,855	$260,339	$15,239,645

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2023

	Segregated Sub-Accounts*
	Delaware Ivy VIP Path Mod Cl II	Delaware Ivy VIP Path Mod Cons Cl II	Delaware Ivy VIP Path Mod MV Cl II	Delaware Ivy VIP Science & Tech Cl II	Delaware Ivy VIP Small Cap Growth Cl II
Assets
Investments at net asset value	$4,141,479	$626,227	$12,191,959	$27,410,051	$1,759,922
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	14	2	661	10,819	6
Receivable for investments sold	–	–	–	–	–
Total assets	4,141,493	626,229	12,192,620	27,420,870	1,759,928
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	14	2	661	10,819	6
Total liabilities	14	2	661	10,819	6
Net assets applicable to policy owners	$4,141,479	$626,227	$12,191,959	$27,410,051	$1,759,922
Policy Owners' Equity
Total policy owners' equity	$4,141,479	$626,227	$12,191,959	$27,410,051	$1,759,922
Investment shares	1,078,510	157,740	3,032,826	1,193,298	306,073
Investments at cost	$4,985,446	$735,471	$14,932,495	$28,009,993	$2,272,771

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2023

	Segregated Sub-Accounts*
	Delaware Ivy VIP Smid Cap Core Cl II	Delaware Ivy VIP Value Cl II	Delaware VIP Global Eq Cl II	Delaware VIP RE Sec Cl II	Fidelity VIP Bond Index IC
Assets
Investments at net asset value	$2,915,162	$1,115,226	$845,320	$612,664	$1,535,353
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	142	4	3	2	119
Receivable for investments sold	–	–	–	–	–
Total assets	2,915,304	1,115,230	845,323	612,666	1,535,472
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	142	4	3	2	119
Total liabilities	142	4	3	2	119
Net assets applicable to policy owners	$2,915,162	$1,115,226	$845,320	$612,664	$1,535,353
Policy Owners' Equity
Total policy owners' equity	$2,915,162	$1,115,226	$845,320	$612,664	$1,535,353
Investment shares	253,052	221,275	173,577	100,437	158,775
Investments at cost	$3,180,425	$1,283,197	$938,955	$678,504	$1,538,939

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2023

	Segregated Sub-Accounts*
	Fidelity VIP Equity- Income IC	Fidelity VIP Mid Cap IC	Franklin Small Cap Val VIP Cl 1	Goldman Sachs VIT Govt Money Market SS	Invesco Opphmr VI Intl Growth Sr I
Assets
Investments at net asset value	$11,095,539	$19,366,890	$20,747,853	$66,097	$2,049,992
Dividend receivable	–	–	–	9	–
Receivable from Minnesota Life for policy purchase payments	1,018	4,706	5,689	–	6,104
Receivable for investments sold	–	–	–	–	–
Total assets	11,096,557	19,371,596	20,753,542	66,106	2,056,096
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	1,018	4,706	5,689	–	6,104
Total liabilities	1,018	4,706	5,689	–	6,104
Net assets applicable to policy owners	$11,095,539	$19,366,890	$20,747,853	$66,106	$2,049,992
Policy Owners' Equity
Total policy owners' equity	$11,095,539	$19,366,890	$20,747,853	$66,106	$2,049,992
Investment shares	446,501	531,473	1,465,244	66,097	1,014,848
Investments at cost	$10,649,042	$18,864,991	$21,082,042	$66,097	$2,186,360

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2023

	Segregated Sub-Accounts*
	Invesco VI American Value Sr I	Invesco VI Comstock Sr I	Invesco VI MS Sm Cap Sr I	Janus Henderson Balanced IS	Janus Henderson Flexible Bond IS
Assets
Investments at net asset value	$4,782,830	$4,386,110	$3,622,348	$10,130,177	$2,523,917
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	249	4,319	628	125	119
Receivable for investments sold	–	–	–	–	–
Total assets	4,783,079	4,390,429	3,622,976	10,130,302	2,524,036
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	249	4,319	628	125	119
Total liabilities	249	4,319	628	125	119
Net assets applicable to policy owners	$4,782,830	$4,386,110	$3,622,348	$10,130,177	$2,523,917
Policy Owners' Equity
Total policy owners' equity	$4,782,830	$4,386,110	$3,622,348	$10,130,177	$2,523,917
Investment shares	342,119	222,985	134,610	223,723	251,136
Investments at cost	$5,253,086	$4,313,587	$3,547,178	$9,618,401	$2,552,435

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2023

	Segregated Sub-Accounts*
	Janus Henderson Forty IS	Janus Henderson Mid Cap Val IS	Janus Henderson Overseas IS	Janus Henderson Research IS	MFS VIT - Mid Cap Growth Ser IC
Assets
Investments at net asset value	$5,311,016	$3,368,896	$5,704,595	$4,635,730	$3,561,574
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	6,151	500	1,918	–	422
Receivable for investments sold	–	–	–	11	–
Total assets	5,317,167	3,369,396	5,706,513	4,635,741	3,561,996
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	11	–
Payable for investments purchased	6,151	500	1,918	–	422
Total liabilities	6,151	500	1,918	11	422
Net assets applicable to policy owners	$5,311,016	$3,368,896	$5,704,595	$4,635,730	$3,561,574
Policy Owners' Equity
Total policy owners' equity	$5,311,016	$3,368,896	$5,704,595	$4,635,730	$3,561,574
Investment shares	112,165	192,179	135,598	102,674	415,586
Investments at cost	$4,515,755	$3,200,366	$4,581,418	$3,833,765	$3,708,360

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2023

	Segregated Sub-Accounts*
	MFS VIT II - Intl Intrinsic Val IC	MorgStanley VIF Emg Mk Eq Cl 2	Morningstar Aggr Growth ETF Cl I	Morningstar Balanced ETF Cl I	Morningstar Conservative ETF Cl I
Assets
Investments at net asset value	$11,599,100	$7,606,747	$93,805,143	$22,583,597	$3,670,943
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	5,552	1,993	623	1,750	125,309
Receivable for investments sold	–	–	–	–	–
Total assets	11,604,652	7,608,740	93,805,766	22,585,347	3,796,252
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	5,552	1,993	623	1,750	125,309
Total liabilities	5,552	1,993	623	1,750	125,309
Net assets applicable to policy owners	$11,599,100	$7,606,747	$93,805,143	$22,583,597	$3,670,943
Policy Owners' Equity
Total policy owners' equity	$11,599,100	$7,606,747	$93,805,143	$22,583,597	$3,670,943
Investment shares	394,527	591,965	6,719,566	2,207,585	368,199
Investments at cost	$11,798,619	$8,419,025	$85,254,091	$23,606,248	$3,890,315

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2023

	Segregated Sub-Accounts*
	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Neuberger Berman Sustain Eq Cl I	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Intl Bond USD-H Adv Cl
Assets
Investments at net asset value	$91,967,387	$4,960,559	$2,071,420	$11,408,333	$292,986
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	–	130	243	622	108
Receivable for investments sold	237,656	–	–	–	–
Total assets	92,205,043	4,960,689	2,071,663	11,408,955	293,094
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	237,656	–	–	–	–
Payable for investments purchased	–	130	243	622	108
Total liabilities	237,656	130	243	622	108
Net assets applicable to policy owners	$91,967,387	$4,960,559	$2,071,420	$11,408,333	$292,986
Policy Owners' Equity
Total policy owners' equity	$91,967,387	$4,960,559	$2,071,420	$11,408,333	$292,986
Investment shares	7,921,394	540,366	62,112	1,855,013	29,805
Investments at cost	$89,428,000	$5,120,904	$1,773,066	$15,239,793	$285,466

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2023

	Segregated Sub-Accounts*
	PIMCO VIT Low Duration IS	PIMCO VIT Total Return IS	Putnam VT Intl Eq Cl IA	Putnam VT Intl Val Cl IA	Putnam VT Lg Cap Growth Cl IA
Assets
Investments at net asset value	$1,501,306	$5,141,183	$795,554	$1,326,707	$6,096,086
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	185	236	122	118	407
Receivable for investments sold	–	–	–	–	–
Total assets	1,501,491	5,141,419	795,676	1,326,825	6,096,493
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	185	236	122	118	407
Total liabilities	185	236	122	118	407
Net assets applicable to policy owners	$1,501,306	$5,141,183	$795,554	$1,326,707	$6,096,086
Policy Owners' Equity
Total policy owners' equity	$1,501,306	$5,141,183	$795,554	$1,326,707	$6,096,086
Investment shares	156,386	560,042	51,392	111,208	434,194
Investments at cost	$1,490,532	$5,260,418	$690,268	$1,176,060	$5,215,991

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2023

	Segregated Sub-Accounts*
	Putnam VT Lg Cap Val Cl IA	SFT Bal Stabilization	SFT Core Bond Cl 1	SFT Delaware Ivy Growth	SFT Delaware Ivy Small Cap Growth
Assets
Investments at net asset value	$5,359,509	$31,924,227	$9,247,363	$9,046,701	$6,503,942
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	246	791	378	273	4,252
Receivable for investments sold	–	–	–	–	–
Total assets	5,359,755	31,925,018	9,247,741	9,046,974	6,508,194
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	246	791	378	273	4,252
Total liabilities	246	791	378	273	4,252
Net assets applicable to policy owners	$5,359,509	$31,924,227	$9,247,363	$9,046,701	$6,503,942
Policy Owners' Equity
Total policy owners' equity	$5,359,509	$31,924,227	$9,247,363	$9,046,701	$6,503,942
Investment shares	183,294	1,491,715	3,690,954	241,977	294,804
Investments at cost	$4,952,003	$22,213,542	$9,106,407	$6,400,216	$6,489,313

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2023

	Segregated Sub-Accounts*
	SFT Eq Stabilization	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 500 Cl 1	SFT Real Estate Cl 1
Assets
Investments at net asset value	$17,198,311	$1,258,032	$35,871,322	$143,491,120	$14,753,939
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	5,295	124	26,030	39,728	5,597
Receivable for investments sold	–	–	–	–	–
Total assets	17,203,606	1,258,156	35,897,352	143,530,848	14,759,536
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	5,295	124	26,030	39,728	5,597
Total liabilities	5,295	124	26,030	39,728	5,597
Net assets applicable to policy owners	$17,198,311	$1,258,032	$35,871,322	$143,491,120	$14,753,939
Policy Owners' Equity
Total policy owners' equity	$17,198,311	$1,258,032	$35,871,322	$143,491,120	$14,753,939
Investment shares	1,229,884	1,258,032	4,585,425	6,899,608	2,233,789
Investments at cost	$15,226,985	$1,258,032	$28,695,231	$114,737,462	$13,510,783

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2023

	Segregated Sub-Accounts*
	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 1	T. Rowe Price Health Science II Cl	TOPS Mgd Risk Flex ETF	TOPS Target Range Cl S
Assets
Investments at net asset value	$11,886,136	$5,182,405	$876,887	$13,065,258	$300,739
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	12,013	412	111	755	108
Receivable for investments sold	–	–	–	–	–
Total assets	11,898,149	5,182,817	876,998	13,066,013	300,847
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	12,013	412	111	755	108
Total liabilities	12,013	412	111	755	108
Net assets applicable to policy owners	$11,886,136	$5,182,405	$876,887	$13,065,258	$300,739
Policy Owners' Equity
Total policy owners' equity	$11,886,136	$5,182,405	$876,887	$13,065,258	$300,739
Investment shares	534,372	191,458	16,912	1,061,353	32,338
Investments at cost	$10,065,685	$4,522,239	$878,877	$12,264,221	$278,045

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2023

	Segregated Sub-Accounts*
	Vanguard VIF Balanced	Vanguard VIF Capital Growth	Vanguard VIF Diversified Value	Vanguard VIF Equity Income	Vanguard VIF High Yield Bond
Assets
Investments at net asset value	$29,942,134	$33,171,171	$21,314,427	$23,926,374	$7,680,145
Dividend receivable	–	–	–	–	–
Receivable from Minnesota Life for policy purchase payments	16,158	4,068	11,111	5,124	204
Receivable for investments sold	–	–	–	–	–
Total assets	29,958,292	33,175,239	21,325,538	23,931,498	7,680,349
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	16,158	4,068	11,111	5,124	204
Total liabilities	16,158	4,068	11,111	5,124	204
Net assets applicable to policy owners	$29,942,134	$33,171,171	$21,314,427	$23,926,374	$7,680,145
Policy Owners' Equity
Total policy owners' equity	$29,942,134	$33,171,171	$21,314,427	$23,926,374	$7,680,145
Investment shares	1,285,622	715,204	1,363,687	1,000,685	1,042,082
Investments at cost	$29,854,345	$29,343,269	$19,741,332	$23,106,256	$7,651,970

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2023

	Segregated Sub-Accounts*
	Vanguard VIF International	Vanguard VIF Money Market	Vanguard VIF Short- Term Inv-Gr	Vanguard VIF Small Co Growth	Vanguard VIF Total Bond Market
Assets
Investments at net asset value	$35,009,941	$700,887	$4,440,616	$30,154,678	$13,508,945
Dividend receivable	–	101	–	–	–
Receivable from Minnesota Life for policy purchase payments	3,030	–	243	6,108	3,720
Receivable for investments sold	–	–	–	–	–
Total assets	35,012,971	700,988	4,440,859	30,160,786	13,512,665
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	3,030	–	243	6,108	3,720
Total liabilities	3,030	–	243	6,108	3,720
Net assets applicable to policy owners	$35,009,941	$700,988	$4,440,616	$30,154,678	$13,508,945
Policy Owners' Equity
Total policy owners' equity	$35,009,941	$700,988	$4,440,616	$30,154,678	$13,508,945
Investment shares	1,424,906	700,887	430,710	1,712,361	1,270,832
Investments at cost	$39,866,898	$700,887	$4,388,337	$33,323,658	$14,100,417

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2023

Segregated Sub-Accounts*
Vanguard VIF Total Stock Market
Assets
Investments at net asset value	$53,508,434
Dividend receivable	–
Receivable from Minnesota Life for policy purchase payments	9,079
Receivable for investments sold	–
Total assets	53,517,513
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–
Payable for investments purchased	9,079
Total liabilities	9,079
Net assets applicable to policy owners	$53,508,434
Policy Owners' Equity
Total policy owners' equity	$53,508,434
Investment shares	1,082,071
Investments at cost	$48,981,489

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)
See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Operations

Year or Period ended December 31, 2023

	Segregated Sub-Accounts*
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl A	Amer Century II VP Infl Pro Cl I	Amer Century VP Dscplnd Core Val Cl I	Amer Funds IS Capital World Bond Cl 1
Net investment income (loss)
Dividend income	$72,956	$21,401	$52,785	$24,424	$–
Unit value credit (Note 3)	9,497	–	–	–	–
Net investment income (loss)	82,453	21,401	52,785	24,424	–
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	–	–	–
Net realized gain (loss) on shares redeemed	(206,321)	25,043	(8,453)	(46,869)	(53,936)
Net change in unrealized appreciation (depreciation) on investments	1,645,268	298,800	3,703	168,514	299,560
Net gains (losses) on investments	1,438,947	323,843	(4,750)	121,645	245,624
Net increase (decrease) in net assets resulting from operations	$1,521,400	$345,244	$48,035	$146,069	$245,624
	Segregated Sub-Accounts*
	Amer Funds IS Capital World Bond Cl 2(a)	Amer Funds IS Global Small Cap Cl 1	Amer Funds IS Growth Cl 1	Amer Funds IS Growth- Inc Cl 1	Amer Funds IS Intl Cl 1
Net investment income (loss)
Dividend income	$–	$20,815	$192,712	$211,838	$176,729
Unit value credit (Note 3)	–	–	–	–	–
Net investment income (loss)	–	20,815	192,712	211,838	176,729
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	44,134	1,555,843	490,622	–
Net realized gain (loss) on shares redeemed	9	(173,556)	(970,406)	(25,504)	(143,045)
Net change in unrealized appreciation (depreciation) on investments	7,194	707,679	8,676,884	1,962,741	1,485,980
Net gains (losses) on investments	7,203	578,257	9,262,321	2,427,859	1,342,935
Net increase (decrease) in net assets resulting from operations	$7,203	$599,072	$9,455,033	$2,639,697	$1,519,664

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Operations

Year or Period ended December 31, 2023

	Segregated Sub-Accounts*
	Amer Funds IS New World Cl 1	Amer Funds IS US Govt Sec Cl 1	BlackRock Intl Index VI Cl I	BlackRock Small Cap Index VI Cl I	ClearBridge Sm Cap Growth Cl I
Net investment income (loss)
Dividend income	$151,724	$60,890	$171,232	$83,627	$–
Unit value credit (Note 3)	–	–	935	977	2,480
Net investment income (loss)	151,724	60,890	172,167	84,604	2,480
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	–	162,796	–
Net realized gain (loss) on shares redeemed	(69,610)	(12,750)	(52,625)	(52,166)	(48,260)
Net change in unrealized appreciation (depreciation) on investments	1,102,788	6,242	607,263	671,910	322,993
Net gains (losses) on investments	1,033,178	(6,508)	554,638	782,540	274,733
Net increase (decrease) in net assets resulting from operations	$1,184,902	$54,382	$726,805	$867,144	$277,213
	Segregated Sub-Accounts*
	Delaware Ivy VIP Asset Strategy Cl II	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II	Delaware Ivy VIP Corporate Bond Cl II	Delaware Ivy VIP Energy Cl II
Net investment income (loss)
Dividend income	$233,742	$4,372	$19,052	$16,582	$14,008
Unit value credit (Note 3)	12,591	680	6,013	728	502
Net investment income (loss)	246,333	5,052	25,065	17,310	14,510
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	478,279	–	–
Net realized gain (loss) on shares redeemed	(28,224)	(26,533)	(43,311)	(4,887)	17,994
Net change in unrealized appreciation (depreciation) on investments	1,182,018	107,056	616,739	31,290	(15,050)
Net gains (losses) on investments	1,153,794	80,523	1,051,707	26,403	2,944
Net increase (decrease) in net assets resulting from operations	$1,400,127	$85,575	$1,076,772	$43,713	$17,454

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Operations

Year or Period ended December 31, 2023

	Segregated Sub-Accounts*
	Delaware Ivy VIP Global Growth Cl II	Delaware Ivy VIP Growth Cl II	Delaware Ivy VIP High Income Cl II	Delaware Ivy VIP Intl Core Equity Cl II	Delaware Ivy VIP Limited- Term Bond Cl II
Net investment income (loss)
Dividend income	$2,793	$–	$72,245	$88,060	$2,865
Unit value credit (Note 3)	4,134	8,691	1,368	6,733	200
Net investment income (loss)	6,927	8,691	73,613	94,793	3,065
Net realized and unrealized gains (losses) on investments
Capital gain distributions	683,450	712,080	–	–	–
Net realized gain (loss) on shares redeemed	(43,099)	(194,253)	(21,181)	(31,049)	(472)
Net change in unrealized appreciation (depreciation) on investments	(14,684)	1,743,604	76,614	745,089	5,471
Net gains (losses) on investments	625,667	2,261,431	55,433	714,040	4,999
Net increase (decrease) in net assets resulting from operations	$632,594	$2,270,122	$129,046	$808,833	$8,064
	Segregated Sub-Accounts*
	Delaware Ivy VIP Mid Cap Growth Cl II	Delaware Ivy VIP Natural Res Cl II	Delaware Ivy VIP Path Aggressive Cl II	Delaware Ivy VIP Path Conserv Cl II	Delaware Ivy VIP Path Mod Aggr Cl II
Net investment income (loss)
Dividend income	$–	$73,522	$482,020	$8,405	$711,761
Unit value credit (Note 3)	8,459	3,535	9,420	253	14,475
Net investment income (loss)	8,459	77,057	491,440	8,658	726,236
Net realized and unrealized gains (losses) on investments
Capital gain distributions	831,822	–	1,270,455	19,764	1,760,529
Net realized gain (loss) on shares redeemed	(422,389)	39,388	(328,922)	(1,159)	(456,588)
Net change in unrealized appreciation (depreciation) on investments	873,390	(64,647)	(165,114)	(2,065)	(173,292)
Net gains (losses) on investments	1,282,823	(25,259)	776,419	16,540	1,130,649
Net increase (decrease) in net assets resulting from operations	$1,291,282	$51,798	$1,267,859	$25,198	$1,856,885

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Operations

Year or Period ended December 31, 2023

	Segregated Sub-Accounts*
	Delaware Ivy VIP Path Mod Cl II	Delaware Ivy VIP Path Mod Cons Cl II	Delaware Ivy VIP Path Mod MV Cl II	Delaware Ivy VIP Science & Tech Cl II	Delaware Ivy VIP Small Cap Growth Cl II
Net investment income (loss)
Dividend income	$215,754	$28,314	$519,392	$–	$–
Unit value credit (Note 3)	4,678	701	7,828	25,218	1,951
Net investment income (loss)	220,432	29,015	527,220	25,218	1,951
Net realized and unrealized gains (losses) on investments
Capital gain distributions	523,204	69,065	1,550,895	1,152,336	254,485
Net realized gain (loss) on shares redeemed	(101,354)	(6,323)	(151,810)	(1,262,789)	(23,278)
Net change in unrealized appreciation (depreciation) on investments	(80,102)	(14,485)	(444,409)	7,191,089	(31,962)
Net gains (losses) on investments	341,748	48,257	954,676	7,080,636	199,245
Net increase (decrease) in net assets resulting from operations	$562,180	$77,272	$1,481,896	$7,105,854	$201,196
	Segregated Sub-Accounts*
	Delaware Ivy VIP Smid Cap Core Cl II	Delaware Ivy VIP Value Cl II	Delaware VIP Global Eq Cl II	Delaware VIP RE Sec Cl II	Fidelity VIP Bond Index IC
Net investment income (loss)
Dividend income	$4,858	$15,853	$13,743	$11,284	$30,154
Unit value credit (Note 3)	2,843	1,255	950	672	216
Net investment income (loss)	7,701	17,108	14,693	11,956	30,370
Net realized and unrealized gains (losses) on investments
Capital gain distributions	239,066	153,372	12,761	52,081	–
Net realized gain (loss) on shares redeemed	(45,531)	(7,435)	(30,825)	(10,307)	(13,483)
Net change in unrealized appreciation (depreciation) on investments	179,066	(78,345)	104,715	(388)	43,079
Net gains (losses) on investments	372,601	67,592	86,651	41,386	29,596
Net increase (decrease) in net assets resulting from operations	$380,302	$84,700	$101,344	$53,342	$59,966

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Operations

Year or Period ended December 31, 2023

	Segregated Sub-Accounts*
	Fidelity VIP Equity- Income IC	Fidelity VIP Mid Cap IC	Franklin Small Cap Val VIP Cl 1	Goldman Sachs VIT Govt Money Market SS	Invesco Opphmr VI Intl Growth Sr I
Net investment income (loss)
Dividend income	$202,647	$108,267	$127,805	$2,919	$10,965
Unit value credit (Note 3)	2,833	4,529	6,959	–	659
Net investment income (loss)	205,480	112,796	134,764	2,919	11,624
Net realized and unrealized gains (losses) on investments
Capital gain distributions	304,183	484,329	923,233	–	–
Net realized gain (loss) on shares redeemed	21,813	(93,788)	(175,903)	–	(53,166)
Net change in unrealized appreciation (depreciation) on investments	504,182	1,843,381	1,452,342	–	364,761
Net gains (losses) on investments	830,178	2,233,922	2,199,672	–	311,595
Net increase (decrease) in net assets resulting from operations	$1,035,658	$2,346,718	$2,334,436	$2,919	$323,219
	Segregated Sub-Accounts*
	Invesco VI American Value Sr I	Invesco VI Comstock Sr I	Invesco VI MS Sm Cap Sr I	Janus Henderson Balanced IS	Janus Henderson Flexible Bond IS
Net investment income (loss)
Dividend income	$27,506	$74,449	$37,380	$177,984	$94,055
Unit value credit (Note 3)	1,643	1,490	2,961	–	–
Net investment income (loss)	29,149	75,939	40,341	177,984	94,055
Net realized and unrealized gains (losses) on investments
Capital gain distributions	902,956	458,283	–	–	–
Net realized gain (loss) on shares redeemed	(68,212)	31,032	(74,110)	(76,808)	(17,889)
Net change in unrealized appreciation (depreciation) on investments	(208,165)	(103,328)	579,963	1,049,778	31,959
Net gains (losses) on investments	626,579	385,987	505,853	972,970	14,070
Net increase (decrease) in net assets resulting from operations	$655,728	$461,926	$546,194	$1,150,954	$108,125

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Operations

Year or Period ended December 31, 2023

	Segregated Sub-Accounts*
	Janus Henderson Forty IS	Janus Henderson Mid Cap Val IS	Janus Henderson Overseas IS	Janus Henderson Research IS	MFS VIT - Mid Cap Growth Ser IC
Net investment income (loss)
Dividend income	$9,085	$30,345	$79,745	$5,586	$–
Unit value credit (Note 3)	–	–	–	–	1,328
Net investment income (loss)	9,085	30,345	79,745	5,586	1,328
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	60,752	–	–	38,039
Net realized gain (loss) on shares redeemed	(95,720)	6,680	25,885	30,218	(53,359)
Net change in unrealized appreciation (depreciation) on investments	1,497,734	221,262	420,184	1,335,082	556,086
Net gains (losses) on investments	1,402,014	288,694	446,069	1,365,300	540,766
Net increase (decrease) in net assets resulting from operations	$1,411,099	$319,039	$525,814	$1,370,886	$542,094
	Segregated Sub-Accounts*
	MFS VIT II - Intl Intrinsic Val IC	MorgStanley VIF Emg Mk Eq Cl 2	Morningstar Aggr Growth ETF Cl I	Morningstar Balanced ETF Cl I	Morningstar Conservative ETF Cl I
Net investment income (loss)
Dividend income	$73,600	$106,232	$1,625,971	$489,888	$87,721
Unit value credit (Note 3)	5,066	8,733	48,074	12,323	1,941
Net investment income (loss)	78,666	114,965	1,674,045	502,211	89,662
Net realized and unrealized gains (losses) on investments
Capital gain distributions	764,783	118,977	1,768,734	501,524	39,725
Net realized gain (loss) on shares redeemed	80,343	(25,350)	411,448	(132,643)	(43,066)
Net change in unrealized appreciation (depreciation) on investments	710,722	564,074	9,277,995	1,715,823	174,187
Net gains (losses) on investments	1,555,848	657,701	11,458,177	2,084,704	170,846
Net increase (decrease) in net assets resulting from operations	$1,634,514	$772,666	$13,132,222	$2,586,915	$260,508

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Operations

Year or Period ended December 31, 2023

	Segregated Sub-Accounts*
	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Neuberger Berman Sustain Eq Cl I	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Intl Bond USD-H Adv Cl
Net investment income (loss)
Dividend income	$1,744,424	$121,402	$6,260	$348,503	$4,681
Unit value credit (Note 3)	50,694	2,593	–	7,295	–
Net investment income (loss)	1,795,118	123,995	6,260	355,798	4,681
Net realized and unrealized gains (losses) on investments
Capital gain distributions	1,976,164	49,812	29,542	–	4,638
Net realized gain (loss) on shares redeemed	(228,311)	(126,441)	(21,453)	(220,851)	63
Net change in unrealized appreciation (depreciation) on investments	8,939,154	400,261	395,957	1,217,599	7,501
Net gains (losses) on investments	10,687,007	323,632	404,046	996,748	12,202
Net increase (decrease) in net assets resulting from operations	$12,482,125	$447,627	$410,306	$1,352,546	$16,883
	Segregated Sub-Accounts*
	PIMCO VIT Low Duration IS	PIMCO VIT Total Return IS	Putnam VT Intl Eq Cl IA	Putnam VT Intl Val Cl IA	Putnam VT Lg Cap Growth Cl IA
Net investment income (loss)
Dividend income	$47,472	$146,997	$1,689	$15,648	$–
Unit value credit (Note 3)	–	–	–	–	–
Net investment income (loss)	47,472	146,997	1,689	15,648	–
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	–	–	63,276
Net realized gain (loss) on shares redeemed	(13,029)	(73,985)	(12,401)	(4,424)	(203,138)
Net change in unrealized appreciation (depreciation) on investments	29,471	174,840	121,597	170,006	1,961,028
Net gains (losses) on investments	16,442	100,855	109,196	165,582	1,821,166
Net increase (decrease) in net assets resulting from operations	$63,914	$247,852	$110,885	$181,230	$1,821,166

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Operations

Year or Period ended December 31, 2023

	Segregated Sub-Accounts*
	Putnam VT Lg Cap Val Cl IA	SFT Bal Stabilization	SFT Core Bond Cl 1	SFT Delaware Ivy Growth	SFT Delaware Ivy Small Cap Growth
Net investment income (loss)
Dividend income	$63,930	$–	$–	$–	$–
Unit value credit (Note 3)	–	19,989	1,545	9,067	6,891
Net investment income (loss)	63,930	19,989	1,545	9,067	6,891
Net realized and unrealized gains (losses) on investments
Capital gain distributions	161,087	–	–	–	–
Net realized gain (loss) on shares redeemed	(20,752)	231,382	(55,577)	269,010	108,370
Net change in unrealized appreciation (depreciation) on investments	442,247	3,974,698	551,686	2,116,952	576,317
Net gains (losses) on investments	582,582	4,206,080	496,109	2,385,962	684,687
Net increase (decrease) in net assets resulting from operations	$646,512	$4,226,069	$497,654	$2,395,029	$691,578
	Segregated Sub-Accounts*
	SFT Eq Stabilization	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 500 Cl 1	SFT Intl Bond Cl 1(b)
Net investment income (loss)
Dividend income	$–	$38,550	$–	$–	$–
Unit value credit (Note 3)	11,072	602	6,352	33,001	–
Net investment income (loss)	11,072	39,152	6,352	33,001	–
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	–	–	–
Net realized gain (loss) on shares redeemed	66,760	–	1,319,447	1,177,652	(224,029)
Net change in unrealized appreciation (depreciation) on investments	1,149,981	–	3,608,777	24,606,293	248,387
Net gains (losses) on investments	1,216,741	–	4,928,224	25,783,945	24,358
Net increase (decrease) in net assets resulting from operations	$1,227,813	$39,152	$4,934,576	$25,816,946	$24,358

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Operations

Year or Period ended December 31, 2023

	Segregated Sub-Accounts*
	SFT Intl Bond Cl 2(b)	SFT Real Estate Cl 1	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 1	T. Rowe Price Health Science II Cl
Net investment income (loss)
Dividend income	$–	$–	$–	$–	$–
Unit value credit (Note 3)	–	3,702	11,845	2,597	–
Net investment income (loss)	–	3,702	11,845	2,597	–
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	–	–	32,429
Net realized gain (loss) on shares redeemed	(6,777)	281,302	196,916	80,665	(3,887)
Net change in unrealized appreciation (depreciation) on investments	9,328	1,327,292	1,000,964	759,610	625
Net gains (losses) on investments	2,551	1,608,594	1,197,880	840,275	29,167
Net increase (decrease) in net assets resulting from operations	$2,551	$1,612,296	$1,209,725	$842,872	$29,167
	Segregated Sub-Accounts*
	TOPS Mgd Risk Flex ETF	TOPS Target Range Cl S	Vanguard VIF Balanced	Vanguard VIF Capital Growth	Vanguard VIF Diversified Value
Net investment income (loss)
Dividend income	$208,660	$2,132	$482,515	$283,937	$233,210
Unit value credit (Note 3)	8,451	–	–	–	–
Net investment income (loss)	217,111	2,132	482,515	283,937	233,210
Net realized and unrealized gains (losses) on investments
Capital gain distributions	52,655	–	935,074	1,367,928	886,487
Net realized gain (loss) on shares redeemed	65,078	4,705	(34,030)	505,088	(6,371)
Net change in unrealized appreciation (depreciation) on investments	758,532	33,025	2,071,891	4,806,292	2,229,966
Net gains (losses) on investments	876,265	37,730	2,972,935	6,679,308	3,110,082
Net increase (decrease) in net assets resulting from operations	$1,093,376	$39,862	$3,455,450	$6,963,245	$3,343,292

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Operations

Year or Period ended December 31, 2023

	Segregated Sub-Accounts*
	Vanguard VIF Equity Income	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Money Market	Vanguard VIF Short- Term Inv-Gr
Net investment income (loss)
Dividend income	$511,478	$302,935	$450,566	$17,888	$66,449
Unit value credit (Note 3)	–	–	–	–	–
Net investment income (loss)	511,478	302,935	450,566	17,888	66,449
Net realized and unrealized gains (losses) on investments
Capital gain distributions	999,984	–	971,556	2	–
Net realized gain (loss) on shares redeemed	56,363	(42,162)	(715,629)	–	(34,776)
Net change in unrealized appreciation (depreciation) on investments	206,567	473,888	3,468,982	–	185,730
Net gains (losses) on investments	1,262,914	431,726	3,724,909	2	150,954
Net increase (decrease) in net assets resulting from operations	$1,774,392	$734,661	$4,175,475	$17,890	$217,403

	Segregated Sub-Accounts*
	Vanguard VIF Small Co Growth	Vanguard VIF Total Bond Market	Vanguard VIF Total Stock Market
Net investment income (loss)
Dividend income	$106,715	$221,847	$407,611
Unit value credit (Note 3)	–	–	–
Net investment income (loss)	106,715	221,847	407,611
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	1,986,588
Net realized gain (loss) on shares redeemed	(848,983)	(72,782)	(13,957)
Net change in unrealized appreciation (depreciation) on investments	5,615,800	505,917	6,726,164
Net gains (losses) on investments	4,766,817	433,135	8,698,795
Net increase (decrease) in net assets resulting from operations	$4,873,532	$654,982	$9,106,406

*  See Note 1 for the full name of each segregated Sub-Account.

(a)  For the period from September 29, 2023 through December 31, 2023.

(b)  For the period from January 1, 2023 through December 8, 2023.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2023 and 2022

	Segregated Sub-Accounts*
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl A	Amer Century II VP Infl Pro Cl I	Amer Century VP Dscplnd Core Val Cl I	Amer Funds IS Capital World Bond Cl 1
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$284,269	$93,226	$41,573	$17,734	$4,917
Net realized gains (losses) on investments	3,438,034	(171)	(282)	149,890	750
Net change in unrealized appreciation (depreciation) on investments	(5,953,718)	(262,584)	(131,002)	(271,023)	(265,324)
Net increase (decrease) in net assets resulting from operations	(2,231,415)	(169,529)	(89,711)	(103,399)	(259,657)
Policy transactions (Notes 3 and 6)
Policy purchase payments	1,672,898	886,637	806,815	706,140	1,891,268
Policy terminations, withdrawal payments and charges	(279,331)	(80,421)	(53,519)	(139,230)	(108,447)
Increase (decrease) in net assets from policy transactions	1,393,567	806,216	753,296	566,910	1,782,821
Increase (decrease) in net assets	(837,848)	636,687	663,585	463,511	1,523,164
Net assets at the beginning of year or period	11,690,281	1,627,884	462,920	719,338	593,454
Net assets at the end of year or period	$10,852,433	$2,264,571	$1,126,505	$1,182,849	$2,116,618
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$82,453	$21,401	$52,785	$24,424	$–
Net realized gains (losses) on investments	(206,321)	25,043	(8,453)	(46,869)	(53,936)
Net change in unrealized appreciation (depreciation) on investments	1,645,268	298,800	3,703	168,514	299,560
Net increase (decrease) in net assets resulting from operations	1,521,400	345,244	48,035	146,069	245,624
Policy transactions (Notes 3 and 6)
Policy purchase payments	1,247,189	352,723	471,067	701,526	2,909,975
Policy terminations, withdrawal payments and charges	(503,556)	(250,174)	(44,852)	(103,681)	(190,408)
Increase (decrease) in net assets from policy transactions	743,633	102,549	426,215	597,845	2,719,567
Increase (decrease) in net assets	2,265,033	447,793	474,250	743,914	2,965,191
Net assets at the beginning of year or period	10,852,433	2,264,571	1,126,505	1,182,849	2,116,618
Net assets at the end of year or period	$13,117,466	$2,712,364	$1,600,755	$1,926,763	$5,081,809

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2023 and 2022

	Segregated Sub-Accounts*
	Amer Funds IS Capital World Bond Cl 2(a)	Amer Funds IS Global Small Cap Cl 1	Amer Funds IS Growth Cl 1	Amer Funds IS Growth- Inc Cl 1	Amer Funds IS Intl Cl 1
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$–	$–	$109,604	$108,319	$167,356
Net realized gains (losses) on investments	–	613,709	1,826,025	575,619	756,636
Net change in unrealized appreciation (depreciation) on investments	–	(1,261,974)	(6,234,482)	(1,514,236)	(2,590,189)
Net increase (decrease) in net assets resulting from operations	–	(648,265)	(4,298,853)	(830,298)	(1,666,197)
Policy transactions (Notes 3 and 6)
Policy purchase payments	–	1,692,583	14,623,660	4,376,534	3,692,332
Policy terminations, withdrawal payments and charges	–	(118,294)	(613,091)	(381,101)	(1,484,158)
Increase (decrease) in net assets from policy transactions	–	1,574,289	14,010,569	3,995,433	2,208,174
Increase (decrease) in net assets	–	926,024	9,711,716	3,165,135	541,977
Net assets at the beginning of year or period	–	1,832,109	10,095,510	4,224,826	7,851,427
Net assets at the end of year or period	$–	$2,758,133	$19,807,226	$7,389,961	$8,393,404
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$–	$20,815	$192,712	$211,838	$176,729
Net realized gains (losses) on investments	9	(129,422)	585,437	465,118	(143,045)
Net change in unrealized appreciation (depreciation) on investments	7,194	707,679	8,676,884	1,962,741	1,485,980
Net increase (decrease) in net assets resulting from operations	7,203	599,072	9,455,033	2,639,697	1,519,664
Policy transactions (Notes 3 and 6)
Policy purchase payments	181,983	1,719,471	12,141,753	6,572,257	2,839,088
Policy terminations, withdrawal payments and charges	(114)	(179,740)	(2,499,094)	(784,742)	(566,241)
Increase (decrease) in net assets from policy transactions	181,869	1,539,731	9,642,659	5,787,515	2,272,847
Increase (decrease) in net assets	189,072	2,138,803	19,097,692	8,427,212	3,792,511
Net assets at the beginning of year or period	–	2,758,133	19,807,226	7,389,961	8,393,404
Net assets at the end of year or period	$189,072	$4,896,936	$38,904,918	$15,817,173	$12,185,915

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2023 and 2022

	Segregated Sub-Accounts*
	Amer Funds IS New World Cl 1	Amer Funds IS US Govt Sec Cl 1	BlackRock Intl Index VI Cl I	BlackRock Small Cap Index VI Cl I	ClearBridge Sm Cap Growth Cl I
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$92,364	$32,423	$77,059	$42,478	$1,135
Net realized gains (losses) on investments	425,056	(17,724)	(135,154)	26,566	8,533
Net change in unrealized appreciation (depreciation) on investments	(1,547,883)	(73,166)	(289,923)	(553,070)	(483,669)
Net increase (decrease) in net assets resulting from operations	(1,030,463)	(58,467)	(348,018)	(484,026)	(474,001)
Policy transactions (Notes 3 and 6)
Policy purchase payments	3,246,961	495,492	1,655,783	1,955,521	1,586,051
Policy terminations, withdrawal payments and charges	(193,358)	(85,013)	(557,980)	(85,943)	(178,930)
Increase (decrease) in net assets from policy transactions	3,053,603	410,479	1,097,803	1,869,578	1,407,121
Increase (decrease) in net assets	2,023,140	352,012	749,785	1,385,552	933,120
Net assets at the beginning of year or period	4,217,193	515,710	2,359,760	1,962,551	1,341,374
Net assets at the end of year or period	$6,240,333	$867,722	$3,109,545	$3,348,103	$2,274,494
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$151,724	$60,890	$172,167	$84,604	$2,480
Net realized gains (losses) on investments	(69,610)	(12,750)	(52,625)	110,630	(48,260)
Net change in unrealized appreciation (depreciation) on investments	1,102,788	6,242	607,263	671,910	322,993
Net increase (decrease) in net assets resulting from operations	1,184,902	54,382	726,805	867,144	277,213
Policy transactions (Notes 3 and 6)
Policy purchase payments	2,636,103	969,311	2,612,405	2,821,240	2,255,976
Policy terminations, withdrawal payments and charges	(228,820)	(45,787)	(630,859)	(146,131)	(111,615)
Increase (decrease) in net assets from policy transactions	2,407,283	923,524	1,981,546	2,675,109	2,144,361
Increase (decrease) in net assets	3,592,185	977,906	2,708,351	3,542,253	2,421,574
Net assets at the beginning of year or period	6,240,333	867,722	3,109,545	3,348,103	2,274,494
Net assets at the end of year or period	$9,832,518	$1,845,628	$5,817,896	$6,890,356	$4,696,068

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2023 and 2022

	Segregated Sub-Accounts*
	Delaware Ivy VIP Asset Strategy Cl II	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II	Delaware Ivy VIP Corporate Bond Cl II	Delaware Ivy VIP Energy Cl II
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$172,420	$6,991	$14,788	$16,016	$13,061
Net realized gains (losses) on investments	810,471	204,807	980,479	8,272	8,781
Net change in unrealized appreciation (depreciation) on investments	(2,635,388)	(314,142)	(1,815,689)	(135,927)	147,340
Net increase (decrease) in net assets resulting from operations	(1,652,497)	(102,344)	(820,422)	(111,639)	169,182
Policy transactions (Notes 3 and 6)
Policy purchase payments	1,011,651	34,847	1,054,849	93,146	16,756
Policy terminations, withdrawal payments and charges	(937,840)	(20,286)	(635,396)	(104,179)	(123,558)
Increase (decrease) in net assets from policy transactions	73,811	14,561	419,453	(11,033)	(106,802)
Increase (decrease) in net assets	(1,578,686)	(87,783)	(400,969)	(122,672)	62,380
Net assets at the beginning of year or period	11,321,856	635,789	4,802,862	701,116	362,790
Net assets at the end of year or period	$9,743,170	$548,006	$4,401,893	$578,444	$425,170
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$246,333	$5,052	$25,065	$17,310	$14,510
Net realized gains (losses) on investments	(28,224)	(26,533)	434,968	(4,887)	17,994
Net change in unrealized appreciation (depreciation) on investments	1,182,018	107,056	616,739	31,290	(15,050)
Net increase (decrease) in net assets resulting from operations	1,400,127	85,575	1,076,772	43,713	17,454
Policy transactions (Notes 3 and 6)
Policy purchase payments	795,676	25,187	661,215	60,385	44,286
Policy terminations, withdrawal payments and charges	(426,827)	(55,524)	(398,764)	(26,887)	(55,804)
Increase (decrease) in net assets from policy transactions	368,849	(30,337)	262,451	33,498	(11,518)
Increase (decrease) in net assets	1,768,976	55,238	1,339,223	77,211	5,936
Net assets at the beginning of year or period	9,743,170	548,006	4,401,893	578,444	425,170
Net assets at the end of year or period	$11,512,146	$603,244	$5,741,116	$655,655	$431,106

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2023 and 2022

	Segregated Sub-Accounts*
	Delaware Ivy VIP Global Bond Cl II(b)	Delaware Ivy VIP Global Growth Cl II	Delaware Ivy VIP Govt Money Market Cl II(b)	Delaware Ivy VIP Growth Cl II	Delaware Ivy VIP High Income Cl II
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$9,034	$21,023	$(5)	$7,783	$73,569
Net realized gains (losses) on investments	(18,023)	363,506	–	1,577,575	(4,143)
Net change in unrealized appreciation (depreciation) on investments	(1,012)	(832,729)	–	(3,768,638)	(200,688)
Net increase (decrease) in net assets resulting from operations	(10,001)	(448,200)	(5)	(2,183,280)	(131,262)
Policy transactions (Notes 3 and 6)
Policy purchase payments	11,260	791,819	3,115	534,618	115,861
Policy terminations, withdrawal payments and charges	(177,530)	(151,816)	(64,640)	(230,308)	(86,840)
Increase (decrease) in net assets from policy transactions	(166,270)	640,003	(61,525)	304,310	29,021
Increase (decrease) in net assets	(176,271)	191,803	(61,530)	(1,878,970)	(102,241)
Net assets at the beginning of year or period	176,271	2,564,692	61,530	7,922,215	1,201,453
Net assets at the end of year or period	$–	$2,756,495	$–	$6,043,245	$1,099,212
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$–	$6,927	$–	$8,691	$73,613
Net realized gains (losses) on investments	–	640,351	–	517,827	(21,181)
Net change in unrealized appreciation (depreciation) on investments	–	(14,684)	–	1,743,604	76,614
Net increase (decrease) in net assets resulting from operations	–	632,594	–	2,270,122	129,046
Policy transactions (Notes 3 and 6)
Policy purchase payments	–	937,387	–	484,937	57,617
Policy terminations, withdrawal payments and charges	–	(228,047)	–	(731,704)	(78,704)
Increase (decrease) in net assets from policy transactions	–	709,340	–	(246,767)	(21,087)
Increase (decrease) in net assets	–	1,341,934	–	2,023,355	107,959
Net assets at the beginning of year or period	–	2,756,495	–	6,043,245	1,099,212
Net assets at the end of year or period	$–	$4,098,429	$–	$8,066,600	$1,207,171

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2023 and 2022

	Segregated Sub-Accounts*
	Delaware Ivy VIP Intl Core Equity Cl II	Delaware Ivy VIP Limited- Term Bond Cl II	Delaware Ivy VIP Mid Cap Growth Cl II	Delaware Ivy VIP Natural Res Cl II	Delaware Ivy VIP Path Aggressive Cl II
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$110,847	$2,320	$4,950	$56,684	$157,421
Net realized gains (losses) on investments	361,234	(4)	759,155	113,916	563,755
Net change in unrealized appreciation (depreciation) on investments	(1,188,180)	(9,473)	(2,206,722)	363,388	(2,176,813)
Net increase (decrease) in net assets resulting from operations	(716,099)	(7,157)	(1,442,617)	533,988	(1,455,637)
Policy transactions (Notes 3 and 6)
Policy purchase payments	1,120,710	43,265	2,670,401	213,000	308,686
Policy terminations, withdrawal payments and charges	(407,481)	(56,163)	(338,837)	(732,677)	(254,878)
Increase (decrease) in net assets from policy transactions	713,229	(12,898)	2,331,564	(519,677)	53,808
Increase (decrease) in net assets	(2,870)	(20,055)	888,947	14,311	(1,401,829)
Net assets at the beginning of year or period	5,052,791	172,450	4,275,477	3,114,573	8,770,084
Net assets at the end of year or period	$5,049,921	$152,395	$5,164,424	$3,128,884	$7,368,255
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$94,793	$3,065	$8,459	$77,057	$491,440
Net realized gains (losses) on investments	(31,049)	(472)	409,433	39,388	941,533
Net change in unrealized appreciation (depreciation) on investments	745,089	5,471	873,390	(64,647)	(165,114)
Net increase (decrease) in net assets resulting from operations	808,833	8,064	1,291,282	51,798	1,267,859
Policy transactions (Notes 3 and 6)
Policy purchase payments	702,256	22,523	2,878,550	273,289	294,008
Policy terminations, withdrawal payments and charges	(373,258)	(8,002)	(596,503)	(426,736)	(634,592)
Increase (decrease) in net assets from policy transactions	328,998	14,521	2,282,047	(153,447)	(340,584)
Increase (decrease) in net assets	1,137,831	22,585	3,573,329	(101,649)	927,275
Net assets at the beginning of year or period	5,049,921	152,395	5,164,424	3,128,884	7,368,255
Net assets at the end of year or period	$6,187,752	$174,980	$8,737,753	$3,027,235	$8,295,530

*  See Note 1 for the full name of each segregated Sub-Account.
(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2023 and 2022

	Segregated Sub-Accounts*
	Delaware Ivy VIP Path Conserv Cl II	Delaware Ivy VIP Path Mod Aggr Cl II	Delaware Ivy VIP Path Mod Cl II	Delaware Ivy VIP Path Mod Cons Cl II	Delaware Ivy VIP Path Mod MV Cl II
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$5,934	$306,313	$102,800	$16,143	$316,056
Net realized gains (losses) on investments	15,704	917,360	323,746	49,335	1,817,094
Net change in unrealized appreciation (depreciation) on investments	(54,476)	(3,453,600)	(1,086,041)	(170,658)	(3,638,786)
Net increase (decrease) in net assets resulting from operations	(32,838)	(2,229,927)	(659,495)	(105,180)	(1,505,636)
Policy transactions (Notes 3 and 6)
Policy purchase payments	1,865	449,824	70,262	21,730	868,539
Policy terminations, withdrawal payments and charges	(9,418)	(819,500)	(81,325)	(186,163)	(295,445)
Increase (decrease) in net assets from policy transactions	(7,553)	(369,676)	(11,063)	(164,433)	573,094
Increase (decrease) in net assets	(40,391)	(2,599,603)	(670,558)	(269,613)	(932,542)
Net assets at the beginning of year or period	237,694	14,185,118	4,359,080	820,216	11,334,307
Net assets at the end of year or period	$197,303	$11,585,515	$3,688,522	$550,603	$10,401,765
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$8,658	$726,236	$220,432	$29,015	$527,220
Net realized gains (losses) on investments	18,605	1,303,941	421,850	62,742	1,399,085
Net change in unrealized appreciation (depreciation) on investments	(2,065)	(173,292)	(80,102)	(14,485)	(444,409)
Net increase (decrease) in net assets resulting from operations	25,198	1,856,885	562,180	77,272	1,481,896
Policy transactions (Notes 3 and 6)
Policy purchase payments	15,580	333,826	60,824	20,919	810,799
Policy terminations, withdrawal payments and charges	(8,779)	(891,983)	(170,047)	(22,567)	(502,501)
Increase (decrease) in net assets from policy transactions	6,801	(558,157)	(109,223)	(1,648)	308,298
Increase (decrease) in net assets	31,999	1,298,728	452,957	75,624	1,790,194
Net assets at the beginning of year or period	197,303	11,585,515	3,688,522	550,603	10,401,765
Net assets at the end of year or period	$229,302	$12,884,243	$4,141,479	$626,227	$12,191,959

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2023 and 2022

	Segregated Sub-Accounts*
	Delaware Ivy VIP Science & Tech Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II	Delaware Ivy VIP Value Cl II	Delaware VIP Global Eq Cl II
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$18,192	$1,878	$2,275	$14,686	$27,547
Net realized gains (losses) on investments	1,157,878	354,178	349,903	332,143	124,852
Net change in unrealized appreciation (depreciation) on investments	(6,919,415)	(857,421)	(651,577)	(397,695)	(240,790)
Net increase (decrease) in net assets resulting from operations	(5,743,345)	(501,365)	(299,399)	(50,866)	(88,391)
Policy transactions (Notes 3 and 6)
Policy purchase payments	7,201,463	272,104	634,736	117,072	137,099
Policy terminations, withdrawal payments and charges	(1,543,330)	(114,363)	(365,154)	(178,462)	(178,859)
Increase (decrease) in net assets from policy transactions	5,658,133	157,741	269,582	(61,390)	(41,760)
Increase (decrease) in net assets	(85,212)	(343,624)	(29,817)	(112,256)	(130,151)
Net assets at the beginning of year or period	16,688,465	1,812,670	2,016,741	1,114,974	840,169
Net assets at the end of year or period	$16,603,253	$1,469,046	$1,986,924	$1,002,718	$710,018
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$25,218	$1,951	$7,701	$17,108	$14,693
Net realized gains (losses) on investments	(110,453)	231,207	193,535	145,937	(18,064)
Net change in unrealized appreciation (depreciation) on investments	7,191,089	(31,962)	179,066	(78,345)	104,715
Net increase (decrease) in net assets resulting from operations	7,105,854	201,196	380,302	84,700	101,344
Policy transactions (Notes 3 and 6)
Policy purchase payments	5,810,237	135,376	662,443	100,449	78,273
Policy terminations, withdrawal payments and charges	(2,109,293)	(45,696)	(114,507)	(72,641)	(44,315)
Increase (decrease) in net assets from policy transactions	3,700,944	89,680	547,936	27,808	33,958
Increase (decrease) in net assets	10,806,798	290,876	928,238	112,508	135,302
Net assets at the beginning of year or period	16,603,253	1,469,046	1,986,924	1,002,718	710,018
Net assets at the end of year or period	$27,410,051	$1,759,922	$2,915,162	$1,115,226	$845,320

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2023 and 2022

	Segregated Sub-Accounts*
	Delaware VIP RE Sec Cl II	Fidelity VIP Bond Index IC	Fidelity VIP Equity- Income IC	Fidelity VIP Mid Cap IC	Franklin Small Cap Val VIP Cl 1
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$5,587	$10,359	$163,492	$67,500	$180,093
Net realized gains (losses) on investments	74,354	(3,212)	321,278	681,169	2,290,143
Net change in unrealized appreciation (depreciation) on investments	(245,481)	(43,883)	(781,990)	(2,220,199)	(3,911,729)
Net increase (decrease) in net assets resulting from operations	(165,540)	(36,736)	(297,220)	(1,471,530)	(1,441,493)
Policy transactions (Notes 3 and 6)
Policy purchase payments	41,759	556,496	2,833,475	5,177,669	3,052,478
Policy terminations, withdrawal payments and charges	(33,067)	(25,490)	(813,890)	(719,323)	(974,978)
Increase (decrease) in net assets from policy transactions	8,692	531,006	2,019,585	4,458,346	2,077,500
Increase (decrease) in net assets	(156,848)	494,270	1,722,365	2,986,816	636,007
Net assets at the beginning of year or period	682,760	167,395	6,652,250	9,677,568	14,657,667
Net assets at the end of year or period	$525,912	$661,665	$8,374,615	$12,664,384	$15,293,674
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$11,956	$30,370	$205,480	$112,796	$134,764
Net realized gains (losses) on investments	41,774	(13,483)	325,996	390,541	747,330
Net change in unrealized appreciation (depreciation) on investments	(388)	43,079	504,182	1,843,381	1,452,342
Net increase (decrease) in net assets resulting from operations	53,342	59,966	1,035,658	2,346,718	2,334,436
Policy transactions (Notes 3 and 6)
Policy purchase payments	60,784	889,207	2,535,978	5,043,827	3,680,959
Policy terminations, withdrawal payments and charges	(27,374)	(75,485)	(850,712)	(688,039)	(561,216)
Increase (decrease) in net assets from policy transactions	33,410	813,722	1,685,266	4,355,788	3,119,743
Increase (decrease) in net assets	86,752	873,688	2,720,924	6,702,506	5,454,179
Net assets at the beginning of year or period	525,912	661,665	8,374,615	12,664,384	15,293,674
Net assets at the end of year or period	$612,664	$1,535,353	$11,095,539	$19,366,890	$20,747,853

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2023 and 2022

	Segregated Sub-Accounts*
	Goldman Sachs VIT Govt Money Market SS(c)	Invesco Opphmr VI Intl Growth Sr I	Invesco VI American Value Sr I	Invesco VI Comstock Sr I	Invesco VI MS Sm Cap Sr I
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$845	$422	$25,429	$49,442	$14,493
Net realized gains (losses) on investments	–	234,338	625,749	163,960	248,190
Net change in unrealized appreciation (depreciation) on investments	–	(508,827)	(632,476)	(130,160)	(543,795)
Net increase (decrease) in net assets resulting from operations	845	(274,067)	18,702	83,242	(281,112)
Policy transactions (Notes 3 and 6)
Policy purchase payments	67,606	697,171	1,727,569	1,794,457	1,181,080
Policy terminations, withdrawal payments and charges	(4,852)	(50,828)	(361,031)	(338,950)	(230,210)
Increase (decrease) in net assets from policy transactions	62,754	646,343	1,366,538	1,455,507	950,870
Increase (decrease) in net assets	63,599	372,276	1,385,240	1,538,749	669,758
Net assets at the beginning of year or period	–	978,062	2,086,416	1,534,969	1,697,353
Net assets at the end of year or period	$63,599	$1,350,338	$3,471,656	$3,073,718	$2,367,111
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$2,919	$11,624	$29,149	$75,939	$40,341
Net realized gains (losses) on investments	–	(53,166)	834,744	489,315	(74,110)
Net change in unrealized appreciation (depreciation) on investments	–	364,761	(208,165)	(103,328)	579,963
Net increase (decrease) in net assets resulting from operations	2,919	323,219	655,728	461,926	546,194
Policy transactions (Notes 3 and 6)
Policy purchase payments	5,828	480,624	1,352,335	1,175,283	1,046,324
Policy terminations, withdrawal payments and charges	(6,240)	(104,189)	(696,889)	(324,817)	(337,281)
Increase (decrease) in net assets from policy transactions	(412)	376,435	655,446	850,466	709,043
Increase (decrease) in net assets	2,507	699,654	1,311,174	1,312,392	1,255,237
Net assets at the beginning of year or period	63,599	1,350,338	3,471,656	3,073,718	2,367,111
Net assets at the end of year or period	$66,106	$2,049,992	$4,782,830	$4,386,110	$3,622,348

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2023 and 2022

	Segregated Sub-Accounts*
	Janus Henderson Balanced IS	Janus Henderson Flexible Bond IS	Janus Henderson Forty IS	Janus Henderson Mid Cap Val IS	Janus Henderson Overseas IS
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$66,450	$21,522	$6,723	$14,344	$75,327
Net realized gains (losses) on investments	169,886	(29,184)	241,170	86,688	27,241
Net change in unrealized appreciation (depreciation) on investments	(856,682)	(52,373)	(918,334)	(133,436)	(404,965)
Net increase (decrease) in net assets resulting from operations	(620,346)	(60,035)	(670,441)	(32,404)	(302,397)
Policy transactions (Notes 3 and 6)
Policy purchase payments	4,125,105	1,048,028	2,286,266	799,604	1,175,481
Policy terminations, withdrawal payments and charges	(625,885)	(205,627)	(131,010)	(109,261)	(308,808)
Increase (decrease) in net assets from policy transactions	3,499,220	842,401	2,155,256	690,343	866,673
Increase (decrease) in net assets	2,878,874	782,366	1,484,815	657,939	564,276
Net assets at the beginning of year or period	3,241,170	299,649	1,676,448	757,050	4,074,834
Net assets at the end of year or period	$6,120,044	$1,082,015	$3,161,263	$1,414,989	$4,639,110
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$177,984	$94,055	$9,085	$30,345	$79,745
Net realized gains (losses) on investments	(76,808)	(17,889)	(95,720)	67,432	25,885
Net change in unrealized appreciation (depreciation) on investments	1,049,778	31,959	1,497,734	221,262	420,184
Net increase (decrease) in net assets resulting from operations	1,150,954	108,125	1,411,099	319,039	525,814
Policy transactions (Notes 3 and 6)
Policy purchase payments	3,505,301	1,417,049	1,134,347	1,740,474	841,960
Policy terminations, withdrawal payments and charges	(646,122)	(83,272)	(395,693)	(105,606)	(302,289)
Increase (decrease) in net assets from policy transactions	2,859,179	1,333,777	738,654	1,634,868	539,671
Increase (decrease) in net assets	4,010,133	1,441,902	2,149,753	1,953,907	1,065,485
Net assets at the beginning of year or period	6,120,044	1,082,015	3,161,263	1,414,989	4,639,110
Net assets at the end of year or period	$10,130,177	$2,523,917	$5,311,016	$3,368,896	$5,704,595

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2023 and 2022

	Segregated Sub-Accounts*
	Janus Henderson Research IS	MFS VIT - Mid Cap Growth Ser IC	MFS VIT II - Intl Intrinsic Val IC	MorgStanley VIF Emg Mk Eq Cl 2	Morningstar Aggr Growth ETF Cl I
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$5,543	$772	$68,765	$27,761	$1,323,448
Net realized gains (losses) on investments	623,915	222,211	425,331	554,398	2,938,839
Net change in unrealized appreciation (depreciation) on investments	(1,926,779)	(680,961)	(2,602,263)	(2,226,720)	(14,217,635)
Net increase (decrease) in net assets resulting from operations	(1,297,321)	(457,978)	(2,108,167)	(1,644,561)	(9,955,348)
Policy transactions (Notes 3 and 6)
Policy purchase payments	326,794	1,084,279	2,721,580	1,671,747	9,353,101
Policy terminations, withdrawal payments and charges	(241,020)	(92,606)	(406,793)	(272,419)	(3,058,926)
Increase (decrease) in net assets from policy transactions	85,774	991,673	2,314,787	1,399,328	6,294,175
Increase (decrease) in net assets	(1,211,547)	533,695	206,620	(245,233)	(3,661,173)
Net assets at the beginning of year or period	4,296,490	1,382,072	8,604,762	6,066,410	76,193,213
Net assets at the end of year or period	$3,084,943	$1,915,767	$8,811,382	$5,821,177	$72,532,040
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$5,586	$1,328	$78,666	$114,965	$1,674,045
Net realized gains (losses) on investments	30,218	(15,320)	845,126	93,627	2,180,182
Net change in unrealized appreciation (depreciation) on investments	1,335,082	556,086	710,722	564,074	9,277,995
Net increase (decrease) in net assets resulting from operations	1,370,886	542,094	1,634,514	772,666	13,132,222
Policy transactions (Notes 3 and 6)
Policy purchase payments	349,916	1,211,818	2,182,419	1,222,011	11,683,420
Policy terminations, withdrawal payments and charges	(170,015)	(108,105)	(1,029,215)	(209,107)	(3,542,539)
Increase (decrease) in net assets from policy transactions	179,901	1,103,713	1,153,204	1,012,904	8,140,881
Increase (decrease) in net assets	1,550,787	1,645,807	2,787,718	1,785,570	21,273,103
Net assets at the beginning of year or period	3,084,943	1,915,767	8,811,382	5,821,177	72,532,040
Net assets at the end of year or period	$4,635,730	$3,561,574	$11,599,100	$7,606,747	$93,805,143

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2023 and 2022

	Segregated Sub-Accounts*
	Morningstar Balanced ETF Cl I	Morningstar Conservative ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Neuberger Berman Sustain Eq Cl I
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$413,256	$53,825	$1,582,462	$85,908	$4,578
Net realized gains (losses) on investments	715,139	78,566	3,511,252	57,959	99,195
Net change in unrealized appreciation (depreciation) on investments	(3,853,742)	(427,977)	(16,701,380)	(660,450)	(217,497)
Net increase (decrease) in net assets resulting from operations	(2,725,347)	(295,586)	(11,607,666)	(516,583)	(113,724)
Policy transactions (Notes 3 and 6)
Policy purchase payments	2,664,938	1,209,789	8,243,424	1,071,311	860,000
Policy terminations, withdrawal payments and charges	(3,016,956)	(633,425)	(4,201,194)	(2,422,975)	(44,878)
Increase (decrease) in net assets from policy transactions	(352,018)	576,364	4,042,230	(1,351,664)	815,122
Increase (decrease) in net assets	(3,077,365)	280,778	(7,565,436)	(1,868,247)	701,398
Net assets at the beginning of year or period	22,203,578	2,691,802	88,363,666	5,612,591	555,288
Net assets at the end of year or period	$19,126,213	$2,972,580	$80,798,230	$3,744,344	$1,256,686
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$502,211	$89,662	$1,795,118	$123,995	$6,260
Net realized gains (losses) on investments	368,881	(3,341)	1,747,853	(76,629)	8,089
Net change in unrealized appreciation (depreciation) on investments	1,715,823	174,187	8,939,154	400,261	395,957
Net increase (decrease) in net assets resulting from operations	2,586,915	260,508	12,482,125	447,627	410,306
Policy transactions (Notes 3 and 6)
Policy purchase payments	2,312,956	801,581	6,107,059	1,626,162	562,148
Policy terminations, withdrawal payments and charges	(1,442,487)	(363,726)	(7,420,027)	(857,574)	(157,720)
Increase (decrease) in net assets from policy transactions	870,469	437,855	(1,312,968)	768,588	404,428
Increase (decrease) in net assets	3,457,384	698,363	11,169,157	1,216,215	814,734
Net assets at the beginning of year or period	19,126,213	2,972,580	80,798,230	3,744,344	1,256,686
Net assets at the end of year or period	$22,583,597	$3,670,943	$91,967,387	$4,960,559	$2,071,420

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2023 and 2022

	Segregated Sub-Accounts*
	PIMCO VIT Global Div Alloc Adv Cl	PIMCO VIT Intl Bond USD-H Adv Cl(d)	PIMCO VIT Low Duration IS	PIMCO VIT Total Return IS	Putnam VT Intl Eq Cl IA
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$445,272	$134	$9,234	$58,342	$3,556
Net realized gains (losses) on investments	2,920,670	250	(5,825)	(97,355)	6,419
Net change in unrealized appreciation (depreciation) on investments	(5,089,946)	20	(16,189)	(238,099)	(24,751)
Net increase (decrease) in net assets resulting from operations	(1,724,004)	404	(12,780)	(277,112)	(14,776)
Policy transactions (Notes 3 and 6)
Policy purchase payments	1,264,163	56,613	651,930	2,030,764	431,195
Policy terminations, withdrawal payments and charges	(171,538)	(11,046)	(80,504)	(529,752)	(54,595)
Increase (decrease) in net assets from policy transactions	1,092,625	45,567	571,426	1,501,012	376,600
Increase (decrease) in net assets	(631,379)	45,971	558,646	1,223,900	361,824
Net assets at the beginning of year or period	10,185,597	–	214,267	1,548,217	152,357
Net assets at the end of year or period	$9,554,218	$45,971	$772,913	$2,772,117	$514,181
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$355,798	$4,681	$47,472	$146,997	$1,689
Net realized gains (losses) on investments	(220,851)	4,701	(13,029)	(73,985)	(12,401)
Net change in unrealized appreciation (depreciation) on investments	1,217,599	7,501	29,471	174,840	121,597
Net increase (decrease) in net assets resulting from operations	1,352,546	16,883	63,914	247,852	110,885
Policy transactions (Notes 3 and 6)
Policy purchase payments	868,582	344,492	939,039	2,545,965	225,763
Policy terminations, withdrawal payments and charges	(367,013)	(114,360)	(274,560)	(424,751)	(55,275)
Increase (decrease) in net assets from policy transactions	501,569	230,132	664,479	2,121,214	170,488
Increase (decrease) in net assets	1,854,115	247,015	728,393	2,369,066	281,373
Net assets at the beginning of year or period	9,554,218	45,971	772,913	2,772,117	514,181
Net assets at the end of year or period	$11,408,333	$292,986	$1,501,306	$5,141,183	$795,554

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2023 and 2022

	Segregated Sub-Accounts*
	Putnam VT Intl Val Cl IA	Putnam VT Lg Cap Growth Cl IA	Putnam VT Lg Cap Val Cl IA	SFT Bal Stabilization	SFT Core Bond Cl 1
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$10,677	$–	$17,655	$18,824	$1,428
Net realized gains (losses) on investments	6,478	315,579	95,305	225,656	(133,206)
Net change in unrealized appreciation (depreciation) on investments	(22,149)	(1,226,329)	(106,666)	(3,968,542)	(969,502)
Net increase (decrease) in net assets resulting from operations	(4,994)	(910,750)	6,294	(3,724,062)	(1,101,280)
Policy transactions (Notes 3 and 6)
Policy purchase payments	560,346	2,747,569	1,890,129	1,645,963	3,408,095
Policy terminations, withdrawal payments and charges	(142,456)	(286,217)	(420,761)	(842,940)	(2,750,390)
Increase (decrease) in net assets from policy transactions	417,890	2,461,352	1,469,368	803,023	657,705
Increase (decrease) in net assets	412,896	1,550,602	1,475,662	(2,921,039)	(443,575)
Net assets at the beginning of year or period	382,160	2,301,659	667,427	29,333,250	7,722,940
Net assets at the end of year or period	$795,056	$3,852,261	$2,143,089	$26,412,211	$7,279,365
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$15,648	$–	$63,930	$19,989	$1,545
Net realized gains (losses) on investments	(4,424)	(139,862)	140,335	231,382	(55,577)
Net change in unrealized appreciation (depreciation) on investments	170,006	1,961,028	442,247	3,974,698	551,686
Net increase (decrease) in net assets resulting from operations	181,230	1,821,166	646,512	4,226,069	497,654
Policy transactions (Notes 3 and 6)
Policy purchase payments	469,665	1,155,294	2,797,839	1,888,589	3,084,320
Policy terminations, withdrawal payments and charges	(119,244)	(732,635)	(227,931)	(602,642)	(1,613,976)
Increase (decrease) in net assets from policy transactions	350,421	422,659	2,569,908	1,285,947	1,470,344
Increase (decrease) in net assets	531,651	2,243,825	3,216,420	5,512,016	1,967,998
Net assets at the beginning of year or period	795,056	3,852,261	2,143,089	26,412,211	7,279,365
Net assets at the end of year or period	$1,326,707	$6,096,086	$5,359,509	$31,924,227	$9,247,363

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2023 and 2022

	Segregated Sub-Accounts*
	SFT Delaware Ivy Growth	SFT Delaware Ivy Small Cap Growth	SFT Eq Stabilization	SFT Govt Money Market	SFT Index 400 MC Cl 1
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$6,130	$5,406	$10,177	$12,178	$5,243
Net realized gains (losses) on investments	121,468	66,361	73,315	–	588,401
Net change in unrealized appreciation (depreciation) on investments	(1,794,965)	(1,494,713)	(1,574,004)	–	(4,145,295)
Net increase (decrease) in net assets resulting from operations	(1,667,367)	(1,422,946)	(1,490,512)	12,178	(3,551,651)
Policy transactions (Notes 3 and 6)
Policy purchase payments	2,079,968	1,496,972	1,519,156	5,288,806	8,042,258
Policy terminations, withdrawal payments and charges	(276,072)	(262,510)	(407,601)	(13,426,663)	(1,437,801)
Increase (decrease) in net assets from policy transactions	1,803,896	1,234,462	1,111,555	(8,137,857)	6,604,457
Increase (decrease) in net assets	136,529	(188,484)	(378,957)	(8,125,679)	3,052,806
Net assets at the beginning of year or period	5,825,787	4,934,291	15,249,329	8,568,751	25,323,072
Net assets at the end of year or period	$5,962,316	$4,745,807	$14,870,372	$443,072	$28,375,878
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$9,067	$6,891	$11,072	$39,152	$6,352
Net realized gains (losses) on investments	269,010	108,370	66,760	–	1,319,447
Net change in unrealized appreciation (depreciation) on investments	2,116,952	576,317	1,149,981	–	3,608,777
Net increase (decrease) in net assets resulting from operations	2,395,029	691,578	1,227,813	39,152	4,934,576
Policy transactions (Notes 3 and 6)
Policy purchase payments	1,258,669	1,665,689	1,451,787	4,469,068	5,612,452
Policy terminations, withdrawal payments and charges	(569,313)	(599,132)	(351,661)	(3,693,260)	(3,051,584)
Increase (decrease) in net assets from policy transactions	689,356	1,066,557	1,100,126	775,808	2,560,868
Increase (decrease) in net assets	3,084,385	1,758,135	2,327,939	814,960	7,495,444
Net assets at the beginning of year or period	5,962,316	4,745,807	14,870,372	443,072	28,375,878
Net assets at the end of year or period	$9,046,701	$6,503,942	$17,198,311	$1,258,032	$35,871,322

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2023 and 2022

	Segregated Sub-Accounts*
	SFT Index 500 Cl 1	SFT Intl Bond Cl 1(e)	SFT Intl Bond Cl 2(f)	SFT Real Estate Cl 1	SFT T. Rowe Price Value
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$24,051	$–	$(5)	$3,402	$7,915
Net realized gains (losses) on investments	1,752,923	(35,660)	(236)	466,551	80,827
Net change in unrealized appreciation (depreciation) on investments	(17,631,628)	(154,768)	(9,328)	(3,939,999)	(768,189)
Net increase (decrease) in net assets resulting from operations	(15,854,654)	(190,428)	(9,569)	(3,470,046)	(679,447)
Policy transactions (Notes 3 and 6)
Policy purchase payments	31,703,242	382,794	184,707	2,796,339	3,189,617
Policy terminations, withdrawal payments and charges	(6,148,418)	(243,848)	(6,096)	(1,305,723)	(274,903)
Increase (decrease) in net assets from policy transactions	25,554,824	138,946	178,611	1,490,616	2,914,714
Increase (decrease) in net assets	9,700,170	(51,482)	169,042	(1,979,430)	2,235,267
Net assets at the beginning of year or period	77,729,611	1,778,883	–	13,162,040	6,072,678
Net assets at the end of year or period	$87,429,781	$1,727,401	$169,042	$11,182,610	$8,307,945
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$33,001	$–	$–	$3,702	$11,845
Net realized gains (losses) on investments	1,177,652	(224,029)	(6,777)	281,302	196,916
Net change in unrealized appreciation (depreciation) on investments	24,606,293	248,387	9,328	1,327,292	1,000,964
Net increase (decrease) in net assets resulting from operations	25,816,946	24,358	2,551	1,612,296	1,209,725
Policy transactions (Notes 3 and 6)
Policy purchase payments	35,337,180	659,185	21,185	3,208,878	2,969,553
Policy terminations, withdrawal payments and charges	(5,092,787)	(2,410,944)	(192,778)	(1,249,845)	(601,087)
Increase (decrease) in net assets from policy transactions	30,244,393	(1,751,759)	(171,593)	1,959,033	2,368,466
Increase (decrease) in net assets	56,061,339	(1,727,401)	(169,042)	3,571,329	3,578,191
Net assets at the beginning of year or period	87,429,781	1,727,401	169,042	11,182,610	8,307,945
Net assets at the end of year or period	$143,491,120	$–	$–	$14,753,939	$11,886,136

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2023 and 2022

	Segregated Sub-Accounts*
	SFT Wellington Core Equity Cl 1	T. Rowe Price Health Science II Cl(d)	TOPS Mgd Risk Flex ETF	TOPS Target Range Cl S(d)	Vanguard VIF Balanced
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$1,615	$–	$162,250	$–	$366,572
Net realized gains (losses) on investments	68,897	2,823	39,154	(2,707)	1,819,898
Net change in unrealized appreciation (depreciation) on investments	(572,503)	(2,615)	(1,633,011)	(10,331)	(5,240,313)
Net increase (decrease) in net assets resulting from operations	(501,991)	208	(1,431,607)	(13,038)	(3,053,843)
Policy transactions (Notes 3 and 6)
Policy purchase payments	1,979,546	208,483	1,376,310	658,292	4,630,809
Policy terminations, withdrawal payments and charges	(270,178)	(23,151)	(284,227)	(55,229)	(1,098,901)
Increase (decrease) in net assets from policy transactions	1,709,368	185,332	1,092,083	603,063	3,531,908
Increase (decrease) in net assets	1,207,377	185,540	(339,524)	590,025	478,065
Net assets at the beginning of year or period	2,285,214	–	11,716,309	–	20,816,016
Net assets at the end of year or period	$3,492,591	$185,540	$11,376,785	$590,025	$21,294,081
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$2,597	$–	$217,111	$2,132	$482,515
Net realized gains (losses) on investments	80,665	28,542	117,733	4,705	901,044
Net change in unrealized appreciation (depreciation) on investments	759,610	625	758,532	33,025	2,071,891
Net increase (decrease) in net assets resulting from operations	842,872	29,167	1,093,376	39,862	3,455,450
Policy transactions (Notes 3 and 6)
Policy purchase payments	1,185,648	854,873	1,119,500	139,914	6,143,446
Policy terminations, withdrawal payments and charges	(338,706)	(192,693)	(524,403)	(469,062)	(950,843)
Increase (decrease) in net assets from policy transactions	846,942	662,180	595,097	(329,148)	5,192,603
Increase (decrease) in net assets	1,689,814	691,347	1,688,473	(289,286)	8,648,053
Net assets at the beginning of year or period	3,492,591	185,540	11,376,785	590,025	21,294,081
Net assets at the end of year or period	$5,182,405	$876,887	$13,065,258	$300,739	$29,942,134

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2023 and 2022

	Segregated Sub-Accounts*
	Vanguard VIF Capital Growth	Vanguard VIF Diversified Value	Vanguard VIF Equity Income	Vanguard VIF High Yield Bond	Vanguard VIF International
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$182,499	$115,931	$391,427	$205,163	$312,996
Net realized gains (losses) on investments	2,341,282	1,047,836	1,980,662	(30,700)	4,526,947
Net change in unrealized appreciation (depreciation) on investments	(6,201,823)	(2,401,109)	(2,422,741)	(573,255)	(13,847,298)
Net increase (decrease) in net assets resulting from operations	(3,678,042)	(1,237,342)	(50,652)	(398,792)	(9,007,355)
Policy transactions (Notes 3 and 6)
Policy purchase payments	5,962,233	5,789,152	4,373,254	1,982,097	9,399,116
Policy terminations, withdrawal payments and charges	(1,515,708)	(1,022,387)	(1,947,885)	(432,650)	(1,356,103)
Increase (decrease) in net assets from policy transactions	4,446,525	4,766,765	2,425,369	1,549,447	8,043,013
Increase (decrease) in net assets	768,483	3,529,423	2,374,717	1,150,655	(964,342)
Net assets at the beginning of year or period	22,847,132	10,900,124	15,723,396	4,110,643	27,627,884
Net assets at the end of year or period	$23,615,615	$14,429,547	$18,098,113	$5,261,298	$26,663,542
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$283,937	$233,210	$511,478	$302,935	$450,566
Net realized gains (losses) on investments	1,873,016	880,116	1,056,347	(42,162)	255,927
Net change in unrealized appreciation (depreciation) on investments	4,806,292	2,229,966	206,567	473,888	3,468,982
Net increase (decrease) in net assets resulting from operations	6,963,245	3,343,292	1,774,392	734,661	4,175,475
Policy transactions (Notes 3 and 6)
Policy purchase payments	6,055,373	4,612,312	4,999,037	2,022,266	6,197,407
Policy terminations, withdrawal payments and charges	(3,463,062)	(1,070,724)	(945,168)	(338,080)	(2,026,483)
Increase (decrease) in net assets from policy transactions	2,592,311	3,541,588	4,053,869	1,684,186	4,170,924
Increase (decrease) in net assets	9,555,556	6,884,880	5,828,261	2,418,847	8,346,399
Net assets at the beginning of year or period	23,615,615	14,429,547	18,098,113	5,261,298	26,663,542
Net assets at the end of year or period	$33,171,171	$21,314,427	$23,926,374	$7,680,145	$35,009,941

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2023 and 2022

	Segregated Sub-Accounts*
	Vanguard VIF Money Market	Vanguard VIF Short- Term Inv-Gr	Vanguard VIF Small Co Growth	Vanguard VIF Total Bond Market	Vanguard VIF Total Stock Market
Year or period ended December 31, 2022
Operations
Net investment income (loss)	$2,275	$32,426	$57,728	$153,812	$286,955
Net realized gains (losses) on investments	6	(20,097)	6,036,576	(208,706)	1,806,640
Net change in unrealized appreciation (depreciation) on investments	–	(129,748)	(12,841,340)	(1,082,087)	(7,207,730)
Net increase (decrease) in net assets resulting from operations	2,281	(117,419)	(6,747,036)	(1,136,981)	(5,114,135)
Policy transactions (Notes 3 and 6)
Policy purchase payments	15,536	1,311,104	6,818,976	6,297,631	13,128,220
Policy terminations, withdrawal payments and charges	(50,277)	(455,952)	(715,295)	(3,025,714)	(1,563,950)
Increase (decrease) in net assets from policy transactions	(34,741)	855,152	6,103,681	3,271,917	11,564,270
Increase (decrease) in net assets	(32,460)	737,733	(643,355)	2,134,936	6,450,135
Net assets at the beginning of year or period	180,152	1,985,072	24,301,622	7,755,340	23,222,161
Net assets at the end of year or period	$147,692	$2,722,805	$23,658,267	$9,890,276	$29,672,296
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$17,888	$66,449	$106,715	$221,847	$407,611
Net realized gains (losses) on investments	2	(34,776)	(848,983)	(72,782)	1,972,631
Net change in unrealized appreciation (depreciation) on investments	–	185,730	5,615,800	505,917	6,726,164
Net increase (decrease) in net assets resulting from operations	17,890	217,403	4,873,532	654,982	9,106,406
Policy transactions (Notes 3 and 6)
Policy purchase payments	584,167	1,923,286	4,276,196	6,053,782	17,505,417
Policy terminations, withdrawal payments and charges	(48,761)	(422,878)	(2,653,317)	(3,090,095)	(2,775,685)
Increase (decrease) in net assets from policy transactions	535,406	1,500,408	1,622,879	2,963,687	14,729,732
Increase (decrease) in net assets	553,296	1,717,811	6,496,411	3,618,669	23,836,138
Net assets at the beginning of year or period	147,692	2,722,805	23,658,267	9,890,276	29,672,296
Net assets at the end of year or period	$700,988	$4,440,616	$30,154,678	$13,508,945	$53,508,434

*  See Note 1 for the full name of each segregated Sub-Account.

(a)  For the period from September 29, 2023 through December 31, 2023.

(b)  For the period from January 1, 2022 through April 27, 2022.

(c)  For the period from February 1, 2022 through December 31, 2022 and for the year ended December 31, 2023.

(d)  For the period from April 29, 2022 through December 31, 2022 and for the year ended December 31, 2023.

(e)  For the year ended December 31, 2022 and for the period from January 1, 2023 through December 8, 2023.

(f)  For the period from February 1, 2022 through December 31, 2022 and for the period from January 1, 2023 through December 8, 2023.
(Continued)

See accompanying notes to financial statements.

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

December 31, 2023

(1)  Organization and Basis of Presentation

The Minnesota Life Individual Variable Universal Life Account (the Account) was established on June 11, 2007 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on February 11, 2008. The Account currently offers policies consisting of ninety-six segregated sub-accounts (collectively, the Sub-Accounts) to which policy owners may allocate their purchase. The financial statements presented herein include five types of individual variable universal life policies: Accumulator Variable Universal Life (2008 inception), Waddell & Reed Advisors Accumulator Variable Universal Life (2008 inception), ML Premier Variable Universal Life (2013 inception), Variable Universal Life Defender (2014 inception, effective May 2015), and Variable Universal Life Survivor – SVUL (2022 inception, effective May 2023), offered by the Account.

The assets of each segregated Sub-Account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

Variable universal life policy owners allocate their purchase payments to one or more of the ninety-six segregated Sub-Accounts. Such payments are then invested in shares of the following portfolios available under the policy:

Full Name	Abbreviated Name
AB VPS Dynamic Asset Allocation Portfolio – Class B Shares	AB VPS Dyn Asset Alloc Cl B
AB VPS International Value Portfolio – Class A Shares	AB VPS Intl Value Cl A
American Century Investments II VP Inflation Protection Fund – Class I Shares	Amer Century II VP Infl Pro Cl I
American Century Investments VP Disciplined Core Value Fund – Class I Shares	Amer Century VP Dscplnd Core Val Cl I
American Funds IS® Capital World Bond Fund – Class 1 Shares	Amer Funds IS Capital World Bond Cl 1
American Funds IS® Capital World Bond Fund – Class 2 Shares	Amer Funds IS Capital World Bond Cl 2
American Funds IS® Global Small Capitalization Fund – Class 1 Shares	Amer Funds IS Global Small Cap Cl 1
American Funds IS® Growth Fund – Class 1 Shares	Amer Funds IS Growth Cl 1
American Funds IS® Growth-Income Fund – Class 1 Shares	Amer Funds IS Growth-Inc Cl 1
American Funds IS® International Fund – Class 1 Shares	Amer Funds IS Intl Cl 1
American Funds IS® New World Fund® – Class 1 Shares	Amer Funds IS New World Cl 1
American Funds IS® U.S. Government Securities Fund – Class 1 Shares	Amer Funds IS US Govt Sec Cl 1
BlackRock International Index V.I. Fund – Class I Shares	BlackRock Intl Index VI Cl I
BlackRock Small Cap Index V.I. Fund – Class I Shares	BlackRock Small Cap Index VI Cl I
Delaware Ivy VIP Asset Strategy – Class II Shares	Delaware Ivy VIP Asset Strategy Cl II
Delaware Ivy VIP Balanced – Class II Shares	Delaware Ivy VIP Balanced Cl II
Delaware Ivy VIP Core Equity – Class II Shares	Delaware Ivy VIP Core Equity Cl II
Delaware Ivy VIP Corporate Bond – Class II Shares	Delaware Ivy VIP Corporate Bond Cl II
Delaware Ivy VIP Energy – Class II Shares	Delaware Ivy VIP Energy Cl II
Delaware Ivy VIP Global Growth – Class II Shares	Delaware Ivy VIP Global Growth Cl II
Delaware Ivy VIP Growth – Class II Shares	Delaware Ivy VIP Growth Cl II

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

Full Name	Abbreviated Name
Delaware Ivy VIP High Income – Class II Shares	Delaware Ivy VIP High Income Cl II
Delaware Ivy VIP International Core Equity – Class II Shares	Delaware Ivy VIP Intl Core Equity Cl II
Delaware Ivy VIP Limited-Term Bond – Class II Shares	Delaware Ivy VIP Limited-Term Bond Cl II
Delaware Ivy VIP Mid Cap Growth – Class II Shares	Delaware Ivy VIP Mid Cap Growth Cl II
Delaware Ivy VIP Natural Resources – Class II Shares	Delaware Ivy VIP Natural Res Cl II
Delaware Ivy VIP Pathfinder Aggressive – Class II Shares	Delaware Ivy VIP Path Aggressive Cl II
Delaware Ivy VIP Pathfinder Conservative – Class II Shares	Delaware Ivy VIP Path Conserv Cl II
Delaware Ivy VIP Pathfinder Moderate – Class II Shares	Delaware Ivy VIP Path Mod Cl II
Delaware Ivy VIP Pathfinder Moderate – Managed Volatility – Class II Shares	Delaware Ivy VIP Path Mod MV Cl II
Delaware Ivy VIP Pathfinder Moderately Aggressive – Class II Shares	Delaware Ivy VIP Path Mod Aggr Cl II
Delaware Ivy VIP Pathfinder Moderately Conservative – Class II Shares	Delaware Ivy VIP Path Mod Cons Cl II
Delaware Ivy VIP Science and Technology – Class II Shares	Delaware Ivy VIP Science & Tech Cl II
Delaware Ivy VIP Small Cap Growth – Class II Shares	Delaware Ivy VIP Small Cap Growth Cl II
Delaware Ivy VIP Smid Cap Core – Class II Shares	Delaware Ivy VIP Smid Cap Core Cl II
Delaware Ivy VIP Value – Class II Shares	Delaware Ivy VIP Value Cl II
Delaware VIP Global Equity – Class II Shares	Delaware VIP Global Eq Cl II
Delaware VIP Real Estate Securities – Class II Shares	Delaware VIP RE Sec Cl II
Fidelity® VIP Bond Index Portfolio – Initial Class	Fidelity VIP Bond Index IC
Fidelity® VIP Equity-Income Portfolio – Initial Class	Fidelity VIP Equity-Income IC
Fidelity® VIP Mid Cap Portfolio – Initial Class	Fidelity VIP Mid Cap IC
Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund – Class 1	Franklin Small Cap Val VIP Cl 1
Goldman Sachs VIT Government Money Market Portfolio – Service Shares	Goldman Sachs VIT Govt Money Market SS
Invesco Oppenheimer V.I. International Growth Fund – Series I Shares	Invesco Opphmr VI Intl Growth Sr I
Invesco V.I. American Value Fund – Series I Shares	Invesco VI American Value Sr I
Invesco V.I. Comstock Fund – Series I Shares	Invesco VI Comstock Sr I
Invesco V.I. Main Street Small Cap Fund – Series I Shares	Invesco VI MS Sm Cap Sr I
Janus Aspen Series – Janus Henderson Balanced Portfolio – Institutional Shares	Janus Henderson Balanced IS
Janus Aspen Series – Janus Henderson Flexible Bond – Institutional Shares	Janus Henderson Flexible Bond IS
Janus Aspen Series – Janus Henderson Forty Portfolio – Institutional Shares	Janus Henderson Forty IS
Janus Aspen Series – Janus Henderson Mid Cap Value Portfolio – Institutional Shares	Janus Henderson Mid Cap Val IS

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

Full Name	Abbreviated Name
Janus Aspen Series – Janus Henderson Overseas Portfolio – Institutional Shares	Janus Henderson Overseas IS
Janus Aspen Series – Janus Henderson Research Portfolio – Institutional Shares	Janus Henderson Research IS
Legg Mason Partners Variable Equity Trust – ClearBridge Variable Small Cap Growth Portfolio – Class I Shares	ClearBridge Sm Cap Growth Cl I
MFS® VIT – Mid Cap Growth Series – Initial Class	MFS VIT – Mid Cap Growth Ser IC
MFS® VIT II – International Intrinsic Value Portfolio – Initial Class	MFS VIT II – Intl Intrinsic Val IC
Morgan Stanley Variable Insurance Fund, Inc. – Morgan Stanley VIF Emerging Markets Equity Portfolio – Class II Shares	MorgStanley VIF Emg Mk Eq Cl 2
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I Shares	Morningstar Aggr Growth ETF Cl I
Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares	Morningstar Balanced ETF Cl I
Morningstar Conservative ETF Asset Allocation Portfolio – Class I Shares	Morningstar Conservative ETF Cl I
Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares	Morningstar Growth ETF Cl I
Morningstar Income and Growth Asset Allocation Portfolio – Class I Shares	Morningstar Inc & Gro Asset All Cl I
Neuberger Berman Advisers Management Trust Sustainable Equity – Class I Shares	Neuberger Berman Sustain Eq Cl I
Northern Lights VT TOPS Target Range Portfolio – Class S Shares	TOPS Target Range Cl S
Northern Lights VT TOPS® Managed Risk Flex ETF Portfolio	TOPS Mgd Risk Flex ETF
PIMCO VIT – International Bond Portfolio (U.S. Dollar Hedged) Advisor Class Shares	PIMCO VIT Intl Bond USD-H Adv Cl
PIMCO VIT – PIMCO Global Diversified Allocation Portfolio Advisor Class Shares	PIMCO VIT Global Div Alloc Adv Cl
PIMCO VIT – PIMCO Low Duration Portfolio Institutional Class Shares	PIMCO VIT Low Duration IS
PIMCO VIT – PIMCO Total Return Portfolio Institutional Shares	PIMCO VIT Total Return IS
Putnam VT International Equity Fund – Class IA Shares	Putnam VT Intl Eq Cl IA
Putnam VT International Value Fund – Class IA Shares	Putnam VT Intl Val Cl IA
Putnam VT Large Cap Growth Fund – Class IA Shares	Putnam VT Lg Cap Growth Cl IA
Putnam VT Large Cap Value Fund – Class IA Shares	Putnam VT Lg Cap Val Cl IA
Securian Funds Trust – SFT Balanced Stabilization Fund	SFT Bal Stabilization
Securian Funds Trust – SFT Core Bond Fund – Class 1 Shares	SFT Core Bond Cl 1
Securian Funds Trust – SFT Delaware IvySM Growth Fund	SFT Delaware Ivy Growth
Securian Funds Trust – SFT Delaware IvySM Small Cap Growth Fund	SFT Delaware Ivy Small Cap Growth

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

Full Name	Abbreviated Name
Securian Funds Trust – SFT Equity Stabilization Fund	SFT Eq Stabilization
Securian Funds Trust – SFT Government Money Market Fund	SFT Govt Money Market
Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 1 Shares	SFT Index 400 MC Cl 1
Securian Funds Trust – SFT Index 500 Fund – Class 1 Shares	SFT Index 500 Cl 1
Securian Funds Trust – SFT Real Estate Securities Fund – Class 1 Shares	SFT Real Estate Cl 1
Securian Funds Trust – SFT T. Rowe Price Value Fund	SFT T. Rowe Price Value
Securian Funds Trust – SFT Wellington Core Equity Fund – Class 1 Shares	SFT Wellington Core Equity Cl 1
T. Rowe Price Health Sciences Portfolio – II Class	T. Rowe Price Health Science II Cl
Vanguard® Variable Insurance Fund Balanced Portfolio	Vanguard VIF Balanced
Vanguard® Variable Insurance Fund Capital Growth Portfolio	Vanguard VIF Capital Growth
Vanguard® Variable Insurance Fund Diversified Value Portfolio	Vanguard VIF Diversified Value
Vanguard® Variable Insurance Fund Equity Income Portfolio	Vanguard VIF Equity Income
Vanguard® Variable Insurance Fund High Yield Bond Portfolio	Vanguard VIF High Yield Bond
Vanguard® Variable Insurance Fund International Portfolio	Vanguard VIF International
Vanguard® Variable Insurance Fund Money Market Portfolio	Vanguard VIF Money Market
Vanguard® Variable Insurance Fund Short-Term Investment-Grade Portfolio	Vanguard VIF Short-Term Inv-Gr
Vanguard® Variable Insurance Fund Small Company Growth Portfolio	Vanguard VIF Small Co Growth
Vanguard® Variable Insurance Fund Total Bond Market Portfolio	Vanguard VIF Total Bond Market
Vanguard® Variable Insurance Fund Total Stock Market Index Portfolio	Vanguard VIF Total Stock Market

The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts. Securian Funds Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, each of whose Funds operate as a no-load, diversified open-end management investment company, except that the SFT Delaware IvySM Growth Fund operates as non-diversified, open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Securian Asset Management, Inc. (Securian AM) acts as the investment adviser for the Securian Funds Trust. Both Securian and Securian AM are affiliate companies of Minnesota Life.

The following Sub-Accounts had name changes during 2022 and 2023:

Former Name	Current Name	Effective Date
Delaware Ivy VIP Global Equity Income – Class II Shares	Delaware VIP Global Value Equity – Class II Shares	July 29, 2022
Delaware Ivy VIP Securian Real Estate Securities – Class II Shares	Delaware VIP Real Estate Securities – Class II Shares	July 29, 2022

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

Former Name	Current Name	Effective Date
Putnam VT Growth Opportunities Fund – Class IA Shares	Putnam VT Large Cap Growth Fund – Class IA Shares	May 1, 2023
Delaware VIP Global Value Equity – Class II Shares	Delaware VIP Global Equity – Class II Shares	October 31, 2023

The following Sub-Accounts were added to the Account in 2022 and 2023:

Sub-Account	Effective Date
Goldman Sachs VIT Government Money Market Portfolio – Service Shares	February 1, 2022
Securian Funds Trust – SFT International Bond Fund – Class 2 Shares	February 1, 2022
Northern Lights VT TOPS Target Range Portfolio – Class S Shares	April 29, 2022
PIMCO VIT – International Bond Portfolio (U.S. Dollar Hedged) Advisor Class Shares	April 29, 2022
T. Rowe Price Health Sciences Portfolio – II Class	April 29, 2022
American Funds IS® Capital World Bond Fund – Class 2 Shares	September 29, 2023

On April 27, 2022, the two Delaware Ivy VIP funds listed below were liquidated. Pursuant to an order granted by the Securities and Exchange Commission, proceeds received from the liquidation of each fund below were used to purchase Sub-Account units in the corresponding funds listed below at relative net asset value.

Liquidated Fund	Replacement Fund
Delaware Ivy VIP Global Bond – Class II Shares	Securian Funds Trust – SFT International Bond Fund – Class 2 Shares
Delaware Ivy VIP Government Money Market – Class II Shares	Goldman Sachs VIT Government Money Market Portfolio – Service Shares

On December 8, 2023, the Securian Funds Trust International Bond Fund was liquidated. Pursuant to an order granted by the Securities and Exchange Commission, proceeds received from the liquidation of each fund below were used to purchase Sub-Account units in the corresponding funds listed below at relative net asset value.

Liquidated Fund	Replacement Fund
Securian Funds Trust – SFT International Bond Fund – Class 1 Shares	American Funds IS® Capital World Bond Fund – Class 1 Shares
Securian Funds Trust – SFT International Bond Fund – Class 2 Shares	American Funds IS® Capital World Bond Fund – Class 2 Shares

(2)  Summary of Significant Accounting Policies

The Account and Sub-Accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

(a)  Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(2)  Summary of Significant Accounting Policies – (continued)

(b)  Investments in Underlying Funds

Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

Realized gains (losses) on investments include capital gain distributions received from the respective underlying funds. Capital gain distributions are reinvested in the respective underlying funds.

All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the Sub-Accounts on the ex-dividend date. The underlying funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

(c)  Federal Income Taxes

The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-Account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)  Expenses and Related Party Transactions

The Accumulator Variable Universal Life, Premier Variable Universal Life, Variable Universal Life Defender, and the Waddell & Reed Advisor Accumulator Individual Variable Universal Life products are all single life products ("Single Life"). The Variable Universal Life Survivor is a joint survivorship product ("Joint Life").

The only income/expense item charged/credited through the daily unit value calculation is the unit value credit. The unit value credit is available to policy holders at the discretion of Minnesota Life. The unit value credit which is applicable only to certain Sub-Accounts is a pass through of revenue Minnesota Life receives from the advisors to the underlying funds and is intended to reduce expenses otherwise charged to the policies by Minnesota Life. This credit is expressed as a percentage of average annual portfolio assets held by the Sub-Account and ranges from 0.00% to 0.13%. The unit value credits assessed for the year ended December 31, 2023 are reported as a unit value credit on the Statements of Operations.

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

A premium charge of up to 10.00% is deducted from each premium payment. This charge is intended to cover the costs of issuing the policy and includes the premium taxes that are sent to the state in which the policy is issued. Total premium charges for the year ended December 31, 2023 and 2022 amounted to $12,881,501 and $13,266,038, respectively.

In addition to deductions from premium payments, accumulation value charges, if any, are assessed from the actual accumulation value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The following charges may be included in the accumulation value charges:

A policy issue charge is assessed monthly for the first ten to fifteen years following issuance of the policy and for the first ten to fifteen years following any increase in the face amount. The policy issue charge varies with the amount of insurance, death benefit option, the insured's issue age, sex, and risk class. The monthly policy charge covers certain administrative charges and is $8 per month and is guaranteed not to exceed $12 per month, plus up to $0.0125 per

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(3)  Expenses and Related Party Transactions – (continued)

$1,000 of face amount on Single Life products. The monthly policy charge covers certain administrative charges and is $20 per month and is guaranteed not to exceed $30 per month, plus up to $0.0125 per $1,000 of face amount on Joint Life products.

The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of up to $100 is assessed for each Single Life policy adjustment. A charge of up to $200 is assessed for each Joint Life policy adjustment.

The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk class, level of scheduled premium and duration of the policy.

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on a monthly basis, to up to 0.03% of the accumulation value less policy loans for the first ten to fifteen policy year durations. The charge may be raised to 0.08% of the accumulation value on all products up to the lifetime of the policy.

The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard.

A surrender charge is assessed from the accumulation value if the policy terminates or is fully surrendered during the ten to fifteen year surrender charge period.

The total accumulation value charges for the years or periods ended December 31, 2023 and 2022 for each segregated Sub-Account is as follows:

Sub-Account	2023	2022
AB VPS Dyn Asset Alloc Cl B	$797,748	$768,892
AB VPS Intl Value Cl A	83,392	67,163
Amer Century II VP Infl Pro Cl I	77,423	54,259
Amer Century VP Dscplnd Core Val Cl I	100,042	80,244
Amer Funds IS Capital World Bond Cl 1	114,128	83,758
Amer Funds IS Capital World Bond Cl 2 (a)	159	–
Amer Funds IS Global Small Cap Cl 1	220,096	161,805
Amer Funds IS Growth Cl 1	1,987,054	1,301,423
Amer Funds IS Growth-Inc Cl 1	605,944	413,488
Amer Funds IS Intl Cl 1	538,844	445,953
Amer Funds IS New World Cl 1	409,983	304,590
Amer Funds IS US Govt Sec Cl 1	90,504	61,049
BlackRock Intl Index VI Cl I	192,829	123,305
BlackRock Small Cap Index VI Cl I	276,008	144,667
ClearBridge Sm Cap Growth Cl I	202,058	132,278
Delaware Ivy VIP Asset Strategy Cl II	332,495	355,454
Delaware Ivy VIP Balanced Cl II	22,982	24,281
Delaware Ivy VIP Core Equity Cl II	190,026	182,866
Delaware Ivy VIP Corporate Bond Cl II	14,116	15,425
Delaware Ivy VIP Energy Cl II	9,435	10,447
Delaware Ivy VIP Global Bond Cl II (b)	–	1,702
Delaware Ivy VIP Global Growth Cl II	122,615	94,052
Delaware Ivy VIP Govt Money Market Cl II (b)	–	409
Delaware Ivy VIP Growth Cl II	130,931	133,104
Delaware Ivy VIP High Income Cl II	26,915	32,220
Delaware Ivy VIP Intl Core Equity Cl II	211,010	195,621
Delaware Ivy VIP Limited-Term Bond Cl II	4,573	4,784
Delaware Ivy VIP Mid Cap Growth Cl II	352,163	253,028
Delaware Ivy VIP Natural Res Cl II	63,291	74,407
Delaware Ivy VIP Path Aggressive Cl II	146,629	164,817

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(3)  Expenses and Related Party Transactions – (continued)

Sub-Account	2023	2022
Delaware Ivy VIP Path Conserv Cl II	$4,218	$5,976
Delaware Ivy VIP Path Mod Aggr Cl II	361,560	377,241
Delaware Ivy VIP Path Mod Cl II	98,948	103,906
Delaware Ivy VIP Path Mod Cons Cl II	33,683	33,068
Delaware Ivy VIP Path Mod MV Cl II	756,605	743,047
Delaware Ivy VIP Science & Tech Cl II	1,447,542	1,141,069
Delaware Ivy VIP Small Cap Growth Cl II	30,725	32,913
Delaware Ivy VIP Smid Cap Core Cl II	121,725	105,925
Delaware Ivy VIP Value Cl II	17,042	19,409
Delaware VIP Global Eq Cl II	13,548	15,675
Delaware VIP RE Sec Cl II	12,700	13,334
Fidelity VIP Bond Index IC	58,039	26,336
Fidelity VIP Equity-Income IC	451,692	356,538
Fidelity VIP Mid Cap IC	1,154,985	907,613
Franklin Small Cap Val VIP Cl 1	728,770	643,740
Goldman Sachs VIT Govt Money Market SS (c)	1,236	903
Invesco Opphmr VI Intl Growth Sr I	88,049	71,822
Invesco VI American Value Sr I	194,503	136,872
Invesco VI Comstock Sr I	157,994	109,373
Invesco VI MS Sm Cap Sr I	141,945	109,483
Janus Henderson Balanced IS	827,656	605,886
Janus Henderson Flexible Bond IS	87,439	48,749
Janus Henderson Forty IS	392,690	254,619
Janus Henderson Mid Cap Val IS	184,091	118,955
Janus Henderson Overseas IS	196,616	151,346
Janus Henderson Research IS	94,227	91,186
MFS VIT – Mid Cap Growth Ser IC	204,307	145,516
MFS VIT II – Intl Intrinsic Val IC	488,320	425,318
MorgStanley VIF Emg Mk Eq Cl 2	251,235	229,073
Morningstar Aggr Growth ETF Cl I	2,460,698	2,306,810
Morningstar Balanced ETF Cl I	1,002,457	970,753
Morningstar Conservative ETF Cl I	211,349	198,821
Morningstar Growth ETF Cl I	2,663,890	2,692,441
Morningstar Inc & Gro Asset All Cl I	218,363	188,038
Neuberger Berman Sustain Eq Cl I	74,643	55,717
PIMCO VIT Global Div Alloc Adv Cl	720,299	688,540
PIMCO VIT Intl Bond USD-H Adv Cl (d)	153,310	11,811
PIMCO VIT Low Duration IS	79,014	51,824
PIMCO VIT Total Return IS	228,986	154,492
Putnam VT Intl Eq Cl IA	32,967	22,737
Putnam VT Intl Val Cl IA	22,571	10,891
Putnam VT Lg Cap Growth Cl IA	237,691	146,143
Putnam VT Lg Cap Val Cl IA	207,500	110,780
SFT Bal Stabilization	1,528,936	1,489,806
SFT Core Bond Cl 1	383,105	369,693
SFT Delaware Ivy Growth	388,353	316,304
SFT Delaware Ivy Small Cap Growth	307,057	275,442
SFT Eq Stabilization	1,379,085	1,341,132
SFT Govt Money Market	98,405	155,222
SFT Index 400 MC Cl 1	1,444,215	1,267,445
SFT Index 500 Cl 1	7,097,615	5,410,474
SFT Intl Bond Cl 1 (e)	77,898	82,227
SFT Intl Bond Cl 2 (f)	4,425	3,314
SFT Real Estate Cl 1	563,864	554,268
SFT T. Rowe Price Value	654,086	542,228
SFT Wellington Core Equity Cl 1	224,945	164,536
T. Rowe Price Health Science II Cl (d)	388,323	43,699

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(3)  Expenses and Related Party Transactions – (continued)

Sub-Account	2023	2022
TOPS Mgd Risk Flex ETF	$879,330	$861,211
TOPS Target Range Cl S (d)	74,200	22,594
Vanguard VIF Balanced	1,289,114	1,091,280
Vanguard VIF Capital Growth	1,354,677	1,068,217
Vanguard VIF Diversified Value	810,262	608,227
Vanguard VIF Equity Income	963,794	767,053
Vanguard VIF High Yield Bond	332,739	279,454
Vanguard VIF International	1,445,323	1,247,034
Vanguard VIF Money Market	3,628	8,803
Vanguard VIF Short-Term Inv-Gr	212,688	140,605
Vanguard VIF Small Co Growth	1,302,819	1,150,134
Vanguard VIF Total Bond Market	514,541	383,695
Vanguard VIF Total Stock Market	2,031,865	1,468,777

(a)  For the period from September 29, 2023 through December 31, 2023.

(b)  For the period from January 1, 2022 through April 27, 2022.

(c)  For the period from February 1, 2022 through December 31, 2022 and for the year ended December 31, 2023.

(d)  For the period from April 29, 2022 through December 31, 2022 and for the year ended December 31, 2023.

(e)  For the year ended December 31, 2022 and for the period from January 1, 2023 through December 8, 2023.

(f)  For the period from February 1, 2022 through December 31, 2022 and for the period from January 1, 2023 through December 8, 2023.

Minnesota Life also assesses charges for the agreements purchased with the policy. The following twelve Agreements are available to provide supplemental insurance benefits under the policy: Death Benefit Guarantee Agreement, Family Term – Children, Interest Accumulation Agreement, Overloan Protection, Term Insurance, Waiver of Charges, Early Values Agreement, Waiver of Premium Agreement, Guaranteed Insurability Option, Long Term Care Agreement, No Lapse Guarantee Agreement, and Inflation Agreement. The charges for these agreements are set forth in the prospectus. Not every Agreement above is available in every policy type.

To the extent the Account invests in Securian Funds Trust, the Account indirectly incurs management fees that are payable to Securian AM. The advisory fee agreement with Securian Funds Trust provides for payments ranging from 0.15% to 0.85% of average daily net assets of each underlying fund. In addition, Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the underlying funds of Securian Funds Trust. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets of each underlying fund to Securian. Each of Securian Funds Trust's funds pays an annual fee ranging from 0.01% to 0.04% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life.

(4)  Fair Value Measurement

In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

The fair value of the Account's financial assets has been determined using available market information as of December 31, 2023. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(4)  Fair Value Measurement – (continued)

The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities and Policy Owners' Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

Level 3 – Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

As of December 31, 2023, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with FASB ASC 820 may differ from the characterization of an investment in the fund.

(5)  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2023 were as follows:

Sub-Accounts	Purchases	Sales
AB VPS Dyn Asset Alloc Cl B	$1,325,801	$499,715
AB VPS Intl Value Cl A	374,124	250,174
Amer Century II VP Infl Pro Cl I	523,852	44,852
Amer Century VP Dscplnd Core Val Cl I	725,951	103,681
Amer Funds IS Capital World Bond Cl 1	2,909,975	190,408
Amer Funds IS Capital World Bond Cl 2 (a)	181,983	114
Amer Funds IS Global Small Cap Cl 1	1,784,420	179,740
Amer Funds IS Growth Cl 1	13,890,307	2,499,094
Amer Funds IS Growth-Inc Cl 1	7,274,717	784,742
Amer Funds IS Intl Cl 1	3,015,817	566,241
Amer Funds IS New World Cl 1	2,787,827	228,820
Amer Funds IS US Govt Sec Cl 1	1,030,201	45,787
BlackRock Intl Index VI Cl I	2,784,263	630,550
BlackRock Small Cap Index VI Cl I	3,068,421	145,912
ClearBridge Sm Cap Growth Cl I	2,257,928	111,086
Delaware Ivy VIP Asset Strategy Cl II	1,038,338	423,156
Delaware Ivy VIP Balanced Cl II	29,908	55,193
Delaware Ivy VIP Core Equity Cl II	1,161,994	396,198
Delaware Ivy VIP Corporate Bond Cl II	77,422	26,614
Delaware Ivy VIP Energy Cl II	58,609	55,617
Delaware Ivy VIP Global Growth Cl II	1,625,931	226,213
Delaware Ivy VIP Growth Cl II	1,201,737	727,733
Delaware Ivy VIP High Income Cl II	130,767	78,241
Delaware Ivy VIP Intl Core Equity Cl II	794,712	370,921

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(5)  Investment Transactions – (continued)

Sub-Accounts	Purchases	Sales
Delaware Ivy VIP Limited-Term Bond Cl II	$25,487	$7,902
Delaware Ivy VIP Mid Cap Growth Cl II	3,716,457	594,129
Delaware Ivy VIP Natural Res Cl II	349,192	425,581
Delaware Ivy VIP Path Aggressive Cl II	2,052,230	630,919
Delaware Ivy VIP Path Conserv Cl II	43,922	8,698
Delaware Ivy VIP Path Mod Aggr Cl II	2,813,507	884,898
Delaware Ivy VIP Path Mod Cl II	801,774	167,362
Delaware Ivy VIP Path Mod Cons Cl II	118,614	22,182
Delaware Ivy VIP Path Mod MV Cl II	2,885,137	498,725
Delaware Ivy VIP Science & Tech Cl II	6,977,924	2,099,426
Delaware Ivy VIP Small Cap Growth Cl II	391,296	45,180
Delaware Ivy VIP Smid Cap Core Cl II	908,338	113,635
Delaware Ivy VIP Value Cl II	270,319	72,030
Delaware VIP Global Eq Cl II	105,337	43,924
Delaware VIP RE Sec Cl II	124,658	27,211
Fidelity VIP Bond Index IC	919,498	75,407
Fidelity VIP Equity-Income IC	3,044,525	849,597
Fidelity VIP Mid Cap IC	5,639,699	686,786
Franklin Small Cap Val VIP Cl 1	4,737,349	559,608
Goldman Sachs VIT Govt Money Market SS	8,737	6,240
Invesco Opphmr VI Intl Growth Sr I	492,010	103,950
Invesco VI American Value Sr I	2,283,865	696,314
Invesco VI Comstock Sr I	1,708,939	324,250
Invesco VI MS Sm Cap Sr I	1,085,640	336,256
Janus Henderson Balanced IS	3,683,285	646,122
Janus Henderson Flexible Bond IS	1,511,104	83,272
Janus Henderson Forty IS	1,143,432	395,693
Janus Henderson Mid Cap Val IS	1,831,571	105,606
Janus Henderson Overseas IS	921,704	302,289
Janus Henderson Research IS	355,502	170,015
MFS VIT – Mid Cap Growth Ser IC	1,250,788	107,707
MFS VIT II – Intl Intrinsic Val IC	3,024,488	1,027,835
MorgStanley VIF Emg Mk Eq Cl 2	1,453,866	207,020
Morningstar Aggr Growth ETF Cl I	15,117,230	3,533,570
Morningstar Balanced ETF Cl I	3,311,284	1,437,079
Morningstar Conservative ETF Cl I	930,130	362,887
Morningstar Growth ETF Cl I	9,858,649	7,400,335
Morningstar Inc & Gro Asset All Cl I	1,798,785	856,390
Neuberger Berman Sustain Eq Cl I	597,950	157,720
PIMCO VIT Global Div Alloc Adv Cl	1,221,558	364,192
PIMCO VIT Intl Bond USD-H Adv Cl	353,810	114,360
PIMCO VIT Low Duration IS	986,511	274,560
PIMCO VIT Total Return IS	2,692,962	424,751
Putnam VT Intl Eq Cl IA	227,453	55,275
Putnam VT Intl Val Cl IA	485,312	119,244
Putnam VT Lg Cap Growth Cl IA	1,218,571	732,635
Putnam VT Lg Cap Val Cl IA	3,022,856	227,931
SFT Bal Stabilization	1,899,979	594,043
SFT Core Bond Cl 1	3,085,465	1,613,575
SFT Delaware Ivy Growth	1,264,244	565,821
SFT Delaware Ivy Small Cap Growth	1,671,064	597,617
SFT Eq Stabilization	1,458,757	347,559
SFT Govt Money Market	4,507,958	3,692,997
SFT Index 400 MC Cl 1	5,617,063	3,049,843
SFT Index 500 Cl 1	35,362,019	5,084,624
SFT Intl Bond Cl 1 (b)	659,185	2,410,944
SFT Intl Bond Cl 2 (b)	21,185	192,778

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(5)  Investment Transactions – (continued)

Sub-Accounts	Purchases	Sales
SFT Real Estate Cl 1	$3,211,924	$1,249,189
SFT T. Rowe Price Value	2,978,359	598,048
SFT Wellington Core Equity Cl 1	1,187,120	337,580
T. Rowe Price Health Science II Cl	887,302	192,693
TOPS Mgd Risk Flex ETF	1,385,720	520,857
TOPS Target Range Cl S	142,046	469,062
Vanguard VIF Balanced	7,561,034	950,843
Vanguard VIF Capital Growth	7,707,238	3,463,062
Vanguard VIF Diversified Value	5,732,009	1,070,724
Vanguard VIF Equity Income	6,510,500	945,168
Vanguard VIF High Yield Bond	2,325,200	338,080
Vanguard VIF International	7,619,528	2,026,483
Vanguard VIF Money Market	601,990	48,761
Vanguard VIF Short-Term Inv-Gr	1,989,736	422,878
Vanguard VIF Small Co Growth	4,382,911	2,653,317
Vanguard VIF Total Bond Market	6,275,630	3,090,095
Vanguard VIF Total Stock Market	19,899,617	2,775,685

(a)  For the period from September 29, 2023 through December 31, 2023.

(b)  For the period from January 1, 2023 through December 8, 2023.

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions

Transactions in units for each Segregated Sub-Account for the years or periods ended December 31, 2023 and 2022 were as follows:

	Segregated Sub-Accounts
	AB VPS Dyn Asset Alloc Cl B	AB VPS Intl Value Cl A	Amer Century II VP Infl Pro Cl I	Amer Century VP Dscplnd Core Val Cl I	Amer Funds IS Capital World Bond Cl 1	Amer Funds IS Capital World Bond Cl 2 (a)
Units outstanding at December 31, 2021	8,432,462	1,479,650	378,107	485,006	536,882	–
Policy purchase payments	1,422,143	987,694	725,141	529,255	1,896,855	–
Policy terminations, withdrawal payments and charges	(236,384)	(84,703)	(47,151)	(100,352)	(114,640)	–
Units outstanding at December 31, 2022	9,618,221	2,382,641	1,056,097	913,909	2,319,097	–
Policy purchase payments	1,042,942	335,657	434,376	536,788	3,120,255	173,531
Policy terminations, withdrawal payments and charges	(424,381)	(240,156)	(41,919)	(80,586)	(205,716)	(105)
Units outstanding at December 31, 2023	10,236,782	2,478,142	1,448,554	1,370,111	5,233,636	173,426
	Segregated Sub-Accounts
	Amer Funds IS Global Small Cap Cl 1	Amer Funds IS Growth Cl 1	Amer Funds IS Growth-Inc Cl 1	Amer Funds IS Intl Cl 1	Amer Funds IS New World Cl 1	Amer Funds IS US Govt Sec Cl 1
Units outstanding at December 31, 2021	1,175,663	4,833,184	2,730,417	5,438,191	2,930,278	455,258
Policy purchase payments	1,430,393	9,044,944	3,260,075	3,054,082	2,783,306	483,333
Policy terminations, withdrawal payments and charges	(100,119)	(382,153)	(285,279)	(1,173,165)	(164,572)	(80,360)
Units outstanding at December 31, 2022	2,505,937	13,495,975	5,705,213	7,319,108	5,549,012	858,231
Policy purchase payments	1,467,015	7,016,545	4,488,961	2,287,739	2,163,665	955,717
Policy terminations, withdrawal payments and charges	(152,470)	(1,416,184)	(538,394)	(455,837)	(189,599)	(45,251)
Units outstanding at December 31, 2023	3,820,482	19,096,336	9,655,780	9,151,010	7,523,078	1,768,697
	Segregated Sub-Accounts
	BlackRock Intl Index VI Cl I	BlackRock Small Cap Index VI Cl I	ClearBridge Sm Cap Growth Cl I	Delaware Ivy VIP Asset Strategy Cl II	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II
Units outstanding at December 31, 2021	2,281,899	1,978,445	786,306	5,584,311	207,859	960,428
Policy purchase payments	1,890,538	2,366,416	1,226,950	591,848	12,986	245,755
Policy terminations, withdrawal payments and charges	(662,501)	(102,254)	(140,912)	(512,401)	(7,664)	(142,729)
Units outstanding at December 31, 2022	3,509,936	4,242,607	1,872,344	5,663,758	213,181	1,063,454
Policy purchase payments	2,689,508	3,409,859	1,777,972	476,806	9,319	147,129
Policy terminations, withdrawal payments and charges	(641,052)	(172,141)	(86,756)	(233,637)	(20,492)	(89,021)
Units outstanding at December 31, 2023	5,558,392	7,480,325	3,563,560	5,906,927	202,008	1,121,562

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions – (continued)

	Segregated Sub-Accounts
	Delaware Ivy VIP Corporate Bond Cl II	Delaware Ivy VIP Energy Cl II	Delaware Ivy VIP Global Bond Cl II (b)	Delaware Ivy VIP Global Growth Cl II	Delaware Ivy VIP Govt Money Market Cl II (b)	Delaware Ivy VIP Growth Cl II
Units outstanding at December 31, 2021	380,199	681,783	122,792	993,582	55,539	1,253,231
Policy purchase payments	55,432	22,808	7,985	366,691	2,811	102,074
Policy terminations, withdrawal payments and charges	(63,588)	(174,215)	(130,777)	(66,448)	(58,350)	(43,868)
Units outstanding at December 31, 2022	372,043	530,376	–	1,293,825	–	1,311,437
Policy purchase payments	37,972	55,531	–	407,163	–	87,123
Policy terminations, withdrawal payments and charges	(17,006)	(69,504)	–	(99,657)	–	(130,862)
Units outstanding at December 31, 2023	393,009	516,403	–	1,601,331	–	1,267,698
	Segregated Sub-Accounts
	Delaware Ivy VIP High Income Cl II	Delaware Ivy VIP Intl Core Equity Cl II	Delaware Ivy VIP Limited-Term Bond Cl II	Delaware Ivy VIP Mid Cap Growth Cl II	Delaware Ivy VIP Natural Res Cl II	Delaware Ivy VIP Path Aggressive Cl II
Units outstanding at December 31, 2021	434,405	2,502,296	137,068	651,855	4,891,112	2,719,041
Policy purchase payments	44,538	646,247	35,185	551,604	295,336	110,160
Policy terminations, withdrawal payments and charges	(33,089)	(233,774)	(45,834)	(67,091)	(1,019,428)	(90,639)
Units outstanding at December 31, 2022	445,854	2,914,769	126,419	1,136,368	4,167,020	2,738,562
Policy purchase payments	22,255	372,405	18,411	582,875	367,222	99,926
Policy terminations, withdrawal payments and charges	(30,478)	(202,195)	(6,540)	(113,797)	(570,310)	(216,770)
Units outstanding at December 31, 2023	437,631	3,084,979	138,290	1,605,446	3,963,932	2,621,718
	Segregated Sub-Accounts
	Delaware Ivy VIP Path Conserv Cl II	Delaware Ivy VIP Path Mod Aggr Cl II	Delaware Ivy VIP Path Mod Cl II	Delaware Ivy VIP Path Mod Cons Cl II	Delaware Ivy VIP Path Mod MV Cl II	Delaware Ivy VIP Science & Tech Cl II
Units outstanding at December 31, 2021	103,360	4,807,435	1,601,275	325,438	7,239,762	2,421,988
Policy purchase payments	883	175,446	29,496	9,559	619,523	1,398,616
Policy terminations, withdrawal payments and charges	(4,603)	(323,752)	(34,509)	(79,289)	(213,394)	(289,579)
Units outstanding at December 31, 2022	99,640	4,659,129	1,596,262	255,708	7,645,891	3,531,025
Policy purchase payments	7,477	124,606	24,703	9,164	556,196	1,038,183
Policy terminations, withdrawal payments and charges	(4,230)	(338,998)	(68,156)	(9,887)	(347,759)	(382,642)
Units outstanding at December 31, 2023	102,887	4,444,737	1,552,809	254,985	7,854,328	4,186,566

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions – (continued)

	Segregated Sub-Accounts
	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II	Delaware Ivy VIP Value Cl II	Delaware VIP Global Eq Cl II	Delaware VIP RE Sec Cl II	Fidelity VIP Bond Index IC
Units outstanding at December 31, 2021	479,841	520,337	327,779	359,858	225,377	166,034
Policy purchase payments	84,506	184,304	35,308	64,458	17,252	617,731
Policy terminations, withdrawal payments and charges	(33,948)	(103,609)	(53,178)	(81,857)	(11,701)	(27,945)
Units outstanding at December 31, 2022	530,399	601,032	309,909	342,459	230,928	755,820
Policy purchase payments	46,620	193,270	29,711	34,248	26,328	991,310
Policy terminations, withdrawal payments and charges	(15,549)	(32,817)	(21,890)	(19,789)	(11,852)	(84,602)
Units outstanding at December 31, 2023	561,470	761,485	317,730	356,918	245,404	1,662,528
	Segregated Sub-Accounts
	Fidelity VIP Equity-Income IC	Fidelity VIP Mid Cap IC	Franklin Small Cap Val VIP Cl 1	Goldman Sachs VIT Govt Money Market SS (c)	Invesco Opphmr VI Intl Growth Sr I	Invesco VI American Value Sr I
Units outstanding at December 31, 2021	2,127,298	2,550,524	5,274,232	–	664,449	1,330,810
Policy purchase payments	971,516	1,585,328	1,507,296	67,543	642,028	1,188,503
Policy terminations, withdrawal payments and charges	(281,869)	(222,134)	(395,479)	(4,828)	(48,098)	(246,440)
Units outstanding at December 31, 2022	2,816,945	3,913,718	6,386,049	62,715	1,258,379	2,272,873
Policy purchase payments	833,187	1,486,154	1,793,922	5,586	408,256	872,938
Policy terminations, withdrawal payments and charges	(277,595)	(200,528)	(214,596)	(6,087)	(89,327)	(438,202)
Units outstanding at December 31, 2023	3,372,537	5,199,344	7,965,375	62,214	1,577,308	2,707,609
	Segregated Sub-Accounts
	Invesco VI Comstock Sr I	Invesco VI MS Sm Cap Sr I	Janus Henderson Balanced IS	Janus Henderson Flexible Bond IS	Janus Henderson Forty IS	Janus Henderson Mid Cap Val IS
Units outstanding at December 31, 2021	1,083,497	1,065,692	2,202,778	257,570	870,717	579,303
Policy purchase payments	1,299,362	863,802	3,261,447	1,020,111	1,701,584	655,334
Policy terminations, withdrawal payments and charges	(238,156)	(165,460)	(488,884)	(200,476)	(101,336)	(88,116)
Units outstanding at December 31, 2022	2,144,703	1,764,034	4,975,341	1,077,205	2,470,965	1,146,521
Policy purchase payments	796,918	749,294	2,649,435	1,387,045	747,874	1,385,587
Policy terminations, withdrawal payments and charges	(218,926)	(230,409)	(489,209)	(82,625)	(252,660)	(81,678)
Units outstanding at December 31, 2023	2,722,695	2,282,919	7,135,567	2,381,625	2,966,179	2,450,430

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions – (continued)

	Segregated Sub-Accounts
	Janus Henderson Overseas IS	Janus Henderson Research IS	MFS VIT - Mid Cap Growth Ser IC	MFS VIT II - Intl Intrinsic Val IC	MorgStanley VIF Emg Mk Eq Cl 2	Morningstar Aggr Growth ETF Cl I
Units outstanding at December 31, 2021	2,748,611	867,096	800,613	4,350,794	4,167,446	31,913,098
Policy purchase payments	906,957	86,002	824,525	1,742,457	1,429,246	4,421,568
Policy terminations, withdrawal payments and charges	(231,736)	(65,074)	(69,479)	(259,598)	(244,336)	(1,386,878)
Units outstanding at December 31, 2022	3,423,832	888,024	1,555,659	5,833,653	5,352,356	34,947,788
Policy purchase payments	583,961	84,167	905,743	1,323,637	1,080,361	5,078,307
Policy terminations, withdrawal payments and charges	(210,363)	(40,107)	(78,723)	(624,916)	(185,320)	(1,542,276)
Units outstanding at December 31, 2023	3,797,430	932,084	2,382,679	6,532,374	6,247,397	38,483,819
	Segregated Sub-Accounts
	Morningstar Balanced ETF Cl I	Morningstar Conservative ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Neuberger Berman Sustain Eq Cl I	PIMCO VIT Global Div Alloc Adv Cl
Units outstanding at December 31, 2021	10,314,816	1,674,500	36,213,065	3,185,721	343,805	7,009,912
Policy purchase payments	1,414,790	824,986	4,070,732	689,143	643,135	1,006,262
Policy terminations, withdrawal payments and charges	(1,488,951)	(410,826)	(1,959,824)	(1,561,253)	(32,816)	(136,812)
Units outstanding at December 31, 2022	10,240,655	2,088,660	38,323,973	2,313,611	954,124	7,879,362
Policy purchase payments	1,190,909	552,078	2,867,644	1,003,443	394,338	678,806
Policy terminations, withdrawal payments and charges	(727,558)	(256,206)	(3,397,459)	(578,743)	(109,120)	(285,100)
Units outstanding at December 31, 2023	10,704,006	2,384,532	37,794,158	2,738,311	1,239,342	8,273,068
	Segregated Sub-Accounts
	PIMCO VIT Intl Bond USD-H Adv Cl (d)	PIMCO VIT Low Duration IS	PIMCO VIT Total Return IS	Putnam VT Intl Eq Cl IA	Putnam VT Intl Val Cl IA	Putnam VT Lg Cap Growth Cl IA
Units outstanding at December 31, 2021	–	204,176	1,368,246	113,329	374,530	1,206,648
Policy purchase payments	59,611	656,539	2,015,599	385,750	607,507	1,889,751
Policy terminations, withdrawal payments and charges	(11,377)	(80,517)	(529,487)	(51,322)	(146,939)	(196,275)
Units outstanding at December 31, 2022	48,234	780,198	2,854,358	447,757	835,098	2,900,124
Policy purchase payments	350,695	934,764	2,568,867	179,803	450,734	706,148
Policy terminations, withdrawal payments and charges	(116,696)	(273,436)	(433,377)	(44,738)	(115,685)	(438,686)
Units outstanding at December 31, 2023	282,233	1,441,526	4,989,848	582,822	1,170,147	3,167,586

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions – (continued)

	Segregated Sub-Accounts
	Putnam VT Lg Cap Val Cl IA	SFT Bal Stabilization	SFT Core Bond Cl 1	SFT Delaware Ivy Growth	SFT Delaware Ivy Small Cap Growth	SFT Eq Stabilization
Units outstanding at December 31, 2021	441,578	16,213,111	5,156,658	1,788,208	2,006,466	10,537,037
Policy purchase payments	1,307,443	1,002,164	2,806,134	836,016	763,966	1,142,074
Policy terminations, withdrawal payments and charges	(289,261)	(519,429)	(2,247,501)	(106,587)	(130,710)	(307,320)
Units outstanding at December 31, 2022	1,459,760	16,695,846	5,715,291	2,517,637	2,639,722	11,371,791
Policy purchase payments	1,833,594	1,121,433	2,588,971	451,038	863,781	1,080,256
Policy terminations, withdrawal payments and charges	(144,093)	(355,626)	(1,334,536)	(204,411)	(299,794)	(262,898)
Units outstanding at December 31, 2023	3,149,261	17,461,653	6,969,726	2,764,264	3,203,709	12,189,149
	Segregated Sub-Accounts
	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 500 Cl 1	SFT Intl Bond Cl 1 (e)	SFT Intl Bond Cl 2 (f)	SFT Real Estate Cl 1
Units outstanding at December 31, 2021	8,435,458	8,266,747	21,134,673	1,154,575	–	4,999,079
Policy purchase payments	5,183,908	4,074,764	11,780,356	265,330	193,774	1,610,860
Policy terminations, withdrawal payments and charges	(13,188,233)	(594,411)	(2,150,314)	(170,460)	(6,626)	(583,279)
Units outstanding at December 31, 2022	431,133	11,747,100	30,764,715	1,249,445	187,148	6,026,660
Policy purchase payments	4,263,072	2,655,491	12,516,687	465,390	22,875	1,938,446
Policy terminations, withdrawal payments and charges	(3,523,324)	(1,024,865)	(1,679,266)	(1,714,835)	(210,023)	(670,949)
Units outstanding at December 31, 2023	1,170,881	13,377,726	41,602,136	–	–	7,294,157
	Segregated Sub-Accounts
	SFT T. Rowe Price Value	SFT Wellington Core Equity Cl 1	T. Rowe Price Health Science II Cl (d)	TOPS Mgd Risk Flex ETF	TOPS Target Range Cl S (d)	Vanguard VIF Balanced
Units outstanding at December 31, 2021	2,927,175	960,948	–	8,783,046	–	6,164,037
Policy purchase payments	1,757,907	1,000,275	200,162	1,148,449	704,925	1,567,093
Policy terminations, withdrawal payments and charges	(146,431)	(138,292)	(22,703)	(234,113)	(59,597)	(373,133)
Units outstanding at December 31, 2022	4,538,651	1,822,931	177,459	9,697,382	645,328	7,357,997
Policy purchase payments	1,587,649	571,745	826,950	919,920	147,149	2,002,072
Policy terminations, withdrawal payments and charges	(321,249)	(160,867)	(187,639)	(433,611)	(500,431)	(310,545)
Units outstanding at December 31, 2023	5,805,051	2,233,809	816,770	10,183,691	292,046	9,049,524

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions – (continued)

	Segregated Sub-Accounts
	Vanguard VIF Capital Growth	Vanguard VIF Diversified Value	Vanguard VIF Equity Income	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Money Market
Units outstanding at December 31, 2021	4,127,363	3,173,944	4,169,716	1,717,097	9,073,579	163,016
Policy purchase payments	1,239,923	1,897,546	1,196,936	904,984	4,027,505	13,911
Policy terminations, withdrawal payments and charges	(319,431)	(324,468)	(535,193)	(197,314)	(575,485)	(45,307)
Units outstanding at December 31, 2022	5,047,855	4,747,022	4,831,459	2,424,767	12,525,599	131,620
Policy purchase payments	1,153,837	1,413,040	1,328,898	894,440	2,693,509	505,768
Policy terminations, withdrawal payments and charges	(660,949)	(322,840)	(251,405)	(149,457)	(853,445)	(42,571)
Units outstanding at December 31, 2023	5,540,743	5,837,222	5,908,952	3,169,750	14,365,663	594,817

	Segregated Sub-Accounts
	Vanguard VIF Short-Term Inv-Gr	Vanguard VIF Small Co Growth	Vanguard VIF Total Bond Market	Vanguard VIF Total Stock Market
Units outstanding at December 31, 2021	1,340,368	6,828,416	4,697,537	5,022,789
Policy purchase payments	935,198	3,256,349	4,282,521	3,356,488
Policy terminations, withdrawal payments and charges	(325,478)	(224,896)	(2,077,251)	(397,638)
Units outstanding at December 31, 2022	1,950,088	9,859,869	6,902,807	7,981,639
Policy purchase payments	1,342,962	1,903,994	4,136,203	4,113,327
Policy terminations, withdrawal payments and charges	(297,173)	(833,974)	(2,108,672)	(667,156)
Units outstanding at December 31, 2023	2,995,877	10,929,889	8,930,338	11,427,810

(a)  For the period from September 29, 2023 through December 31, 2023.

(b)  For the period from January 1, 2022 through April 27, 2022.

(c)  For the period from February 1, 2022 through December 31, 2022 and for the year ended December 31, 2023.

(d)  For the period from April 29, 2022 through December 31, 2022 and for the year ended December 31, 2023.

(e)  For the year ended December 31, 2022 and for the period from January 1, 2023 through December 8, 2023.

(f)  For the period from February 1, 2022 through December 31, 2022 and for the period from January 1, 2023 through December 8, 2023.

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2023, 2022, 2021, 2020, and 2019 is as follows:

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
AB VPS Dyn Asset Alloc Cl B
2023	10,236,782	$1.28 to 1.29	$13,117,466	0.61%	(0.08)%	13.57%
2022	9,618,221	1.13 to 1.14	10,852,433	2.56%	(0.08)%	(18.61)%
2021	8,432,462	1.39 to 1.40	11,690,281	1.57%	(0.08)%	9.39%
2020	7,606,688	1.27 to 1.28	9,639,649	1.54%	(0.15)%	5.07%
2019	7,031,373	1.21 to 1.22	8,480,606	1.87%	(0.30)%	15.59%
AB VPS Intl Value Cl A
2023	2,478,142	1.09	2,712,364	0.86%	0.00%	15.15%
2022	2,382,641	0.95	2,264,571	5.46%	0.00%	(13.61)%
2021	1,479,650	1.10	1,627,884	2.10%	0.00%	11.08%
2020	1,349,693	0.99	1,336,758	2.35%	0.00%	2.47%
2019	636,942	0.97	615,654	0.95%	0.00%	17.14%
Amer Century II VP Infl Pro Cl I
2023	1,448,554	1.11	1,600,755	3.79%	0.00%	3.60%
2022	1,056,097	1.07	1,126,505	5.80%	0.00%	(12.88)%
2021	378,107	1.22	462,920	4.33%	0.00%	6.61%
2020	45,911	1.15	52,721	1.87%	0.00%	9.81%
2019 (a)	13,493	1.05	14,111	2.64%	0.00%	4.79%
Amer Century VP Dscplnd Core Val Cl I
2023	1,370,111	1.41	1,926,763	1.60%	0.00%	8.65%
2022	913,909	1.29	1,182,849	2.00%	0.00%	(12.74)%
2021	485,006	1.48	719,338	1.41%	0.00%	23.65%
2020	59,638	1.20	71,532	2.32%	0.00%	11.81%
2019 (a)	18,013	1.07	19,320	1.96%	0.00%	8.19%
Amer Funds IS Capital World Bond Cl 1
2023	5,233,636	0.97	5,081,809	0.00%	0.00%	6.39%
2022	2,319,097	0.91	2,116,618	0.31%	0.00%	(17.43)%
2021	536,882	1.11	593,454	2.69%	0.00%	(4.73)%
2020	139,392	1.16	161,723	2.11%	0.00%	10.17%
2019 (a)	26,134	1.05	27,521	2.14%	0.00%	5.40%
Amer Funds IS Capital World Bond Cl 2
2023 (b)	173,426	1.09	189,072	0.00%	0.00%	9.02%
Amer Funds IS Global Small Cap Cl 1
2023	3,820,482	1.28	4,896,936	0.56%	0.00%	16.46%
2022	2,505,937	1.10	2,758,133	0.00%	0.00%	(29.37)%
2021	1,175,663	1.56	1,832,109	0.00%	0.00%	6.98%
2020	237,975	1.46	346,661	0.20%	0.00%	30.05%
2019 (a)	53,416	1.12	59,833	0.51%	0.00%	12.85%
Amer Funds IS Growth Cl 1
2023	19,096,336	2.04	38,904,918	0.67%	0.00%	38.81%
2022	13,495,975	1.47	19,807,226	0.79%	0.00%	(29.76)%
2021	4,833,184	2.09	10,095,510	0.59%	0.00%	22.30%
2020	896,627	1.71	1,528,478	0.70%	0.00%	52.46%
2019 (a)	189,692	1.12	212,601	1.76%	0.00%	13.03%

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Amer Funds IS Growth-Inc Cl 1
2023	9,655,780	$1.64	$15,817,173	2.06%	0.00%	26.47%
2022	5,705,213	1.30	7,389,961	1.90%	0.00%	(16.29)%
2021	2,730,417	1.55	4,224,826	1.78%	0.00%	24.42%
2020	473,789	1.24	589,222	2.31%	0.00%	13.81%
2019 (a)	71,931	1.09	78,599	3.22%	0.00%	10.11%
Amer Funds IS Intl Cl 1
2023	9,151,010	1.33	12,185,915	1.68%	0.00%	16.12%
2022	7,319,108	1.15	8,393,404	2.28%	0.00%	(20.57)%
2021	5,438,191	1.44	7,851,427	3.07%	0.00%	(1.24)%
2020	1,087,116	1.46	1,589,164	1.03%	0.00%	14.27%
2019	782,449	1.28	1,000,915	2.36%	0.00%	23.21%
Amer Funds IS New World Cl 1
2023	7,523,078	1.31	9,832,518	1.89%	0.00%	16.22%
2022	5,549,012	1.12	6,240,333	1.89%	0.00%	(21.86)%
2021	2,930,278	1.44	4,217,193	1.45%	0.00%	5.16%
2020	538,748	1.37	737,312	0.27%	0.00%	23.89%
2019 (a)	322,936	1.10	356,729	2.13%	0.00%	11.05%
Amer Funds IS US Govt Sec Cl 1
2023	1,768,697	1.04	1,845,628	4.73%	0.00%	3.21%
2022	858,231	1.01	867,722	5.35%	0.00%	(10.75)%
2021	455,258	1.13	515,710	2.06%	0.00%	(0.44)%
2020	209,407	1.14	238,268	3.41%	0.00%	10.09%
2019 (a)	11,997	1.03	12,400	3.29%	0.00%	3.44%
BlackRock Intl Index VI Cl I
2023	5,558,392	1.05	5,817,896	3.64%	(0.02)%	18.14%
2022	3,509,936	0.89	3,109,545	2.85%	(0.02)%	(14.33)%
2021 (c)	2,281,899	1.03	2,359,760	15.86%	(0.02)%	3.41%
BlackRock Small Cap Index VI Cl I
2023	7,480,325	0.92	6,890,356	1.70%	(0.02)%	16.72%
2022	4,242,607	0.79	3,348,103	1.65%	(0.02)%	(20.44)%
2021 (c)	1,978,445	0.99	1,962,551	2.47%	(0.02)%	(0.80)%
ClearBridge Sm Cap Growth Cl I
2023	3,563,560	1.32	4,696,068	0.00%	(0.07)%	8.48%
2022	1,872,344	1.21	2,274,494	0.00%	(0.07)%	(28.80)%
2021	786,306	1.71	1,341,374	0.00%	(0.07)%	12.71%
2020	260,027	1.51	393,446	0.00%	(0.13)%	43.51%
2019 (a)	36,589	1.05	38,553	0.00%	(0.25)%	6.52%
Delaware Ivy VIP Asset Strategy Cl II
2023	5,906,927	1.47 to 2.13	11,512,146	2.22%	(0.12)%	14.07%
2022	5,663,758	1.29 to 1.87	9,743,170	1.61%	(0.12)%	(14.64)%
2021	5,584,311	1.51 to 2.19	11,321,856	1.63%	(0.12)%	10.61%
2020	5,445,064	1.36 to 1.98	10,078,566	2.10%	(0.23)%	14.22%
2019	5,469,660	1.19 to 1.73	8,930,009	2.14%	(0.45)%	22.33%

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Delaware Ivy VIP Balanced Cl II
2023	202,008	$2.99	$603,244	0.77%	(0.12)%	16.17%
2022	213,181	2.57	548,006	1.12%	(0.12)%	(15.96)%
2021	207,859	3.06	635,789	0.98%	(0.12)%	16.15%
2020	211,445	2.63	556,845	1.35%	(0.23)%	14.46%
2019	220,042	2.30	506,278	1.73%	(0.45)%	22.64%
Delaware Ivy VIP Core Equity Cl II
2023	1,121,562	5.12	5,741,116	0.38%	(0.12)%	23.67%
2022	1,063,454	4.14	4,401,893	0.22%	(0.12)%	(17.23)%
2021	960,428	5.00	4,802,862	0.53%	(0.12)%	29.14%
2020	957,052	3.87	3,705,998	0.53%	(0.23)%	21.88%
2019	986,463	3.18	3,134,015	0.55%	(0.45)%	31.68%
Delaware Ivy VIP Corporate Bond Cl II
2023	393,009	1.67	655,655	2.72%	(0.12)%	7.30%
2022	372,043	1.55	578,444	2.48%	(0.12)%	(15.69)%
2021	380,199	1.84	701,116	1.97%	(0.12)%	(0.69)%
2020	387,975	1.86	720,432	2.57%	(0.23)%	11.30%
2019	395,703	1.67	660,161	2.72%	(0.45)%	12.68%
Delaware Ivy VIP Energy Cl II
2023	516,403	0.83	431,106	3.34%	(0.12)%	4.14%
2022	530,376	0.80	425,170	2.87%	(0.12)%	50.65%
2021	681,783	0.53	362,790	1.45%	(0.12)%	42.22%
2020	737,047	0.37	275,773	2.18%	(0.23)%	(36.64)%
2019	506,164	0.59	298,903	0.00%	(0.45)%	3.94%
Delaware Ivy VIP Global Growth Cl II
2023	1,601,331	2.56	4,098,429	0.08%	(0.12)%	20.13%
2022	1,293,825	2.13	2,756,495	0.74%	(0.12)%	(17.46)%
2021	993,582	2.58	2,564,692	0.05%	(0.12)%	18.05%
2020	921,111	2.19	2,014,136	0.41%	(0.23)%	20.94%
2019	697,758	1.81	1,261,517	0.63%	(0.45)%	26.50%
Delaware Ivy VIP Growth Cl II
2023	1,267,698	6.36	8,066,600	0.00%	(0.12)%	38.09%
2022	1,311,437	4.61	6,043,245	0.00%	(0.12)%	(27.10)%
2021	1,253,231	6.32	7,922,215	0.00%	(0.12)%	30.23%
2020	1,249,035	4.85	6,062,939	0.00%	(0.23)%	30.94%
2019	1,106,499	3.71	4,101,771	0.00%	(0.45)%	37.20%
Delaware Ivy VIP High Income Cl II
2023	437,631	2.76	1,207,171	6.32%	(0.12)%	11.88%
2022	445,854	2.47	1,099,212	6.47%	(0.12)%	(10.86)%
2021	434,405	2.77	1,201,453	5.90%	(0.12)%	6.23%
2020	483,940	2.60	1,259,993	7.22%	(0.23)%	6.35%
2019	493,071	2.45	1,207,123	6.42%	(0.45)%	11.69%
Delaware Ivy VIP Intl Core Equity Cl II
2023	3,084,979	2.01	6,187,752	1.56%	(0.12)%	15.76%
2022	2,914,769	1.73	5,049,921	2.25%	(0.12)%	(14.20)%
2021	2,502,296	2.02	5,052,791	1.02%	(0.12)%	14.35%
2020	2,450,628	1.77	4,327,282	2.31%	(0.23)%	7.51%
2019	2,327,655	1.64	3,822,982	1.53%	(0.45)%	19.23%

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Delaware Ivy VIP Limited-Term Bond Cl II
2023	138,290	$1.27	$174,980	1.71%	(0.12)%	4.96%
2022	126,419	1.21	152,395	1.34%	(0.12)%	(4.19)%
2021	137,068	1.26	172,450	1.46%	(0.12)%	(0.33)%
2020	142,278	1.26	179,604	2.71%	(0.23)%	4.45%
2019	133,355	1.21	161,161	1.79%	(0.45)%	4.70%
Delaware Ivy VIP Mid Cap Growth Cl II
2023	1,605,446	5.44	8,737,753	0.00%	(0.12)%	19.76%
2022	1,136,368	4.54	5,164,424	0.00%	(0.12)%	(30.71)%
2021	651,855	6.56	4,275,477	0.00%	(0.12)%	16.54%
2020	366,848	5.63	2,064,711	0.00%	(0.23)%	49.45%
2019	324,332	3.77	1,221,405	0.00%	(0.45)%	38.56%
Delaware Ivy VIP Natural Res Cl II
2023	3,963,932	0.76	3,027,235	2.49%	(0.12)%	1.71%
2022	4,167,020	0.75	3,128,884	1.64%	(0.12)%	17.92%
2021	4,891,112	0.64	3,114,573	1.55%	(0.12)%	26.87%
2020	4,692,974	0.50	2,355,380	2.29%	(0.23)%	(11.72)%
2019	3,904,428	0.57	2,219,789	0.98%	(0.45)%	9.95%
Delaware Ivy VIP Path Aggressive Cl II
2023	2,621,718	3.16	8,295,530	6.12%	(0.12)%	17.60%
2022	2,738,562	2.69	7,368,255	1.96%	(0.12)%	(16.58)%
2021	2,719,041	3.23	8,770,084	1.64%	(0.12)%	19.12%
2020	2,775,541	2.71	7,515,383	1.43%	(0.23)%	16.05%
2019	2,719,451	2.33	6,344,891	2.75%	(0.45)%	23.79%
Delaware Ivy VIP Path Conserv Cl II
2023	102,887	2.23	229,302	3.97%	(0.12)%	12.55%
2022	99,640	1.98	197,303	2.75%	(0.12)%	(13.89)%
2021	103,360	2.30	237,694	1.75%	(0.12)%	10.35%
2020	106,078	2.08	221,062	1.65%	(0.23)%	13.01%
2019	111,006	1.84	204,701	1.91%	(0.45)%	15.17%
Delaware Ivy VIP Path Mod Aggr Cl II
2023	4,444,737	2.90	12,884,243	5.88%	(0.12)%	16.57%
2022	4,659,129	2.49	11,585,515	2.41%	(0.12)%	(15.73)%
2021	4,807,435	2.95	14,185,118	1.87%	(0.12)%	17.06%
2020	4,983,931	2.52	12,562,284	1.76%	(0.23)%	15.47%
2019	5,225,878	2.18	11,407,661	2.66%	(0.45)%	21.95%
Delaware Ivy VIP Path Mod Cl II
2023	1,552,809	2.67	4,141,479	5.52%	(0.12)%	15.42%
2022	1,596,262	2.31	3,688,522	2.58%	(0.12)%	(15.12)%
2021	1,601,275	2.72	4,359,080	1.96%	(0.12)%	14.84%
2020	1,706,628	2.37	4,045,611	1.79%	(0.23)%	14.69%
2019	1,857,597	2.07	3,839,360	2.56%	(0.45)%	19.59%
Delaware Ivy VIP Path Mod Cons Cl II
2023	254,985	2.46	626,227	4.83%	(0.12)%	14.06%
2022	255,708	2.15	550,603	2.57%	(0.12)%	(14.56)%
2021	325,438	2.52	820,216	2.02%	(0.12)%	12.55%
2020	321,198	2.24	719,284	1.77%	(0.23)%	13.86%
2019	353,683	1.97	695,622	2.30%	(0.45)%	17.37%

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Delaware Ivy VIP Path Mod MV Cl II
2023	7,854,328	$1.55 to 1.58	$12,191,959	4.63%	(0.07)%	14.10%
2022	7,645,891	1.36 to 1.38	10,401,765	2.96%	(0.07)%	(13.11)%
2021	7,239,762	1.56 to 1.59	11,334,307	1.57%	(0.07)%	13.09%
2020	6,798,702	1.38 to 1.41	9,411,204	1.35%	(0.13)%	9.25%
2019	6,282,294	1.27 to 1.29	7,960,125	1.84%	(0.25)%	17.62%
Delaware Ivy VIP Science & Tech Cl II
2023	4,186,566	6.55	27,410,051	0.00%	(0.12)%	39.23%
2022	3,531,025	4.70	16,603,253	0.00%	(0.12)%	(31.76)%
2021	2,421,988	6.89	16,688,465	0.00%	(0.12)%	15.35%
2020	1,762,008	5.97	10,525,685	0.00%	(0.23)%	35.77%
2019	1,442,959	4.40	6,348,734	0.00%	(0.45)%	50.16%
Delaware Ivy VIP Small Cap Growth Cl II
2023	561,470	3.13	1,759,922	0.00%	(0.12)%	13.17%
2022	530,399	2.77	1,469,046	0.00%	(0.12)%	(26.68)%
2021	479,841	3.78	1,812,670	0.93%	(0.12)%	4.15%
2020	527,699	3.63	1,914,003	0.00%	(0.23)%	38.08%
2019	557,099	2.63	1,463,367	0.00%	(0.45)%	23.93%
Delaware Ivy VIP Smid Cap Core Cl II
2023	761,485	3.83	2,915,162	0.20%	(0.12)%	15.80%
2022	601,032	3.31	1,986,924	0.00%	(0.12)%	(14.71)%
2021	520,337	3.88	2,016,741	0.00%	(0.12)%	20.97%
2020	356,156	3.20	1,141,117	0.00%	(0.23)%	7.35%
2019	296,276	2.98	884,271	0.00%	(0.45)%	24.89%
Delaware Ivy VIP Value Cl II
2023	317,730	3.51	1,115,226	1.51%	(0.12)%	8.48%
2022	309,909	3.24	1,002,718	1.30%	(0.12)%	(4.88)%
2021	327,779	3.40	1,114,974	1.89%	(0.12)%	31.38%
2020	373,854	2.59	967,944	1.96%	(0.23)%	2.29%
2019	352,200	2.53	891,432	0.79%	(0.45)%	26.90%
Delaware VIP Global Eq Cl II
2023	356,918	2.37	845,320	1.73%	(0.12)%	14.23%
2022	342,459	2.07	710,018	3.78%	(0.12)%	(11.20)%
2021	359,858	2.33	840,169	2.22%	(0.12)%	17.16%
2020	352,784	1.99	703,035	2.57%	(0.23)%	3.46%
2019	372,228	1.93	716,961	2.78%	(0.45)%	23.70%
Delaware VIP RE Sec Cl II
2023	245,404	2.50	612,664	2.01%	(0.12)%	9.62%
2022	230,928	2.28	525,912	0.86%	(0.12)%	(24.82)%
2021	225,377	3.03	682,760	0.89%	(0.12)%	43.91%
2020	237,656	2.11	500,288	1.73%	(0.23)%	(2.83)%
2019	226,371	2.17	490,427	1.57%	(0.45)%	24.99%
Fidelity VIP Bond Index IC
2023	1,662,528	0.92	1,535,353	2.78%	(0.02)%	5.49%
2022	755,820	0.88	661,665	2.72%	(0.02)%	(13.17)%
2021 (c)	166,034	1.01	167,395	1.90%	(0.03)%	0.82%

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Fidelity VIP Equity-Income IC
2023	3,372,537	$3.29	$11,095,539	2.13%	(0.03)%	10.68%
2022	2,816,945	2.97	8,374,615	2.24%	(0.03)%	(4.93)%
2021	2,127,298	3.13	6,652,250	2.03%	(0.03)%	24.94%
2020	1,809,342	2.50	4,528,596	1.91%	(0.05)%	6.77%
2019	1,737,390	2.34	4,072,949	2.06%	(0.10)%	27.57%
Fidelity VIP Mid Cap IC
2023	5,199,344	3.72	19,366,890	0.71%	(0.03)%	15.11%
2022	3,913,718	3.24	12,664,384	0.63%	(0.03)%	(14.72)%
2021	2,550,524	3.79	9,677,568	0.69%	(0.03)%	25.65%
2020	1,950,307	3.02	5,889,591	0.67%	(0.05)%	18.27%
2019	1,793,954	2.55	4,580,628	0.89%	(0.10)%	23.57%
Franklin Small Cap Val VIP Cl 1
2023	7,965,375	1.96 to 3.79	20,747,853	0.73%	(0.04)%	13.07%
2022	6,386,049	1.73 to 3.35	15,293,674	1.21%	(0.04)%	(9.78)%
2021	5,274,232	1.92 to 3.71	14,657,667	1.14%	(0.04)%	25.74%
2020	4,595,657	1.53 to 2.95	10,672,233	1.65%	(0.08)%	5.52%
2019	3,429,802	1.45 to 2.80	8,004,408	1.28%	(0.15)%	26.91%
Goldman Sachs VIT Govt Money Market SS
2023	62,214	1.06	66,106	4.67%	0.00%	4.79%
2022 (d)	62,715	1.01	63,599	1.91%	0.00%	1.40%
Invesco Opphmr VI Intl Growth Sr I
2023	1,577,308	1.30	2,049,992	0.66%	(0.04)%	21.11%
2022	1,258,379	1.07	1,350,338	0.00%	(0.04)%	(27.10)%
2021	664,449	1.47	978,062	0.00%	(0.04)%	10.28%
2020	379,190	1.33	506,142	1.00%	(0.08)%	21.61%
2019 (a)	332,407	1.10	364,863	0.02%	(0.10)%	10.23%
Invesco VI American Value Sr I
2023	2,707,609	1.77	4,782,830	0.67%	(0.04)%	15.64%
2022	2,272,873	1.53	3,471,656	0.95%	(0.04)%	(2.57)%
2021	1,330,810	1.57	2,086,416	0.46%	(0.04)%	28.02%
2020	705,918	1.22	864,508	0.67%	(0.08)%	1.23%
2019	126,998	1.21	153,642	0.76%	(0.15)%	25.21%
Invesco VI Comstock Sr I
2023	2,722,695	1.61	4,386,110	1.99%	(0.04)%	12.40%
2022	2,144,703	1.43	3,073,718	2.21%	(0.04)%	1.16%
2021	1,083,497	1.42	1,534,969	1.94%	(0.04)%	33.43%
2020	622,299	1.06	660,718	0.93%	(0.08)%	(0.75)%
2019 (a)	10,724	1.07	11,473	3.29%	(0.15)%	7.89%
Invesco VI MS Sm Cap Sr I
2023	2,282,919	1.59	3,622,348	1.26%	(0.10)%	18.25%
2022	1,764,034	1.34	2,367,111	0.67%	(0.10)%	(15.75)%
2021	1,065,692	1.59	1,697,353	0.58%	(0.10)%	22.67%
2020	51,096	1.30	66,344	0.83%	(0.08)%	20.03%
2019 (a)	5,365	1.08	5,803	0.00%	(0.10)%	9.04%

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Janus Henderson Balanced IS
2023	7,135,567	$1.42	$10,130,177	2.36%	0.00%	15.41%
2022	4,975,341	1.23	6,120,044	1.57%	0.00%	(16.40)%
2021	2,202,778	1.47	3,241,170	1.00%	0.00%	17.20%
2020	818,198	1.26	1,027,256	2.05%	0.00%	14.31%
2019 (a)	98,094	1.10	107,739	2.23%	0.00%	10.39%
Janus Henderson Flexible Bond IS
2023	2,381,625	1.06	2,523,917	4.82%	0.00%	5.50%
2022	1,077,205	1.00	1,082,015	3.62%	0.00%	(13.66)%
2021	257,570	1.16	299,649	2.26%	0.00%	(0.90)%
2020	89,033	1.17	104,517	3.73%	0.00%	10.48%
2019 (a)	13,884	1.06	14,752	2.75%	0.00%	6.16%
Janus Henderson Forty IS
2023	2,966,179	1.79	5,311,016	0.21%	0.00%	39.96%
2022	2,470,965	1.28	3,161,263	0.32%	0.00%	(33.55)%
2021	870,717	1.93	1,676,448	0.00%	0.00%	22.90%
2020	447,793	1.57	701,532	0.26%	0.00%	39.40%
2019 (a)	153,248	1.12	172,227	0.22%	0.00%	13.49%
Janus Henderson Mid Cap Val IS
2023	2,450,430	1.37	3,368,896	1.31%	0.00%	11.40%
2022	1,146,521	1.23	1,414,989	1.51%	0.00%	(5.56)%
2021	579,303	1.31	757,050	0.61%	0.00%	19.73%
2020	190,549	1.09	207,986	1.50%	0.00%	(0.92)%
2019 (a)	50,171	1.10	55,270	1.64%	0.00%	11.10%
Janus Henderson Overseas IS
2023	3,797,430	1.50	5,704,595	1.55%	0.00%	10.87%
2022	3,423,832	1.35	4,639,110	1.87%	0.00%	(8.60)%
2021	2,748,611	1.48	4,074,834	1.17%	0.00%	13.58%
2020	2,594,213	1.31	3,385,985	1.38%	0.00%	16.30%
2019	2,607,083	1.12	2,925,939	1.92%	0.00%	27.02%
Janus Henderson Research IS
2023	932,084	4.97	4,635,730	0.14%	0.00%	43.17%
2022	888,024	3.47	3,084,943	0.16%	0.00%	(29.89)%
2021	867,096	4.95	4,296,490	0.10%	0.00%	20.33%
2020	797,888	4.12	3,285,649	0.41%	0.00%	32.95%
2019	808,705	3.10	2,504,760	0.47%	0.00%	35.52%
MFS VIT – Mid Cap Growth Ser IC
2023	2,382,679	1.49	3,561,574	0.00%	(0.05)%	21.38%
2022	1,555,659	1.23	1,915,767	0.00%	(0.05)%	(28.66)%
2021	800,613	1.73	1,382,072	0.00%	(0.05)%	14.19%
2020	222,203	1.51	335,921	0.00%	(0.10)%	36.66%
2019 (a)	35,770	1.11	39,570	0.00%	(0.20)%	11.70%
MFS VIT II – Intl Intrinsic Val IC
2023	6,532,374	1.75 to 1.79	11,599,100	0.72%	(0.05)%	17.71%
2022	5,833,653	1.49 to 1.52	8,811,382	0.82%	(0.05)%	(23.52)%
2021	4,350,794	1.95 to 1.98	8,604,762	0.35%	(0.05)%	10.63%
2020	3,744,221	1.76 to 1.79	6,699,327	1.02%	(0.10)%	20.68%
2019	3,393,103	1.46 to 1.49	5,030,573	1.91%	(0.20)%	26.20%

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
MorgStanley VIF Emg Mk Eq Cl 2
2023	6,247,397	$1.18 to 1.23	$7,606,747	1.58%	(0.13)%	12.11%
2022	5,352,356	1.06 to 1.10	5,821,177	0.37%	(0.13)%	(25.03)%
2021	4,167,446	1.41 to 1.47	6,066,410	0.79%	(0.13)%	3.13%
2020	3,790,787	1.37 to 1.42	5,359,412	1.33%	(0.25)%	14.75%
2019	3,371,463	1.19 to 1.24	4,163,618	0.99%	(0.50)%	20.05%
Morningstar Aggr Growth ETF Cl I
2023	38,483,819	2.18 to 2.73	93,805,143	2.02%	(0.06)%	17.17%
2022	34,947,788	1.86 to 2.33	72,532,040	1.81%	(0.06)%	(12.87)%
2021	31,913,098	2.14 to 2.67	76,193,213	1.35%	(0.06)%	18.67%
2020	29,798,743	1.80 to 2.25	60,173,583	2.17%	(0.07)%	10.44%
2019	28,109,420	1.63 to 2.04	51,854,932	1.88%	(0.13)%	22.60%
Morningstar Balanced ETF Cl I
2023	10,704,006	1.75 to 2.25	22,583,597	2.38%	(0.06)%	13.18%
2022	10,240,655	1.55 to 1.99	19,126,213	2.02%	(0.06)%	(12.55)%
2021	10,314,816	1.77 to 2.27	22,203,578	1.69%	(0.06)%	11.07%
2020	8,193,546	1.59 to 2.05	16,270,528	2.41%	(0.07)%	9.51%
2019	7,926,378	1.46 to 1.87	14,390,997	2.35%	(0.13)%	16.72%
Morningstar Conservative ETF Cl I
2023	2,384,532	1.30 to 1.60	3,670,943	2.70%	(0.06)%	8.26%
2022	2,088,660	1.20 to 1.48	2,972,580	2.11%	(0.06)%	(11.56)%
2021	1,674,500	1.36 to 1.67	2,691,802	1.77%	(0.06)%	2.58%
2020	1,385,956	1.32 to 1.63	2,173,015	1.83%	(0.07)%	6.89%
2019	1,610,642	1.24 to 1.52	2,390,239	2.34%	(0.13)%	9.89%
Morningstar Growth ETF Cl I
2023	37,794,158	2.00 to 2.56	91,967,387	2.06%	(0.06)%	15.68%
2022	38,323,973	1.73 to 2.21	80,798,230	1.88%	(0.06)%	(12.91)%
2021	36,213,065	1.99 to 2.54	88,363,666	1.46%	(0.06)%	15.16%
2020	35,416,574	1.73 to 2.21	75,329,634	2.34%	(0.07)%	10.36%
2019	35,127,505	1.56 to 2.00	67,996,016	1.95%	(0.13)%	20.29%
Morningstar Inc & Gro Asset All Cl I
2023	2,738,311	1.52 to 1.91	4,960,559	2.80%	(0.06)%	11.05%
2022	2,313,611	1.37 to 1.72	3,744,344	2.24%	(0.06)%	(12.26)%
2021	3,185,721	1.56 to 1.96	5,612,591	1.97%	(0.06)%	6.73%
2020	1,621,364	1.46 to 1.84	2,902,126	2.67%	(0.07)%	8.82%
2019	1,490,250	1.34 to 1.69	2,456,261	2.35%	(0.13)%	13.34%
Neuberger Berman Sustain Eq Cl I
2023	1,239,342	1.67	2,071,420	0.37%	0.00%	26.90%
2022	954,124	1.32	1,256,686	0.59%	0.00%	(18.45)%
2021	343,805	1.62	555,288	0.41%	0.00%	23.48%
2020	232,384	1.31	303,967	1.19%	0.00%	19.56%
2019 (a)	22,103	1.09	24,181	0.44%	0.00%	10.59%
PIMCO VIT Global Div Alloc Adv Cl
2023	8,273,068	1.38 to 1.39	11,408,333	3.33%	(0.07)%	13.72%
2022	7,879,362	1.21 to 1.22	9,554,218	4.65%	(0.07)%	(16.55)%
2021	7,009,912	1.45 to 1.47	10,185,597	9.95%	(0.07)%	8.61%
2020	6,415,269	1.34 to 1.35	8,581,793	3.20%	(0.13)%	4.15%
2019	5,874,313	1.28 to 1.30	7,544,836	2.71%	(0.20)%	21.86%
(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
PIMCO VIT Intl Bond USD-H Adv Cl
2023	282,233	$1.04	$292,986	2.56%	0.00%	8.91%
2022 (e)	48,234	0.95	45,971	1.36%	0.00%	(4.69)%
PIMCO VIT Low Duration IS
2023	1,441,526	1.04	1,501,306	3.77%	0.00%	5.13%
2022	780,198	0.99	772,913	2.26%	0.00%	(5.60)%
2021	204,176	1.05	214,267	0.70%	0.00%	(0.78)%
2020	61,341	1.06	64,878	1.18%	0.00%	3.15%
2019 (a)	12,161	1.03	12,470	1.94%	0.00%	2.53%
PIMCO VIT Total Return IS
2023	4,989,848	1.03	5,141,183	3.73%	0.00%	6.09%
2022	2,854,358	0.97	2,772,117	2.87%	0.00%	(14.17)%
2021	1,368,246	1.13	1,548,217	2.00%	0.00%	(1.12)%
2020	441,735	1.14	505,492	2.23%	0.00%	8.81%
2019 (a)	181,826	1.05	191,222	2.22%	0.00%	5.16%
Putnam VT Intl Eq Cl IA
2023	582,822	1.36	795,554	0.26%	0.00%	18.86%
2022	447,757	1.15	514,181	1.31%	0.00%	(14.58)%
2021	113,329	1.34	152,357	1.08%	0.00%	9.09%
2020	43,197	1.23	53,233	1.49%	0.00%	12.35%
2019 (a)	18,470	1.10	20,259	0.00%	0.00%	10.25%
Putnam VT Intl Val Cl IA
2023	1,170,147	1.13	1,326,707	1.47%	0.00%	19.08%
2022	835,098	0.95	795,056	1.78%	0.00%	(6.69)%
2021 (c)	374,530	1.02	382,160	0.00%	0.00%	2.04%
Putnam VT Lg Cap Growth Cl IA
2023	3,167,586	1.92	6,096,086	0.00%	0.00%	44.88%
2022	2,900,124	1.33	3,852,261	0.00%	0.00%	(30.36)%
2021	1,206,648	1.91	2,301,659	0.00%	0.00%	23.00%
2020	486,110	1.55	753,853	0.20%	0.00%	39.09%
2019 (a)	230,656	1.11	257,176	0.00%	0.00%	12.37%
Putnam VT Lg Cap Val Cl IA
2023	3,149,261	1.70	5,359,509	1.64%	0.00%	15.92%
2022	1,459,760	1.47	2,143,089	1.30%	0.00%	(2.87)%
2021	441,578	1.51	667,427	1.13%	0.00%	27.62%
2020	142,484	1.18	168,752	1.67%	0.00%	6.06%
2019 (a)	23,414	1.12	26,147	0.00%	0.00%	12.46%
SFT Bal Stabilization
2023	17,461,653	1.83 to 1.85	31,924,227	0.00%	(0.07)%	15.55%
2022	16,695,846	1.58 to 1.60	26,412,211	0.00%	(0.07)%	(12.56)%
2021	16,213,111	1.81 to 1.83	29,333,250	0.00%	(0.07)%	13.56%
2020	15,503,222	1.59 to 1.61	24,699,324	0.00%	(0.13)%	10.86%
2019	14,803,274	1.44 to 1.46	21,272,697	0.00%	(0.25)%	21.11%
SFT Core Bond Cl 1
2023	6,969,726	1.16 to 1.60	9,247,363	0.00%	(0.02)%	6.01%
2022	5,715,291	1.09 to 1.51	7,279,365	0.00%	(0.02)%	(13.92)%
2021	5,156,658	1.27 to 1.75	7,722,940	0.00%	(0.02)%	(0.26)%
2020	3,539,229	1.27 to 1.75	5,500,035	0.00%	(0.03)%	7.19%
2019	3,455,828	1.18 to 1.64	5,031,827	0.00%	(0.05)%	9.23%

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
SFT Delaware Ivy Growth
2023	2,764,264	$3.22 to 3.30	$9,046,701	0.00%	(0.12)%	38.12%
2022	2,517,637	2.33 to 2.39	5,962,316	0.00%	(0.12)%	(27.07)%
2021	1,788,208	3.20 to 3.28	5,825,787	0.00%	(0.12)%	30.49%
2020	1,550,493	2.45 to 2.51	3,871,060	0.00%	(0.23)%	31.09%
2019	1,131,769	1.87 to 1.92	2,153,332	0.00%	(0.45)%	37.10%
SFT Delaware Ivy Small Cap Growth
2023	3,203,709	1.99 to 2.05	6,503,942	0.00%	(0.12)%	12.92%
2022	2,639,722	1.76 to 1.82	4,745,807	0.00%	(0.12)%	(26.79)%
2021	2,006,466	2.41 to 2.49	4,934,291	0.00%	(0.12)%	4.74%
2020	1,367,407	2.30 to 2.37	3,224,086	0.00%	(0.23)%	36.67%
2019	977,917	1.68 to 1.74	1,686,254	0.00%	(0.45)%	24.22%
SFT Eq Stabilization
2023	12,189,149	1.37 to 1.41	17,198,311	0.00%	(0.07)%	7.90%
2022	11,371,791	1.27 to 1.31	14,870,372	0.00%	(0.07)%	(9.64)%
2021	10,537,037	1.41 to 1.45	15,249,329	0.00%	(0.07)%	12.28%
2020	9,418,682	1.26 to 1.29	12,139,049	0.00%	(0.13)%	(5.19)%
2019	8,302,330	1.32 to 1.36	11,287,859	0.00%	(0.25)%	16.97%
SFT Govt Money Market
2023	1,170,881	1.07	1,258,032	4.26%	(0.07)%	4.54%
2022	431,133	1.03	443,072	0.35%	(0.07)%	1.19%
2021	8,435,458	1.02	8,568,751	0.00%	(0.07)%	0.09%
2020	35,128	1.01	35,648	0.17%	(0.13)%	0.38%
2019 (a)	23,457	1.01	23,715	0.76%	(0.25)%	1.09%
SFT Index 400 MC Cl 1
2023	13,377,726	2.02 to 4.28	35,871,322	0.00%	(0.02)%	16.01%
2022	11,747,100	1.74 to 3.69	28,375,878	0.00%	(0.02)%	(13.36)%
2021	8,266,747	2.01 to 4.25	25,323,072	0.00%	(0.02)%	24.33%
2020	6,034,304	1.62 to 3.42	15,834,129	0.00%	(0.03)%	13.39%
2019	5,141,154	1.43 to 3.02	12,085,390	0.00%	(0.05)%	25.89%
SFT Index 500 Cl 1
2023	41,602,136	2.60 to 4.79	143,491,120	0.00%	(0.03)%	26.06%
2022	30,764,715	2.06 to 3.80	87,429,781	0.00%	(0.03)%	(18.25)%
2021	21,134,673	2.52 to 4.65	77,729,611	0.00%	(0.03)%	28.39%
2020	16,048,761	1.96 to 3.62	48,099,792	0.00%	(0.05)%	18.28%
2019	13,518,913	1.66 to 3.06	34,914,000	0.00%	(0.10)%	31.33%
SFT Real Estate Cl 1
2023	7,294,157	1.60 to 2.96	14,753,939	0.00%	(0.03)%	12.26%
2022	6,026,660	1.43 to 2.64	11,182,610	0.00%	(0.03)%	(26.07)%
2021	4,999,079	1.93 to 3.57	13,162,040	0.00%	(0.03)%	44.46%
2020	3,245,359	1.34 to 2.47	6,432,864	0.00%	(0.05)%	(2.52)%
2019	2,801,049	1.37 to 2.54	5,827,812	0.00%	(0.10)%	24.99%
SFT T. Rowe Price Value
2023	5,805,051	2.03 to 2.07	11,886,136	0.00%	(0.12)%	11.88%
2022	4,538,651	1.81 to 1.85	8,307,945	0.00%	(0.12)%	(11.56)%
2021	2,927,175	2.05 to 2.10	6,072,678	0.00%	(0.12)%	29.63%
2020	2,071,636	1.58 to 1.62	3,318,634	0.00%	(0.23)%	10.40%
2019	1,560,586	1.43 to 1.46	2,266,989	0.00%	(0.45)%	26.42%

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
SFT Wellington Core Equity Cl 1
2023	2,233,809	$2.31 to 2.37	$5,182,405	0.00%	(0.06)%	21.10%
2022	1,822,931	1.91 to 1.96	3,492,591	0.00%	(0.06)%	(19.21)%
2021	960,948	2.36 to 2.42	2,285,214	0.00%	(0.06)%	24.28%
2020	552,834	1.90 to 1.95	1,060,459	0.00%	(0.12)%	18.44%
2019	397,187	1.60 to 1.65	644,194	0.00%	(0.22)%	34.33%
T. Rowe Price Health Science II Cl
2023	816,770	1.07	876,887	0.00%	0.00%	2.69%
2022 (e)	177,459	1.05	185,540	0.00%	0.00%	4.55%
TOPS Mgd Risk Flex ETF
2023	10,183,691	1.28 to 1.29	13,065,258	1.72%	(0.07)%	9.35%
2022	9,697,382	1.17 to 1.18	11,376,785	1.39%	(0.07)%	(12.06)%
2021	8,783,046	1.33 to 1.35	11,716,309	0.85%	(0.07)%	8.89%
2020	8,185,814	1.22 to 1.24	10,027,771	1.85%	(0.13)%	5.33%
2019	7,582,832	1.16 to 1.17	8,819,279	1.71%	(0.25)%	14.86%
TOPS Target Range Cl S
2023	292,046	1.03	300,739	0.78%	0.00%	12.63%
2022 (e)	645,328	0.91	590,025	0.00%	0.00%	(8.57)%
Vanguard VIF Balanced
2023	9,049,524	3.31	29,942,134	1.94%	0.00%	14.33%
2022	7,357,997	2.89	21,294,081	1.85%	0.00%	(14.30)%
2021	6,164,037	3.38	20,816,016	1.68%	0.00%	19.02%
2020	4,619,194	2.84	13,106,712	2.58%	0.00%	10.68%
2019	3,888,675	2.56	9,969,212	2.56%	0.00%	22.48%
Vanguard VIF Capital Growth
2023	5,540,743	5.99	33,171,171	1.01%	0.00%	27.98%
2022	5,047,855	4.68	23,615,615	0.83%	0.00%	(15.49)%
2021	4,127,363	5.54	22,847,132	0.86%	0.00%	21.54%
2020	2,984,051	4.55	13,590,666	1.39%	0.00%	17.47%
2019	2,507,341	3.88	9,720,959	1.07%	0.00%	26.50%
Vanguard VIF Diversified Value
2023	5,837,222	3.65	21,314,427	1.31%	0.00%	20.13%
2022	4,747,022	3.04	14,429,547	0.98%	0.00%	(11.49)%
2021	3,173,944	3.43	10,900,124	0.94%	0.00%	30.47%
2020	1,928,872	2.63	5,077,394	2.42%	0.00%	11.78%
2019	1,282,093	2.35	3,019,227	2.66%	0.00%	25.70%
Vanguard VIF Equity Income
2023	5,908,952	4.05	23,926,374	2.50%	0.00%	8.10%
2022	4,831,459	3.75	18,098,113	2.41%	0.00%	(0.66)%
2021	4,169,716	3.77	15,723,396	1.84%	0.00%	25.33%
2020	3,510,023	3.01	10,561,014	2.61%	0.00%	3.25%
2019	2,995,546	2.91	8,729,447	2.37%	0.00%	24.43%
Vanguard VIF High Yield Bond
2023	3,169,750	2.42	7,680,145	4.64%	0.00%	11.67%
2022	2,424,767	2.17	5,261,298	4.57%	0.00%	(9.36)%
2021	1,717,097	2.39	4,110,643	3.70%	0.00%	3.68%
2020	1,183,628	2.31	2,732,995	5.34%	0.00%	5.67%
2019	1,089,399	2.19	2,380,403	5.62%	0.00%	15.67%

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Vanguard VIF International
2023	14,365,663	$2.17 to 2.58	$35,009,941	1.46%	0.00%	14.65%
2022	12,525,599	1.89 to 2.25	26,663,542	1.26%	0.00%	(30.12)%
2021	9,073,579	2.71 to 3.22	27,627,884	0.25%	0.00%	(1.54)%
2020	6,854,085	2.75 to 3.27	21,045,048	1.18%	0.00%	57.58%
2019	6,635,647	1.75 to 2.08	12,960,498	1.34%	0.00%	31.22%
Vanguard VIF Money Market
2023	594,817	1.18	700,988	5.07%	0.00%	5.04%
2022	131,620	1.12	147,692	1.40%	0.00%	1.53%
2021	163,016	1.10	180,152	0.01%	0.00%	0.01%
2020	116,449	1.10	128,677	0.73%	0.00%	0.51%
2019	286,369	1.10	314,791	2.32%	0.00%	2.26%
Vanguard VIF Short-Term Inv-Gr
2023	2,995,877	1.48	4,440,616	1.95%	0.00%	6.16%
2022	1,950,088	1.40	2,722,805	1.40%	0.00%	(5.72)%
2021	1,340,368	1.48	1,985,072	1.75%	0.00%	(0.45)%
2020	880,132	1.49	1,309,397	2.56%	0.00%	5.50%
2019	633,035	1.41	892,732	2.53%	0.00%	5.69%
Vanguard VIF Small Co Growth
2023	10,929,889	1.93 to 4.58	30,154,678	0.39%	0.00%	19.65%
2022	9,859,869	1.61 to 3.83	23,658,267	0.25%	0.00%	(25.35)%
2021	6,828,416	2.16 to 5.13	24,301,622	0.34%	0.00%	14.22%
2020	4,926,398	1.89 to 4.49	17,145,814	0.62%	0.00%	23.18%
2019	4,321,106	1.54 to 3.65	12,513,809	0.48%	0.00%	28.11%
Vanguard VIF Total Bond Market
2023	8,930,338	1.51	13,508,945	1.96%	0.00%	5.58%
2022	6,902,807	1.43	9,890,276	1.83%	0.00%	(13.21)%
2021	4,697,537	1.65	7,755,340	1.79%	0.00%	(1.72)%
2020	3,208,638	1.68	5,389,804	2.27%	0.00%	7.58%
2019	2,246,166	1.56	3,507,174	2.41%	0.00%	8.67%
Vanguard VIF Total Stock Market
2023	11,427,810	4.68	53,508,434	1.01%	0.00%	25.95%
2022	7,981,639	3.72	29,672,296	1.15%	0.00%	(19.59)%
2021	5,022,789	4.62	23,222,161	1.02%	0.00%	25.64%
2020	3,203,316	3.68	11,787,964	1.52%	0.00%	20.55%
2019	2,539,747	3.05	7,752,582	1.49%	0.00%	30.75%

*  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of expenses assessed by the underlying fund, divided by the average net assets. These ratios exclude unit value credits that result in a direct increase in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the Sub-Account does not record investment income. For periods less than one year, the ratios have been annualized.

**  This ratio represents the applicable unit value credits. The ratios that include a unit value credit result in a direct increase in the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

***  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. Some individual policy total returns may differ from the stated return due to new products that launched during the period.

(Continued)

Minnesota Life Individual Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

(a)  For the period from May 1, 2019 through December 31, 2019.

(b)  For the period from September 29, 2023 through December 31, 2023.

(c)  For the period from May 1, 2021 through December 31, 2021.

(d)  For the period from February 1, 2022 through December 31, 2022.

(e)  For the period from April 29, 2022 through December 31, 2022.

(8)  Subsequent Events

Management has evaluated subsequent events through March 22, 2024, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

MINNESOTA LIFE INSURANCE COMPANY

Statutory Financial Statements
and Financial Statement Schedules

December 31, 2023

KPMG LLP

4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

Independent Auditors’ Report

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

Opinions

We have audited the financial statements of Minnesota Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023 in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

2

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental investment risks interrogatories, the summary investment schedule and the schedule of supplemental reinsurance risks interrogatories is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota Department of Commerce. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Minneapolis, Minnesota
March 29, 2024

3

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
December 31, 2023 and 2022
(in thousands)

	2023	2022
Admitted Assets
Bonds	$20,806,504	$20,461,058
Common stocks	348,981	436,196
Mortgage loans, net	5,558,251	5,263,733
Derivative instruments	955,319	428,576
Other invested assets	1,777,598	1,735,068
Policy loans	897,870	579,702
Investments in affiliated companies	513,456	480,695
Cash, cash equivalents and short-term investments	514,774	197,858
Total invested assets	31,372,753	29,582,886

Premiums deferred and uncollected	133,510	157,482
Current income tax recoverable	—	27,942
Deferred income taxes	70,870	39,644
Other assets	599,963	606,493
Total assets, excluding separate accounts	32,177,096	30,414,447
Separate account assets	30,067,358	28,096,933
Total assets	$62,244,454	$58,511,380

Liabilities and Capital and Surplus

Liabilities:
Policy reserves:
Life insurance	$14,767,418	$13,993,055
Annuities and other fund deposits	10,172,835	9,583,866
Accident and health	207,123	197,631
Policy claims in process of settlement	462,694	422,816
Dividends payable to policyholders	2,603	2,513
Other policy liabilities	1,616,019	1,790,437
Asset valuation reserve	439,072	336,158
Current income tax liability	10,029	—
Accrued commissions and expenses	154,182	169,754
Other liabilities	1,071,228	654,850
Total liabilities, excluding separate accounts	28,903,203	27,151,080

Separate account liabilities	30,065,291	28,075,371
Total liabilities	58,968,494	55,226,451

Capital and surplus:
Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding	5,000	5,000
Additional paid in capital	566,540	316,540
Surplus notes	118,000	118,000
Unassigned surplus	2,586,420	2,845,389
Total capital and surplus	3,275,960	3,284,929
Total liabilities and capital and surplus	$62,244,454	$58,511,380

See accompanying notes to statutory financial statements.

4

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Operations and Capital and Surplus
Years ended December 31, 2023, 2022 and 2021
(in thousands)

	2023	2022	2021
Statements of Operations
Revenues:
Premiums	$2,875,862	$1,458,181	$3,144,905
Annuity considerations	1,459,890	2,566,368	4,601,663
Net investment income	1,045,350	1,038,635	1,099,963
Investment management, administration and contract guarantee fees	136,842	212,450	303,673
Other income	395,477	692,530	129,974
Change in modified coinsurance on separate accounts	1,891,277	19,482,324	—
Total revenues	7,804,698	25,450,488	9,280,178

Benefits and expenses:
Policyholder benefits	4,208,208	5,378,173	5,939,507
Increase (decrease) in policy reserves	1,405,294	(1,964,368)	2,725,664
General insurance expenses and taxes	573,165	995,612	442,398
Salaries and wages	260,823	305,843	256,819
Group service and administration fees	78,974	70,864	69,140
Commissions	558,149	587,244	548,767
Separate account transfers, net	(989,703)	368,960	(115,791)
Change in modified coinsurance on separate accounts	1,891,277	19,482,324	—
Total benefits and expenses	7,986,187	25,224,652	9,866,504
Gain (loss) from operations before dividends, federal income taxes and net realized capital gains (losses)	(181,489)	225,836	(586,326)
Dividends to policyholders	2,869	(18,467)	32,106
Gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses)	(184,358)	244,303	(618,432)
Federal income tax expense (benefit)	(85,731)	93,024	(140,253)
Gain (loss) from operations before net realized capital gains (losses)	(98,627)	151,279	(478,179)
Net realized capital gains (losses), net of transfers to interest maintenance reserve and federal income taxes	(74,400)	(247,142)	453,114
Net loss	$(173,027)	$(95,863)	$(25,065)

Statements of Capital and Surplus

Capital and surplus, beginning of year	$3,284,929	$3,402,930	$3,348,592
Net loss	(173,027)	(95,863)	(25,065)
Net change in unrealized capital gains and losses	192,208	(365,743)	51,257
Net change in deferred income tax	97,926	(138,260)	(9,946)
Change in asset valuation reserve	(102,914)	115,435	(72,884)
Net change in separate account surplus	672	(3,168)	226
Dividends to stockholder	(104,993)	(4,998)	(8,402)
Change in unauthorized reinsurance	(249)	(173)	5,667
Change in non-admitted assets	(23,029)	(14,529)	(21,746)
Change in reserves due to change in valuation basis	8,470	—	33,306
Capital contribution	250,000	—	100,000
Other, net	(154,033)	389,298	1,925
Capital and surplus, end of year	$3,275,960	$3,284,929	$3,402,930

See accompanying notes to statutory financial statements.

5

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2023, 2022 and 2021
(in thousands)

	2023	2022	2021
Cash Flow from Operating Activities
Revenues:
Premiums and annuity considerations	$4,985,330	$7,914,960	$8,333,980
Net investment income	1,060,381	1,071,877	1,120,933
Total receipts	6,045,711	8,986,837	9,454,913

Benefits and expenses paid:
Policyholder benefits	4,538,522	5,441,727	6,246,240
Dividends to policyholders	2,090	13,111	35,479
Commissions and expenses	1,334,951	1,442,904	1,270,489
Separate account transfer, net	(1,169,405)	339,145	(136,453)
Federal income taxes	(110,566)	(73,846)	(23,004)
Total payments	4,595,592	7,163,041	7,392,751
Cash provided from operations	1,450,119	1,823,796	2,062,162

Cash Flow from Investing Activities

Proceeds from investments sold, matured or repaid:
Bonds	1,775,093	3,153,097	3,572,721
Common stocks	194,978	306,975	259,901
Mortgage loans	426,417	623,724	831,081
Derivative instruments	296,299	(106,138)	694,516
Other invested assets	100,430	145,115	237,885
Separate account redemptions	8,218	172	3,621
	2,801,435	4,122,945	5,599,725
Cost of investments acquired:
Bonds	2,163,438	3,976,616	5,979,215
Common stocks	143,359	270,652	218,916
Mortgage loans	724,650	1,089,480	1,038,038
Derivative instruments	361,963	376,423	337,393
Other invested assets	152,449	185,319	275,540
Separate account investments	(11,950)	(1,044)	2,285
Securities in transit, net	83,340	105,004	(220,043)
Other provided, net	320,156	154,665	42,979
	3,937,405	6,157,115	7,674,323
Cash applied to investing	(1,135,970)	(2,034,170)	(2,074,598)

Cash Flow from Financing and Miscellaneous Activities

Borrowed money, net	(120,000)	—	25,000
Net deposits on deposit-type contract funds	(109,763)	111,156	18,822
Dividend paid to stockholder	(100,000)	—	—
Capital contribution	250,000	—	100,000
Other cash provided (applied)	82,530	(38,354)	(26,275)
Cash provided by financing	2,767	72,802	117,547

Reconciliation of Cash, Cash Equivalents and Short-term Investments

Net change in cash, cash equivalents and short-term investments	316,916	(137,572)	105,111
Beginning of the year	197,858	335,430	230,319
End of the year	$514,774	$197,858	$335,430

See accompanying notes to statutory financial statements.

6

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements
December 31, 2023, 2022 and 2021
(in thousands)

(1)   Nature of Operations

Organization and Description of Business

Minnesota Life Insurance Company (the Company), a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG), both directly and through its subsidiaries and controlled affiliates, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

The Company, which operates in the United States, generally offers the following types of products:

●	Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.
●	Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
●	Group life insurance and voluntary products to private and public employers.
●	Retirement options to employers and investment firms through affiliated and independent channel partners as well as direct relationships.
●	Life insurance protection through banks, credit unions, and finance companies.

During 2022, the Company entered into reinsurance agreements to reinsure certain closed blocks of individual life and individual annuity products and certain non-affiliated group annuity contracts. Refer to note 14 Reinsurance for additional discussion.

(2)   Summary of Significant Accounting Policies

The accompanying statutory financial statements of Minnesota Life Insurance Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has one material statutory accounting practice that differs from those of the state of Minnesota or the NAIC accounting practices. Certain prior year balances have been reclassified to conform to current year presentation. See note 13 Capital and Surplus and Dividends for discussion of statutory dividend limitations. These practices differ from U.S. generally accepted accounting principles (GAAP).

The more significant differences, of which the aggregate effects are material are as follows:

●	Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

●	Certain assets are designated as "non-admitted" and changes in such amounts are charged directly to unassigned surplus.

●	Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.

(Continued)

7

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)   Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

●	The Company is required to establish an asset valuation reserve (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus unless the Company adopts certain limited-time exception to admit net negative IMR. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a GAAP basis.

●	Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through earnings, or available-for-sale securities, which are reported at fair value through equity.

●	Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. GAAP requires common stocks and preferred stocks to be reported at fair value through earnings.

●	Bonds that have been assigned the NAIC Category 6 designation are carried at the appropriate NAIC carrying value of fair value or cost. There are no such requirements on a GAAP basis.

●	A valuation allowance is established for mortgage loans when it is probable that the Company will not be able to collect the amounts due under the contractual terms of the loan. Under GAAP, an allowance for credit losses for mortgage loans represents the Company’s best estimate of expected credit losses over the remaining life of the loans.

●	Undistributed income and capital gains and losses for limited partnership alternative investments are reported in capital and surplus as unrealized gains and losses until realized. Under GAAP, specialized accounting treatment for investment companies requires unrealized gains and losses on these alternative investments to be included in earnings.

●	Investments in subsidiaries are carried at the audited net equity values as prescribed by the NAIC. Changes in equity values related to earnings are reflected in surplus, and other equity changes are reflected in surplus as charges or credits to unrealized gains and losses. GAAP requires subsidiaries and certain variable interest entities to be consolidated.

●	Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus. Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.

●	In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

●	Goodwill is admitted subject to a 10% limitation on surplus and amortized over the useful life of the goodwill, not to exceed 10 years. Under GAAP, goodwill, which is considered to have an indefinite useful life, is tested using either a qualitative or quantitative approach for impairment and a loss is recorded, when appropriate.

●	Surplus notes are classified as capital and surplus. Under GAAP, surplus notes are classified as liabilities.

●	Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.

●	Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.

(Continued)

8

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)   Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

●	Reinsurance agreements that have any insurance risk are accounted for as reinsurance, whereas under GAAP only reinsurance agreements that have significant insurance risk are accounted for as reinsurance otherwise they are accounted for using a deposit method.

●	The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.

●	Nontraditional life products include individual adjustable life, universal life and variable life insurance and group universal and variable life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.

●	The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.

●	Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.

●	The calculation of reserves and transfers in the Separate Account Statement requires the use of a Commissioners’ Annuity Reserve Valuation Method (CARVM) allowance on annuities and a Commissioners’ Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.

●	Derivative instruments are recorded at fair value or amortized cost. Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.

●	A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.

●	Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.

●	The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

●	Separate account assets and liabilities include certain market value adjusted fixed annuity and investment options on variable annuities. Notwithstanding the market value adjustment feature, the investment performance of the separate account assets is not being passed to the contractholder, and therefore, on a GAAP basis the contract is not reported in the separate account. Rather, the components of the spread on a book value basis are recorded in interest income and interest credited and realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. For GAAP, the contract liability is included in policy and contract balances and the assets are recorded within invested assets.

(Continued)

9

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)   Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

●	The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder a return of no less than one of the following upon a qualifying event: (a) total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee and fixed indexed annuities withf a guaranteed income in excess of account value. Statutory reserving methodologies consistent with other policy reserves and state requirements are established connected to these guarantees. GAAP requires the calculation of an additional liability related to these guarantees, specifically where product features produce an earnings pattern of profits followed by losses. Certain guarantees are considered embedded derivatives for GAAP. A separate reserve or an embedded derivative related to these guarantees is not required in statutory reporting.

●	The Company also issues certain fixed indexed annuity and indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract. Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.

●	GAAP requires that sales inducements be deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. A separate asset related to sales inducements is not allowed under statutory reporting.

The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

New Accounting Pronouncements

In March 2023, the NAIC adopted revisions to Statements of Statutory Accounting Principles (SSAP) 34, Investment Income Due and Accrued, to provide new disclosures of due and accrued investment income and cumulative paid-in-kind interest. The disclosure requirements are effective for 2023 reporting and are included in note 5 Investments.

Permitted Practice

The Company has received a permitted practice from the Minnesota Department of Commerce to use a modified 1959 Accidental Death Benefit table, and the net effect is immaterial for reporting purposes.

The Company has been granted a permitted accounting practice, effective January 1, 2023, from the Minnesota Department of Commerce to reflect changes in discretionary liabilities held on certain indexed universal life policies through surplus in Other, net in statutory statements of operations and capital and surplus instead of through net income as would be required under NAIC SAP. This permitted practice resulted in a pre-tax increase to net income of $189,000 for the period ended December 31, 2023 and had no impact on the Company’s surplus or risk-based capital.

Revenues and Expenses

Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder. Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

(Continued)

10

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)   Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income

Bonds and stocks are valued as prescribed by the NAIC. Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any other-than-temporary impairment (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value. The Securities Valuation Office identified bond exchange-traded funds are reported at fair value.

Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $14,856 and $20,984 at December 31, 2023 and 2022, respectively, which were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company’s loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC fair value. The Company uses a third-party pricing service in assisting the Company’s determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Security Valuation Office (SVO) identified funds, which consist of exchange traded funds (ETF) that qualify for bond treatment, are carried at fair value.

Common stocks are carried at fair value except for investments in stocks of subsidiaries and affiliates in which the Company has an interest of 10% or more, which are carried on an equity basis.

The Company recognizes interest income as earned and recognizes dividend income on unaffiliated common stocks upon declaration of the dividend. Investment income is reported net of related investment expenses. For the years ended December 31, 2023, 2022 and 2021, bond net investment income (loss) included ($4,011), ($266) and $75,999 of prepayment penalties and acceleration fees, respectively, generated as a result of 18, 55 and 133 CUSIPs, respectively, sold, redeemed, tendered or otherwise disposed as a result of a callable feature.

Perpetual preferred stocks are reported at the lower of fair value or the currently effective call price for the stock. Redeemable preferred stocks continue to be carried at cost less any OTTI. All preferred stock is classified as other invested assets on the statutory statements of admitted assets, liabilities, and capital and surplus.

Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 4.55% to 6.55% during 2023. In 2023, the maximum percentage of any one loan to the value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 65%.

The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on impaired loans is recorded as income when collected.

(Continued)

11

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)   Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income (Continued)

Alternative investments include limited partnership investments in private equity funds and mezzanine debt funds. These investments are in included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus at the amount invested using the equity method of accounting. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Income distributed from these alternative investments is included in net investment income or net realized capital gains (losses) on the statutory statements of operations based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company’s ownership share, as unrealized capital gains or losses on the statutory statements of operations and capital and surplus. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statutory statements of operations. Depreciation is computed principally on a straight-line basis.

The Company’s investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Surplus note investments with a NAIC designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus note investments with a NAIC designation equivalent of NAIC 3 through 6 are reported at the lessor of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note’s carrying value and the fair value and is reported in earnings.

Policy loans are carried at the outstanding loan balance which includes any interest over 90 days past due. Loan balances unsecured by the cash surrender value of the policy and accelerated payment benefits are non-admitted assets which totaled $3,270 and $5,425 as of December 31, 2023 and 2022, respectively.

Investments in subsidiary companies are accounted for using the equity method and are carried as investments in affiliated companies or as other invested assets, in the case of limited liability companies, in the statutory statements of admitted assets, liabilities and capital and surplus. The Company records changes in its equity in its subsidiaries as credits or charges to capital and surplus. Insurance subsidiaries are recorded using statutory accounting principles. Non-insurance subsidiaries not engaged in prescribed insurance activities are recorded using audited GAAP results. Investments in limited liability subsidiaries included in other invested assets totaled $188,785 and $203,732 at December 31, 2023 and 2022, respectively.

Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at fair value or amortized cost. Short-term investments at December 31, 2023 and 2022 totaled $9,721 and $60,910, respectively.

Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation insurance limit.

(Continued)

12

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)   Summary of Significant Accounting Policies (Continued)

Derivative Instruments

The Company uses a variety of derivatives, including swaps, swaptions, forwards, floors, caps, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company’s financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net realized capital gains (losses) on the statutory statements of operations.

Several life insurance and annuity products in the Company’s liability portfolio contain investment guarantees that create economic exposure to market and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, lifetime income guarantees on fixed indexed annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded and over-the-counter (OTC) options in its efforts to minimize the financial risk associated with these product guarantees.

Realized and Unrealized Capital Gains and Losses

Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income. Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

Under the Company’s accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security’s amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s original effective interest rate.

For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company’s intent to sell the security and current economic conditions.

For common stocks, an OTTI is recorded when the Company does not have the intent and ability to hold the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an OTTI has occurred, the entire difference between NAIC fair value and the common stock’s cost is charged to earnings. When assessing for OTTI the Company considers the length of time a stock has been in an unrealized loss position, the magnitude of the unrealized loss, and information on the investee’s current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.

(Continued)

13

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)   Summary of Significant Accounting Policies (Continued)

Realized and Unrealized Capital Gains and Losses (Continued)

The Company evaluates its alternative investments on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not be recovered, the cost of the investment is written down and an OTTI is recorded in net realized capital gains (losses) on the statutory statements of operations.

All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

The Company may, from time to time, sell invested assets subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statement of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company’s intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company’s liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statement of admitted assets, liabilities and capital and surplus dates for either December 31, 2023 or 2022.

The Company recognizes valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A non-performing loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amounted to $2,067 and $21,562 at December 31, 2023 and 2022, respectively.

Included within other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus are the allowances for CARVM and CRVM. As of December 31, 2023 and 2022, the CARVM and CRVM allowances were $(252,330) and $(252,347), respectively.

Software Capitalization

Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $97,691 and $69,538 as of December 31, 2023 and 2022, respectively, all of which is non-admitted, and amortized software expense of $22,437, $11,369 and $7,297 for the years ended December 31, 2023, 2022 and 2021, respectively.

(Continued)

14

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)   Summary of Significant Accounting Policies (Continued)

Non-admitted Assets

Certain assets, designated as "non-admitted assets" (principally deferred taxes that do not meet admissibility testing, investments in affiliated companies, furniture, equipment, computer software and certain receivables), amounting to $226,089 and $203,060 at December 31, 2023 and 2022, respectively, have been charged to capital and surplus.

Reinsurance

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums, and are included in other assets on the statutory statements of admitted assets, liabilities and capital and surplus. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Modified coinsurance receivables and payables on separate accounts are presented within separate account assets and liabilities on the statutory statements of admitted assets, liabilities and capital and surplus, and changes in these amounts are presented in changes in modified coinsurance on separate accounts in revenues and benefits and expenses in the statutory statement of operations and capital and surplus. Reinsurance gains arising from certain reinsurance agreements are deferred to capital and surplus and subsequently amortized into the statement of operations in the proportion to earnings on the underlying business reinsured.

Policy Reserves

Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards and guidelines. Policy reserves generally represent the net present value of future benefits less the present value of future net premiums.

Life insurance policy reserves are calculated primarily using the CRVM. The Company uses the principles-based reserving approach (PBR) prescribed by the NAIC Valuation Manual (VM-20) for new life insurance policies issued on or after January 1, 2020.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At December 31, 2023 and 2022, the amounts of surrender values in excess of reserves were $1,897,450 and $1,951,581, respectively.

For substandard policies, if a flat premium is charged, the reserve is one-half of the extra premium. For reserves determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2023 and 2022, the Company had $9,389,915 and $10,316,662, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation.

Fixed and fixed indexed annuity policy reserves are calculated using the CARVM. Variable annuity policy reserves are based on methods and assumptions specified in NAIC Valuation Manual (VM-21).

Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The Company’s liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

Other policy liabilities include premium deposit funds and experience rated refund balances for certain group life insurance contracts. Policy reserves on group annuity contracts purchased under a qualified retirement plan are equal to the account value.

During 2023, the Company recorded a change in valuation basis related to certain reserves on annuity products. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $8,470 and is reported in change in reserves due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of this adjustment is $596; of which $447 is included in net change in deferred taxes and $149 is included in federal income tax expense (benefit) on the statutory statements of operations and capital and surplus.

(Continued)

15

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)   Summary of Significant Accounting Policies (Continued)

Policy Reserves (Continued)

During 2023, the Company retrospectively adopted Actuarial Guideline XLIV (AG 44) related to valuation of certain group waiver reserves for disability claim onsets occurring on or after January 1, 2009.

During 2021, the Company recorded a change in valuation basis related to certain reserves on annuity products. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $33,306 and is reported in change in reserves due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of this adjustment is $3,860; of which $2,895 is included in net change in deferred taxes and $965 is included in Federal income tax expense (benefit) on the statutory statements of operations and capital and surplus.

Liability for Accident and Health Losses and Loss Adjustment Expenses

The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus.

Participating Business

Dividends on participating policies and other discretionary payments are declared by the Company’s Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Company’s Board of Directors and up to one year in advance of the payout dates. At December 31, 2023 and 2022, the total participating business in force was $2,072,580 and $1,797,979, respectively. As a percentage of total life insurance in force, participating business in force represented 0.2% at both December 31, 2023 and 2022.

For 2023, 2022 and 2021, direct premiums under individual and group life participating policies were $33,510, $34,611 and $36,680, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2023, 2022 and 2021 in the amount of $8,504, $8,510, and $8,617, respectively, to policyholders and did not allocate any additional income to such policyholders.

Federal Income Taxes

The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company’s ultimate parent. Entities included in the consolidated return include: Securian Holding Company, Robert Street Property Management, Inc., Securian Financial Group, Inc. (SFG), Securian Casualty Company, Securian Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Trust Company, Securian Asset Management, Inc. (Securian AM), Ochs Inc., Lowertown Capital, LLC, Empyrean Holding Company, Inc. and its subsidiaries and Minnesota Life Insurance Company and its subsidiaries. Empyrean Holding Company’s subsidiaries include Empyrean Benefits Solutions, Inc., Empyrean Insurance Services, Inc. and Spinnaker Holdings, LLC. Minnesota Life’s subsidiaries include Securian Life Insurance Company (Securian Life), Allied Solutions LLC (Allied), Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview Properties II, LLC, Marketview Properties III, LLC, Marketview Properties IV, LLC and Oakleaf Service Corporation.

The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

(Continued)

16

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

Federal Income Taxes (Continued)

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

Use of Estimates

The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statutory statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statutory statements of operations in the period in which they are made.

The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(3)	Risks

The Company’s financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company’s control or are subject to change. As such, actual results could differ from the estimates used in the financial statements and the value of the Company’s investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

●	Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.

●	Investment-related risks such as those related to valuation, impairment, and concentration.

●	Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.

●	Catastrophic and pandemic event-related risks that may impact policyholder behavior and claims experience, volatility in financial markets and economic activity, and operations.

●	Acquisition, disposition, or other structural change related risks.

●	Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(Continued)

17

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4) Fair Value of Financial Instruments

Financial Assets and Financial Liabilities Reported at Fair Value

The fair value of the Company’s financial assets and financial liabilities has been determined using available market information as of December 31, 2023 and 2022.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities.

Level 3 – Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the assets or liabilities.

The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

The following table summarizes the Company’s financial assets and financial liabilities carried at fair value as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
Common stocks	$327,852	$—	$11,129	$338,981
Preferred stocks	7,244	22,585	—	29,829
Derivative instruments	90	955,229	—	955,319
Cash equivalents	92,733	—	—	92,733
Separate account assets	5,559,443	24,506,034	1,881	30,067,358
Total financial assets	$5,987,362	$25,483,848	$13,010	$31,484,220

Derivative instruments (1)	$52	$527,241	$—	$527,293
Total financial liabilities	$52	$527,241	$—	$527,293

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

(Continued)

18

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table summarizes the Company’s financial assets and financial liabilities carried at fair value as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Common stocks	$409,807	$—	$11,589	$421,396
Preferred stocks	6,435	22,182	—	28,617
Derivative instruments	—	428,576	—	428,576
Cash equivalents	111,478	—	—	111,478
Separate account assets	5,418,114	22,671,607	7,212	28,096,933
Total financial assets	$5,945,834	$23,122,365	$18,801	$29,087,000

Derivative instruments (1)	$—	$302,349	$—	$302,349
Total financial liabilities	$—	$302,349	$—	$302,349

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

Common and preferred stocks

The Company’s common and preferred stocks consist primarily of investments in investments in publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1. The fair values of stocks based on prices that have significant inputs that are observable in active markets for identical or similar assets are reflected in Level 2. The Company carried a small amount of non-exchange traded common stock classified within Level 3.

Derivative instruments

Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

The majority of the Company’s derivative positions are traded in the Over-the-Counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company’s valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Cash equivalents

Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1.

(Continued)

19

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows (Continued):

Separate account assets

Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available, and generally classify the security as Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2023:

		Total realized and unrealized gains (losses) included in:
	Balance at beginning of year	Net income (1)	Surplus	Purchases, sales and settlements, net (3)	Transfers in to Level 3 (2)	Transfers out of Level 3 (2)	Balance at end of year
Separate account assets	$7,212	$—	$(109)	$(5,222)	$—	$—	$1,881
Common stocks	11,589	—	(460)	—	—	—	11,129
Total financial assets	$18,801	$—	$(569)	$(5,222)	$—	$—	$13,010

(1)	The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

(2)	Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

(3)	The following table provides the bifurcation of the net purchases and sales.

The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2023:

	Purchases	Sales	Settlements	Purchases, sales and settlements, net
Separate account assets	$3,455	$(8,677)	$—	$(5,222)
Total financial assets	$3,455	$(8,677)	$—	$(5,222)

(Continued)

20

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2022:

		Total realized and unrealized gains (losses) included in:
	Balance at beginning of year	Net income(1)	Surplus	Purchases, sales and settlements, net (3)	Transfers in to Level 3 (2)	Transfers out of Level 3 (2)	Balance at end of year
Separate account assets	$27,616	$—	$(13,018)	$(7,386)	$—	$—	$7,212
Common stocks	—	—	1,369	10,220	—	—	11,589
Total financial assets	$27,616	$—	$(11,649)	$2,834	$—	$—	$18,801

(1)	The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

(2)	Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

(3)	The following table provides the bifurcation of the net purchases and sales.

The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2022:

	Purchases	Sales	Settlements	Purchases, sales and settlements, net
Separate account assets	$118	$(7,504)	$—	$(7,386)
Common stock	—	—	10,220	10,220
Total financial assets	$118	$(7,504)	$10,220	$2,834

At December 31, 2023 and 2022, the Company carried a small amount of Level 3 assets and liabilities which are comprised of separate account assets and common stocks. For separate account assets, the Company uses a discounted cash flow methodology that looks at yield/spread to U.S. Treasuries inputs to price the securities. For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the asset will decrease (increase). The common stock is comprised of non-exchange trade equity securities which the fair value is based on at least one or more significant unobservable inputs.

(Continued)

21

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2023:

	Aggregate fair value	Carrying value	Level 1	Level 2	Level 3	Not practicable carrying value
Bonds:
U.S. government securities	$186,272	$217,500	$186,272	$—	$—	$—
Agencies not backed by the full faith and credit of the U.S. government	351,025	358,239	—	351,025	—	—
Corporate securities	14,173,589	15,849,489	—	10,694,741	3,478,848	—
Asset-backed securities	1,056,651	1,092,709	—	1,012,187	44,464	—
Commercial mortgage-backed securities (CMBS)	1,778,341	1,960,570	—	1,778,341	—	—
Residential mortgage-backed securities (RMBS)	1,151,462	1,327,997	—	1,151,462	—	—
Total bonds	18,697,340	20,806,504	186,272	14,987,756	3,523,312	—
Common stock	338,981	348,981	327,852	—	11,129	10,000
Preferred stock	98,044	107,417	8,013	22,585	67,446	—
Mortgage loans	4,955,609	5,558,251	—	—	4,955,609	—
Derivative instruments	955,319	955,319	90	955,229	—	—
Policy loans	1,079,735	897,870	—	—	1,079,735	—
Short-term investments	9,756	9,721	—	9,756	—	—
Cash equivalents	546,703	546,664	546,703	—	—	—
Surplus notes	141,216	184,063	—	141,216	—	—
Separate account assets	30,067,358	30,067,358	5,559,443	24,506,034	1,881	—
Total financial assets	$56,890,061	$59,482,148	$6,628,373	$40,622,576	$9,639,112	$10,000

Deferred annuities	2,146,865	2,041,679	—	—	2,146,865	—
Supplementary contracts without life contingencies	180,530	180,530	—	—	180,530	—
Annuity certain contracts	131,113	139,357	—	—	131,113	—
Derivative liabilities	527,293	527,293	52	527,241	—	—
Separate account liabilities	25,779,300	25,779,300	5,559,443	20,217,976	1,881	—
Total financial liabilities	$28,765,101	$28,668,159	$5,559,495	$20,745,217	$2,460,389	$—

The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2023:

	Carrying value	Effective interest rate	Maturity date	Explanation for investments held at cost
Common stock	$10,000	N/A	N/A	Nonmarketable FHLB membership

(Continued)

22

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities (Continued)

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2022:

	Aggregate fair value	Carrying value	Level 1	Level 2	Level 3	Not practicable carrying value
Bonds:
U.S. government securities	$222,450	$258,509	$222,450	$—	$—	$—
Agencies not backed by the full faith and credit of the U.S. government	540,173	559,816	—	540,173	—	—
Foreign government securities	15,067	15,141	—	15,067	—	—
Corporate securities	13,014,449	15,385,793	—	10,071,400	2,943,049	—
Asset-backed securities	879,791	944,656	—	827,355	52,436	—
CMBS	1,668,165	1,892,419	—	1,668,165	—	—
RMBS	1,213,134	1,404,724	—	1,213,134	—	—
Total bonds	17,553,229	20,461,058	222,450	14,335,294	2,995,485	—
Common stock	421,396	436,196	409,807	—	11,589	14,800
Preferred stock	96,134	106,205	7,111	22,182	66,841	—
Mortgage loans	4,629,472	5,263,733	—	—	4,629,472	—
Derivative instruments:	428,576	428,576	—	428,576	—	—
Policy loans	610,759	579,702	—	—	610,759	—
Short-term investments	60,904	60,910	60,904	—	—	—
Cash equivalents	202,250	202,249	202,250	—	—	—
Surplus notes	135,856	184,334	—	135,856	—	—
Separate account assets	28,096,933	28,096,933	5,418,114	22,671,607	7,212	—
Total financial assets	$52,235,509	$55,819,896	$6,320,636	$37,593,515	$8,321,358	$14,800

Deferred annuities	$1,914,613	$1,902,341	$—	$—	$1,914,613	$—
Supplementary contracts without life contingencies	176,889	176,889	—	—	176,889	—
Annuity certain contracts	115,094	123,797	—	—	115,094	—
Borrowed money	120,049	120,000	—	—	120,049	—
Derivative liabilities	302,349	302,349	—	302,349	—	—
Separate account liabilities	24,471,838	24,471,838	5,418,114	19,046,512	7,212	—
Total financial liabilities	$27,100,832	$27,097,214	$5,418,114	$19,348,861	$2,333,857	$—

The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2022:

	Carrying value	Effective interest rate	Maturity date	Explanation for investments held at cost
Common stock	$14,800	N/A	N/A	Nonmarketable FHLB membership

(Continued)

23

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value

The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

Refer to note 2 Summary of Significant Accounting Policies and note 6 Derivative Instruments for additional fair value disclosures concerning bonds, cash equivalents, other invested assets and derivatives.

When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company’s primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the valuation inputs for instruments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing valuation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument’s valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

For instruments where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that instrument. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

Fair value of mortgage loans are based upon matrix pricing and discounted cash flows. Fair value of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

The fair value of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using CARVM calculation procedures and current market interest rates. The Company believes this is a reasonable approximation of fair value. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

The fair value of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

The carrying amount of short-term borrowed money approximates the fair value. The fair value of long-term borrowed money is estimated based on primarily the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

(Continued)

24

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value (Continued)

Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(5) Investments

Bonds and Stocks

The Company’s bond portfolio consists primarily of public and private corporate bonds, mortgage and other asset-backed bonds and U.S. government and agency obligations.

The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds. Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

The Company’s RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or “private label” issuers. The Company’s RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company’s portfolio consisted of $1,294,420 and $1,363,627 agency backed RMBS and $33,577 and $41,097 non-agency backed RMBS as of December 31, 2023 and 2022, respectively. The Company’s RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards.

The Company’s asset-backed securities portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

(Continued)

25

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5) Investments (Continued)

Bonds and Stocks (Continued)

The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

	Admitted	Gross unrealized	Gross unrealized	Fair
December 31, 2023	asset value	gains	losses	value
U.S. government securities	$217,500	$—	$31,228	$186,272
Agencies not backed by the full faith and credit of the U.S. government	358,239	1,620	8,834	351,025
Corporate securities	15,849,489	124,913	1,800,813	14,173,589
Asset-backed securities	1,092,709	4,678	40,736	1,056,651
CMBS	1,960,570	2,967	185,196	1,778,341
RMBS	1,327,997	1,215	177,750	1,151,462
Total	$20,806,504	$135,393	$2,244,557	$18,697,340

	Admitted	Gross unrealized	Gross unrealized	Fair
December 31, 2022	asset value	gains	losses	value
U.S. government securities	$258,509	$—	$36,059	$222,450
Agencies not backed by the full faith and credit of the U.S. government	559,816	1,630	21,273	540,173
Foreign government securities	15,141	—	74	15,067
Corporate securities	15,385,793	12,587	2,383,931	13,014,449
Asset-backed securities	944,656	404	65,269	879,791
CMBS	1,892,419	113	224,367	1,668,165
RMBS	1,404,724	930	192,520	1,213,134
Total	$20,461,058	$15,664	$2,923,493	$17,553,229

The admitted asset value and estimated fair value of bonds at December 31, 2023, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Admitted asset value	Fair value
Due in one year or less	$604,132	$595,432
Due after one year through five years	3,047,303	2,933,789
Due after five years through ten years	3,807,021	3,463,291
Due after ten years	8,966,772	7,718,374
	16,425,228	14,710,886
Asset-backed and mortgage-backed securities	4,381,276	3,986,454
Total	$20,806,504	$18,697,340

(Continued)

26

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5) Investments (Continued)

Bonds and Stocks (Continued)

The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

	December 31, 2023
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$3,185	$3,228	$43	1
Agencies not backed by the full faith and credit of the U.S. government	19,156	19,675	519	7
Corporate securities	578,660	586,231	7,571	86
Asset-backed securities	128,952	130,792	1,840	32
CMBS	116,314	117,634	1,320	18
RMBS	161,697	164,519	2,822	94

	December 31, 2023
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$183,087	$214,272	$31,185	44
Agencies not backed by the full faith and credit of the U.S. government	153,010	161,325	8,315	60
Corporate securities	11,309,021	13,102,263	1,793,242	1,616
Asset-backed securities	537,310	576,206	38,896	167
CMBS	1,405,617	1,589,493	183,876	110
RMBS	916,140	1,091,068	174,928	252

	December 31, 2022
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$134,747	$154,616	$19,869	38
Agencies not backed by the full faith and credit of the U.S. government	377,743	398,952	21,209	103
Foreign securities	15,067	15,141	74	1
Corporate securities	10,517,909	12,113,303	1,595,394	1,764
Asset-backed securities	516,271	554,225	37,954	141
CMBS	1,203,092	1,322,150	119,058	107
RMBS	634,273	691,578	57,305	282

	December 31, 2022
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$87,703	$103,893	$16,190	23
Agencies not backed by the full faith and credit of the U.S. government	185	249	64	1
Corporate securities	2,096,550	2,885,087	788,537	411
Asset-backed securities	295,828	323,143	27,315	109
CMBS	439,649	544,958	105,309	41
RMBS	545,953	681,168	135,215	78

(Continued)

27

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5) Investments (Continued)

Bonds and Stocks (Continued)

For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2023, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

The following paragraphs summarize the Company’s evaluation of investment categories where carrying value exceeds fair value as of December 31, 2023.

U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than at the securities’ respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily-impaired security is expected to be recovered.

Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

The Company’s CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company’s CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. As of December 31, 2023, 100.0% of CMBS securities that were in an unrealized loss position for twelve months or longer were investment grade securities (BBB or better).

The Company’s RMBS portfolio primarily consists of residential mortgages to prime borrowers. As of December 31, 2023, 97.5% of the RMBS portfolio was invested in agency pass-through securities. All RMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2023 were investment grade securities (BBB or better). Credit support for the RMBS holdings remains high.

As of December 31, 2023 and 2022, the Company had 4 5GI bonds with a carrying value of $9,199 and fair value of $8,808 and 4 5GI bonds with a carrying value of $6,682 and fair value of $6,692, respectively.

At December 31, 2023 and 2022, bonds with a carrying value of $8,080 and $8,366, respectively, were on deposit with various regulatory authorities as required by law.

The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company’s common stock portfolio totaled $348,981 and $436,196 as of December 31, 2023 and 2022, respectively.

(Continued)

28

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5) Investments (Continued)

Bonds and Stocks (Continued)

The Company had certain common stocks with a reported fair value lower than the cost of the investment as follows:

	Less than 12 months
	Fair value	Cost	Unrealized losses	Security count
December 31, 2023	$36,278	$40,213	$3,935	63
December 31, 2022	77,641	93,766	16,125	104

	12 months or greater
	Fair value	Cost	Unrealized losses	Security count
December 31, 2023	$29,810	$38,315	$8,505	25
December 31, 2022	4,560	6,704	2,144	17

Common stocks with unrealized losses at December 31, 2023 primarily represent highly diversified publicly traded common stocks that have positive outlooks for near-term future recovery.

The preferred stock portfolio is primarily made up of mandatory redeemable preferred stocks. The carrying value of the Company’s preferred stock portfolio totaled $107,417 and $106,205 as of December 31, 2023 and 2022, respectively.

The Company had certain preferred stocks with a reported fair value lower than the cost of the investment as follows:

	Less than 12 months
	Fair value	Cost	Unrealized losses	Security count
December 31, 2023	$8,988	$9,055	$67	4
December 31, 2022	94,418	108,188	13,770	31

	12 months or greater
	Fair value	Cost	Unrealized losses	Security count
December 31, 2023	$87,695	$99,471	$11,776	26
December 31, 2022	1,173	1,474	301	2

Preferred stocks with unrealized losses at December 31, 2023 primarily represent highly diversified preferred stocks that have positive outlooks for near-term future recovery.

Mortgage Loans

The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $5,558,251 and $5,263,733 at December 31, 2023 and 2022, respectively.

All of the Company’s commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

(Continued)

29

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5) Investments (Continued)

Mortgage Loans (Continued)

The Company participates in programs to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Securian AM services the assets for the third party. Certain portions of mortgage loans totaling $107,917 and $151,480 were sold during 2023 and 2022, respectively.

The following table shows the composition of the Company’s commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

	2023	2022
Industrial	$1,674,323	$1,479,324
Office buildings	844,131	860,376
Retail facilities	1,354,609	1,282,199
Apartment	1,450,291	1,380,188
Other	234,897	261,646
Total	$5,558,251	$5,263,733

If information is obtained on commercial mortgage loans that indicates a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan.

The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

	2023	2022	2021
Balance at beginning of year	$—	$—	$188
Increase (reduction) in allowance	3,714	—	(188)
Balance at end of year	$3,714	$—	$—

As of December 31, 2023 and 2022, the Company had no delinquent mortgage loans.

The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

For the years ended December 31, 2023, 2022 and 2021, the Company did not have any material troubled debt restructurings.

As of December 31, 2023 and 2022, there were no nonperforming loans.

(Continued)

30

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5) Investments (Continued)

Alternative Investments

Alternative investments primarily consist of private equity funds and mezzanine debt funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location – both domestic and international.

The Company’s composition of alternative investments by type were as follows:

	December 31, 2023		December 31, 2022
	Carrying value	Percent of total	Carrying value	Percent of total
Alternative investments:
Private equity funds	$784,874	69.2%	$789,016	71.3%
Mezzanine debt funds	349,489	30.8%	317,144	28.7%
Total alternative investments	$1,134,363	100.0%	$1,106,160	100.0%

Net investment income for the years ended December 31 was as follows:

	2023	2022	2021
Bonds	$749,815	$744,008	$816,927
Common stocks – unaffiliated	22,309	14,580	16,740
Mortgage loans	207,275	196,966	219,675
Policy loans	31,431	23,494	33,186
Short-term investments	10,912	2,596	53
Derivative instruments	442	—	13,239
Other invested assets	127,599	148,675	89,291
	1,149,783	1,130,319	1,189,111
Amortization of IMR	(5,395)	(3,969)	(1,425)
Investment expenses	(99,038)	(87,715)	(87,723)
Total	$1,045,350	$1,038,635	$1,099,963

Gross due and accrued interest was $219,435 as of December 31, 2023 and non-admitted due and accrued income from bonds in default or 90 days past due and non-admitted was $550 in 2023.

Cumulative paid-in-kind interest of $7,117 as of December 31, 2023, was included in current principal balance of bonds on the statutory statements of admitted assets, liabilities and capital and surplus. There is no deferred interest as of December 31, 2023.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) for the years ended December 31 were as follows:

	2023	2022	2021
Bonds	$(39,810)	$(109,627)	$4,150
Common stocks – unaffiliated	15,572	32,665	56,527
Foreign currency exchange	(439)	(520)	(172)
Derivative instruments	(82,626)	(449,928)	381,215
Other invested assets	40,894	42,818	108,642
	(66,409)	(484,592)	550,362
Amount transferred to (from) the IMR, net of taxes	13,662	87,118	(9,022)
Income tax benefit (expense)	(21,653)	150,332	(88,226)
Total	$(74,400)	$(247,142)	$453,114

(Continued)

31

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5) Investments (Continued)

Net Realized Capital Gains (Losses) (Continued)

Gross realized gains (losses), on sales of bonds and unaffiliated common stocks for the years ended December 31 were as follows:

	2023	2022	2021
Bonds:
Gross realized gains	$1,964	$57,153	$45,865
Gross realized losses	(19,482)	(150,921)	(32,400)
Common stocks:
Gross realized gains	$22,320	$48,701	$62,816
Gross realized losses	(6,748)	(16,036)	(6,289)

Proceeds from the sales of bonds amounted to $836,207, $1,704,029, and $1,910,096 for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company recognized the following wash sales on common stocks with a NAIC designation of 3 or below, or unrated for the years ended December 31:

	Number of	Carry value of	Cost of securities
	transactions	securities sold	repurchased	Gain / (Loss)
2023	—	$—	$—	$—
2022	—	—	—	—
2021	14	358	578	282

OTTI by asset type recognized in net realized capital gains (losses) for the years ended December 31 were as follows:

	2023	2022	2021
Bonds:
U.S. government securities	$—	$264	$1,581
Corporate securities	20,436	8,043	7,734
Asset-backed securities	—	913	—
CMBS	1,856	4,602	—
RMBS	—	2,037	—
Mortgage loans	—	—	267
Other invested assets	5,407	5,431	7,842
Total OTTI	$27,699	$21,290	$17,424

In relation to loan-backed and structured securities, the Company did not recognize any OTTI on the basis of the intent to sell during 2023, 2022 or 2021. In 2022, due to the transactions described in note 14 Reinsurance, the Company recognized $15,744 of intent to sell OTTI on March 31, 2022, $7,550 of which was related to loan-backed and structured securities, on investments identified to be transferred to the reinsurer upon closing. The Company did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2023, 2022 or 2021.

(Continued)

32

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5) Investments (Continued)

Net Unrealized Investment Gains (Losses)

Changes in unrealized capital gains (losses) for the years ended December 31 were as follows:

	2023	2022	2021
Bonds	$—	$(1,522)	$187
Common stocks – unaffiliated	1,765	(102,929)	55,221
Common stocks – affiliated	(17,239)	4,588	(33,517)
Other invested assets	(49,025)	44,570	244,521
Derivative instruments	321,637	(403,777)	(201,280)
Other	(5,633)	(13,159)	(2,947)
Deferred tax asset (liability)	(59,297)	106,486	(10,928)
Total	$192,208	$(365,743)	$51,257

Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

	2023	2022
Cost	$297,212	$386,192
Gross unrealized gains	64,209	68,272
Gross unrealized losses	(12,440)	(18,268)
Admitted asset value	$348,981	$436,196

(6) Derivative Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company’s financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company’s cash flows.

Freestanding derivatives are carried on the Company’s statutory statements of admitted assets, liabilities and capital and surplus within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

(Continued)

33

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(6) Derivative Instruments (Continued)

The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company’s derivative financial instruments held:

		December 31, 2023			December 31, 2022
			Fair value			Fair value
Primary
underlying
risk exposure	Instrument type	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
Interest rate	Interest rate
	futures	$342,532	$—	$—	$1,774,600	$—	$—
	forwards	692,000	6,724	21,739	692,000	—	77,963
Foreign	Foreign
currency	currency
	swaps	60,506	(510)	—	—	—	—
	forwards	—	—	—	197,597	—	12,867
Equity market	Equity market
	futures	799,185	—	—	680,049	—	—
	options	16,402,063	949,105	505,554	17,289,830	428,576	211,519
Total derivatives		$18,296,286	$955,319	$527,293	$20,634,076	$428,576	$302,349

The majority of the freestanding derivatives utilized by the Company are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

Interest rate forwards are used by the Company to economically hedge interest rate risks primarily associated with secondary guarantees on variable annuities. An interest rate forward is an agreement between two parties to exchange a future settlement based upon a predetermined notional amount and forward interest rate.

Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of bonds denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specific intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party.

Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

(Continued)

34

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(6)  Derivative Instruments (Continued)

Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives:

	2023
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate futures	$(84,107)	$—	$5,914
Interest rate forwards	—	—	62,949
Foreign currency swaps	—	442	(552)
Foreign currency forwards	(10,551)	—	12,867
Equity futures	13,876	—	(3,039)
Equity options	(1,844)	—	243,498
Total gains (losses) recognized from derivatives	$(82,626)	$442	$321,637

	2022
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate futures	$(278,285)	$—	$5,285
Interest rate forwards	—	—	(77,963)
Foreign currency forwards	—	—	(12,867)
Equity futures	(10,263)	—	1,965
Equity options	(161,380)	—	(320,197)
Total gains (losses) recognized from derivatives	$(449,928)	$—	$(403,777)

(Continued)

35

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(6)  Derivative Instruments (Continued)

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives (Continued):

	2021
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate swaps	$133,487	$13,239	$(197,053)
Interest rate futures	(53,043)	—	(243)
Equity futures	(26,530)	—	4,583
Equity options	327,301	—	(8,567)
Total gains (losses) recognized from derivatives	$381,215	$13,239	$(201,280)

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty’s derivatives reaches a predetermined threshold. The Company received collateral from OTC counterparties in the amount of $457,323 and $191,522 at December 31, 2023 and 2022, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the statutory statements of admitted assets, liabilities and capital and surplus. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2023 and 2022, none of the collateral had been sold or re-pledged. The Company delivered collateral to OTC counterparties in the form of fixed maturity securities with a carrying value of $14,252 and cash collateral of $31 at December 31, 2023. The Company delivered collateral to OTC counterparties in the form of fixed maturity securities with a carrying value of $9,893 and cash collateral of $39,303 at December 31, 2022. The Company delivered collateral for futures contracts in the form of fixed maturity securities with the carrying value of $64,876 and $79,689 at December 31, 2023 and 2022, respectively. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities and capital and surplus. Cash collateral pledged is reported as a receivable in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus.

(Continued)

36

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(7)   Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s pension, variable annuity and variable life insurance policyholders and contractholders.

The Company has no indexed separate accounts. Business relating to non-indexed separate accounts with minimum death benefits, in which an additional reserve is held in the Company’s general account, is included in the non-guaranteed column below.

Information regarding the separate accounts of the Company was as follows:

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non- guaranteed	Total
Premiums, considerations or deposits for year ended December 31, 2023	$—	$—	$5,248,414	$5,248,414

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non- guaranteed	Total
Reserves at December 31, 2023
For accounts with assets at:
Fair value	$337,844	$—	$29,469,904	$29,807,748

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non- guaranteed	Total
Reserves at December 31, 2023
By withdrawal characteristics:
With fair value adjustment	$293,145	$—	$—	$293,145
At fair value	21,833	—	29,456,319	29,478,152
Not subject to discretionary withdrawal	22,866	—	13,585	36,451
Total	$337,844	$—	$29,469,904	$29,807,748

The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

(Continued)

37

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(7)   Separate Accounts (Continued)

Reconciliation of net transfer to (from) separate accounts:

2023
Transfers as reported in the summary of operations of the Annual Statement of the Separate Accounts:
Transfers to separate accounts	$5,248,414
Transfers from separate accounts	(7,908,272)
Net transfers to (from) separate accounts	(2,659,858)

Reconciling adjustments:
Investment expenses and other activity not included in transfers out in Annual Statement of the Separate Accounts	(67,607)
Transfer included on Line 8.1 of the Life, Accident & Health Annual Statement	1,806,997
Fees associated with charges for investment management and contract guarantees	(69,235)
Total reconciling adjustments	1,670,155
Total transfers reported in the statutory statements of operations	$(989,703)

(8)   Federal Income Taxes

Federal income tax expense (benefit) varies from amounts computed by applying the federal income tax rate of 21% to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows

	2023	2022	2021
Provision computed at statutory rate	$(47,627)	$(50,461)	$(14,295)
IMR amortization	1,133	9,592	455
Net gain on reinsurance	8,222	89,357	—
Dividends received deduction	(33,196)	(38,751)	(22,486)
Tax credits	(24,005)	(17,163)	(12,831)
Non-admitted assets	(2,893)	(3,051)	(4,567)
Change in valuation allowance	(69,000)	100,000	1,000
Expense adjustments and other	(1,456)	(1,030)	4,080
Total tax	$(168,822)	$88,493	$(48,644)

Federal income tax expense (benefit)	$(85,731)	$93,024	$(140,253)
Tax on capital gains/losses	21,653	(150,332)	88,226
Change in net deferred income taxes	(104,744)	145,801	3,383
Total statutory income taxes	$(168,822)	$88,493	$(48,644)

(Continued)

38

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(8)   Federal Income Taxes (Continued)

The components of income tax expense (benefit) for the years ended December 31 were as follows:

	2023	2022	2021
Tax on income	$(61,516)	$112,367	$(133,205)
Tax credits	(24,005)	(17,163)	(12,831)
Tax on capital gains/losses	21,653	(150,332)	88,226
Other taxes	(210)	(2,180)	5,783
Total income tax expense	$(64,078)	$(57,308)	$(52,027)

The components of the net deferred tax asset as of December 31 were as follows:

December 31, 2023	Ordinary	Capital	Total
Gross deferred tax assets	$259,280	$99,436	$358,716
Deferred tax assets non-admitted	—	—	—
	259,280	99,436	358,716
Deferred tax liabilities	(118,026)	(169,820)	(287,846)
Net admitted deferred tax asset	$141,254	$(70,384)	$70,870

December 31, 2022	Ordinary	Capital	Total
Gross deferred tax assets	$267,934	$15,372	$283,306
Deferred tax assets non-admitted	—	—	—
	267,934	15,372	283,306
Deferred tax liabilities	(134,054)	(109,608)	(243,662)
Net admitted deferred tax asset	$133,880	$(94,236)	$39,644

	Change ordinary	Change capital	Change total
Gross deferred tax assets	$(8,654)	$84,064	$75,410
Deferred tax assets non-admitted	—	—	—
	(8,654)	84,064	75,410
Deferred tax liabilities	16,028	(60,212)	(44,184)
Net admitted deferred tax asset	$7,374	$23,852	$31,226

(Continued)

39

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(8)   Federal Income Taxes (Continued)

The amounts of adjusted gross deferred tax assets admitted as of December 31 were as follows:

December 31, 2023	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized within three years	134,179	82,314	216,494
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	125,100	17,122	142,222
Deferred tax assets admitted	$259,279	$99,436	$358,716

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2023 was $216,385.

December 31, 2022	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$6,225	$6,225
Adjusted gross deferred tax assets expected to be realized within three years	89,184	—	89,184
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	178,750	9,147	187,897
Deferred tax assets admitted	$267,934	$15,372	$283,306

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2022 was $483,542.

The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

	2023	2022
Ratio percentage	931%	960%
Capital and surplus used	$3,313,720	$3,223,616

As of December 31, 2023 and 2022, the availability of tax planning strategies did not result in a change in the Company’s deferred tax asset.

The availability of tax planning strategies did not result in a change in the Company’s net admitted deferred tax assets as of December 31, 2023. The availability of tax planning strategies increased the Company’s net admitted deferred tax assets by approximately 2% as of December 31, 2022 most of which all was ordinary for tax purposes.

The Company did not use any reinsurance tax planning strategies.

(Continued)

40

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(8)  Federal Income Taxes (Continued)

The tax effects of temporary differences that give rise to the Company’s net deferred federal tax asset as of December 31 were as follows:

	2023	2022
Deferred tax assets:
Ordinary:
Policyholder liabilities	$150,941	$151,817
Investments	—	48,619
Deferred acquisition costs	185,249	174,884
Pension and postretirement benefits	24,651	26,649
Non-admitted assets	45,334	42,441
Net operating loss carry-forward	2,866	49,350
Other	38,239	31,174
Gross ordinary deferred tax assets	447,280	524,934
Valuation allowance	(188,000)	(257,000)
Non-admitted ordinary deferred tax assets	—	—
Admitted ordinary deferred tax asset	259,280	267,934
Capital:
Investments	99,436	14,621
Net unrealized capital losses	—	751
Gross capital deferred tax assets	99,436	15,372
Non-admitted capital deferred tax assets	—	—
Admitted capital deferred tax asset	99,436	15,372
Admitted deferred tax assets	358,716	283,306

Deferred tax liabilities:
Ordinary:
Investments	14,021	11,098
Fixed assets	8,429	8,992
Deferred and uncollected premium	—	4,047
Policyholder liabilities	14,389	25,764
Computer software	8,379	11,141
Other	72,808	73,012
Gross ordinary deferred tax liabilities	118,026	134,054
Capital:
Investments	2,781	13,085
Net unrealized capital gains	167,039	96,523
Gross capital deferred tax liabilities	169,820	109,608
Gross deferred tax liabilities	287,846	243,662
Net deferred tax asset	$70,870	$39,644

(Continued)

41

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(8)  Federal Income Taxes (Continued)

As of December 31, 2023 and 2022, management determined that a valuation allowance was required for those gross deferred tax items based on managements' assessment that it is more likely than not that these deferred tax items will not be realized through future reversals of existing taxable temporary differences and future taxable income. There are no differences for which deferred tax liabilities are not recognized.

The change in net deferred income taxes is comprised of the following:

	2023	2022	Change
Total deferred tax assets	$358,716	$283,306	$75,410
Total deferred tax liabilities	(287,846)	(243,662)	(44,184)
Change in net deferred income tax	$70,870	$39,644	31,226
Tax effect of deferred tax asset / deferred tax liability on unrealized capital gains (losses)			59,297
Deferred gain from reinsurance			8,516
Tax effect of deferred tax asset on liability for pension benefits			(1,113)
Net change in deferred income tax			97,926
Tax effect of reserve surplus adjustment on deferred tax asset			6,819
Change in net deferred income tax asset			$104,745

As of December 31, 2023, the Company had $13,647 of net operating loss carryforwards, and no capital loss or tax credit carryforwards. Total capital income taxes incurred in the current and prior years of $21,652 are available for recovery in the event of future net losses.

No aggregate deposits were reported as admitted assets under Section 6603 of the IRS Code as of December 31, 2023.

A reconciliation of the beginning and ending balances of unrecognized tax benefits are as follows:

	2023	2022
Balance at beginning of year	$1,941	$1,851
Additions based on tax positions related to current year	549	330
Reductions for tax positions of prior years	(222)	(240)
Balance at end of year	$2,268	$1,941

Included in the balance of unrecognized tax benefits at December 31, 2023 are potential benefits of $2,267 that, if recognized, would affect the effective tax rate on income from operations.

As of December 31, 2023, accrued interest and penalties of $133 are recorded as current income tax liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and $19 is recognized as a current income tax expense on the statutory statements of operations.

At December 31, 2023, the Company does not expect a significant increase in tax contingencies within the next 12 months.

The Company is a non-applicable reporting entity for the purposes of the Corporate Alternative Minimum Tax for the reporting period ending December 31, 2023.

All tax years through 2019 are closed. A limited scope audit of the Company’s 2018 tax year commenced in 2021. In connection with the audit, the Statute of Limitations for 2018 was extended to September 30, 2023. The Company settled the audit without material impact to its financial position. The IRS has not stated an intention to audit the Company's 2020, 2021 or 2022 consolidated tax return.

(Continued)

42

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(9)  Related Party Transactions

The Company has investment advisory agreements with an affiliate, Securian AM. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $33,841, $35,223 and $38,630 in 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the amount due to Securian AM under these agreements was $8,583 and $11,683, respectively.

The Company also has an agreement with SFS, an affiliated broker-dealer. Under this agreement, SFS was the distributor of the Company’s fixed and variable annuity, variable life and certain life and annuity indexed products through a majority of 2023 and SFS remains the distributor of the Company’s variable life and annuity products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,628, $1,537 and $1,485 for the years ended December 31, 2023, 2022 and 2021, respectively. The Company also recognized commission expense of $98,286, $116,024 and $102,998 for the years ended December 31, 2023, 2022 and 2021, respectively. The Company recognized commissions payable to SFS in the amounts of $4,142 and $3,583 at December 31, 2023 and 2022, respectively.

Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2023, 2022 and 2021, the amounts transferred were $13,653, $15,839 and $19,227, respectively and is included in other income in the statements of operations.

The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, employee compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates. At December 31, 2023 and 2022, the amount payable to the Company was $49,452 and $43,770, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2023, 2022 and 2021 were $211,606, $139,343 and $130,959, respectively. In addition, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the year ended December 31, 2023, 2022 and 2021 was $14,738, $39,364 and $39,767, respectively, and the amount payable to SFG at December 31, 2023 and 2022 was $15,288 and $21,412, respectively. Settlements are made quarterly.

The Company has two group variable universal life and other individual universal life policies with SFG. The Company received premiums of $2,616, $3,165 and $6,500 in 2023, 2022 and 2021, respectively, for these policies. The Company paid claims totaling $6,120, $3,165, and $2,363 in 2023, 2022, and 2021, respectively. As of December 31, 2023 and 2022, reserves held under these policies were $115,853 and $105,914, respectively.

Allied provides its customers with certain insurance coverage that is underwritten by the Company. The Company paid commissions related to these policies in the amount of $11,766, $9,506 and $10,076 in 2023, 2022 and 2021, respectively.

The Company has an agreement with Securian Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Securian Life or Securian Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company. Upon issuance of the individual life policy, the Company either receives from or pays to Securian Life a conversion charge. For the years ended December 31, 2023, 2022 and 2021, the Company recognized $1,191, $133 and $850, respectively of net income from conversions. The amount receivable from Securian Life at December 31, 2023 and 2022 was $203 and $299, respectively. These amounts are settled quarterly.

(Continued)

43

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(9)  Related Party Transactions (Continued)

The Company has an agreement with Securian Life, whereby Securian Life assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to the Company in exchange for a fixed percentage allowance based on the premium reinsured. Under this agreement, which is settled quarterly, the Company recognized expenses of $13,628, $24,986 and $12,101 recorded in general insurance expenses and taxes on the statement of operations for the years ended December 31, 2023, 2022 and 2021, respectively, and the amount payable to Securian Life at December 31, 2023 and 2022 was $2,128 and $8,016, respectively. Depending on Securian Life’s mortality experience in any given year, the fixed percentage allowance paid by the Company can be favorable or unfavorable in relation to the profit commission Securian Life has forgone from the unrelated third party reinsurer and assigned to the Company.

The Company sells a percentage of ownership of newly originated mortgage loans to Securian Life. For the years ended December 31, 2023 and 2022, the Company sold $51,850 and $59,700, respectively, of mortgage loans to Securian Life.

The Company has a reinsurance agreement with Securian Life, whereby the Company assumes certain Group business from Securian Life. Activity is settled monthly. As of December 31, the Company recognized the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Securian Life:

	2023	2022
Admitted assets:
Premiums deferred and uncollected	$132,364	$112,178
Total assets	$132,364	$112,178

Liabilities
Policy reserves:
Life insurance	111,590	113,372
Accident and health	2,736	1,871
Policy claims in process of settlement	277,437	258,745
Other policy liabilities	293	1,184
Accrued commissions and expenses	10,778	9,101
Total liabilities	$402,834	$384,273

For the years ending December 31, the Company recognized the following activity, before federal income tax expense (benefit), related to this agreement within the following line items of the statutory statements of operations:

	2023	2022	2021
Revenues:
Premiums	$880,554	$799,186	$777,500
Total revenues	880,554	799,186	777,500

Benefits and expenses:
Policyholder benefits	796,124	753,871	897,067
Commission expense	75,470	68,882	64,144
Total benefits and expenses	871,594	822,753	961,211
Net loss	$8,960	$(23,567)	$(183,711)

(Continued)

44

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(9)  Related Party Transactions (Continued)

Effective October 1, 2020, the Company entered into a reinsurance agreement with 1880 Reinsurance Company (1880 Re), a wholly owned subsidiary of SFG, whereby 1880 Re assumes certain Group business from the Company. Activity is settled quarterly. The Company recaptured this reinsurance agreement effective October 1, 2023. As of December 31,2022 the Company recognized the following amounts on the statutory statement of admitted assets, liabilities, and capital and surplus related to this agreement with 1880 Re:

2022
Admitted assets:
Premiums deferred and uncollected	$(21,414)
Other assets	41,358
Total assets	$19,944

Liabilities
Policy reserves:
Life insurance	$(15,998)
Policy claims in process of settlement	(39,499)
Other policy liabilities	103,425
Total liabilities	$47,928

For the year ending December 31, the Company recognized the following activity, before federal income tax expense (benefit). related to this agreement within the following line items of the statutory statements of operations:

	2023	2022	2021
Revenues:
Premiums	$(146,500)	$(198,665)	$(191,120)
Commission expense	5,415	7,362	7,111
Other income	(432)	(550)	(364)
Total revenues	$(141,517)	$(191,853)	$(184,373)

Benefits and expenses:
Policyholder benefits	(127,853)	(177,100)	(189,938)
Increase (decrease) in policy reserves	441	(5,759)	(6,522)
Total benefits and expenses	(127,412)	(182,859)	(196,460)
Net income (loss)	$(14,105)	$(8,994)	$12,087

(Continued)

45

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(10) Liability for Unpaid Accident and Health Claims and Claim Adjustment Expenses

Activity in the liability for unpaid accident and health claims and claim adjustment expenses, which is included within accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus, is summarized as follows:

	2023	2022	2021
Balance at January 1	$617,903	$620,649	$628,688
Less: reinsurance recoverable	480,886	486,085	509,225
Net balance at January 1	137,017	134,564	119,463
Incurred related to:
Current year	144,003	142,918	151,905
Prior years	(11,141)	(16,305)	(10,824)
Total incurred	132,862	126,613	141,081
Paid related to:
Current year	64,632	56,983	62,452
Prior years	72,279	67,177	63,528
Total paid	136,911	124,160	125,980
Net balance at December 31	132,968	137,017	134,564
Plus: reinsurance recoverable	443,745	480,886	486,085
Balance at December 31	$576,713	$617,903	$620,649

The liability for unpaid accident and health claim adjustment expenses as of December 31, 2023 and 2022 was $2,713 and $2,779, respectively, and is included in the table above.

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased $11,141, $16,305, $10,824 in 2023, 2022 and 2021, respectively. The changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

The Company incurred $2,463 and paid $2,529 of claim adjustment expenses in the current year, of which $847 of the paid amount was attributable to insured and covered events of prior years.

(11) Business Combinations and Goodwill

Aggregate goodwill related to acquisitions made in prior years was $6,220 and $12,441 as of December 31, 2023 and 2022, respectively, and is included in other invested assets on the statutory statements of assets, liabilities and capital and surplus. Goodwill amortization was $6,221, $6,221 and $6,221 for the year ended December 31, 2023, 2022 and 2021, respectively.

(12) Pension Plans and Other Retirement Plans

Pension and Other Postretirement Plans

The Company has a non-qualified non-contributory defined benefit retirement plan covering certain former agents. Benefits are based upon years of participation and the agent's adjusted annual compensation.

The Company also had a postretirement plan that provided certain health care and life insurance benefits to retired former agents. Eligibility was determined by age at retirement and years of service. Health care premiums were shared with retirees, and other cost-sharing features included deductibles and co-payments. Due to curtailment and subsequent settlement events during 2023 related to SFG’s sale of its retail wealth business, including certain agents, the benefit obligations for other benefit plans were reduced by $3,506.

(Continued)

46

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

The change in the benefit obligation and plan assets for the Company’s plans as of December 31 was calculated as follows:

	Pension benefits		Other benefits
	2023	2022	2023	2022
Change in benefit obligation:
Benefit obligation at beginning of year	$38,342	$50,649	$3,528	$4,747
Service cost	—	—	76	147
Interest cost	2,094	1,755	181	128
Actuarial loss	1,714	(11,847)	(118)	(1,345)
Benefits paid	(2,788)	(2,215)	(161)	(149)
Curtailment	—	—	(820)	—
Settlement	—	—	(2,686)	—
Benefit obligation at end of year	$39,362	$38,342	$—	$3,528

Change in plan assets:
Fair value of plan assets at beginning of year	$52,989	$51,546	$—	$—
Actual return on plan assets	1,566	1,443	—	—
Employer contribution	2,788	2,215	161	149
Benefits paid	(2,788)	(2,215)	(161)	(149)
Fair value of plan assets at end of year	$54,555	$52,989	$—	$—

Funded status	$15,193	$14,647	$—	$(3,528)

Assets:
Prepaid plans assets	$17,229	$14,746	$—	$—
Overfunded plan assets	(2,036)	(99)	—	—
Total assets	15,193	14,647	—	—
Liabilities recognized:
Accrued benefit costs	—	—	—	6,889
Liability for benefits	—	—	—	(3,361)
Total liabilities recognized	$—	—	—	$3,528

Unrecognized liabilities	$(15,193)	$(14,647)	$—	$(3,361)

Weighted average assumptions used to determine benefit obligations:
Discount rate	5.14%	5.42%	N/A	5.42%
Rate of compensation increase	N/A	N/A	N/A	N/A

(Continued)

47

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

	Pension benefits		Other benefits
	2023	2022	2023	2022
Weighted average assumptions used to determine net periodic benefit costs:
Expected long-term return on plan assets	3.50%	3.50%	N/A	N/A
Discount rate	5.42%	2.77%	5.42%	2.81%
Components of net periodic benefit costs:
Service cost	$—	$—	$76	$147
Interest cost	2,094	1,755	180	128
Expected return on plan assets	(1,787)	(1,803)	—	—
Amount of prior service cost recognized	—	—	—	(129)
Amount of recognized actuarial loss (gain)	(1)	1,711	(349)	(204)
Loss due to settlement	—	—	(6,636)	—
Net periodic benefit cost	$306	$1,663	$(6,729)	$(58)

Amounts in unassigned surplus recognized as components of net periodic benefit costs:
Items not yet recognized as a component of net periodic benefit cost – prior year	$99	$13,297	$(3,361)	$(2,349)
Net prior service (cost) credit recognized	—	—	—	129
Net loss arising during the period	1,936	(11,487)	(3,624)	(1,345)
Net gain (loss) recognized	1	(1,711)	6,985	204
Items not yet recognized as a component of net periodic benefit cost – current year	$2,036	$99	$—	$(3,361)

Amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost:
Net prior service cost (credit)	$—	$—	$—	$—
Net recognized (gains) losses	—	—	—	—

Accumulated benefit obligation	$39,362	$38,342	$—	$3,528

(Continued)

48

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

The Company updated its assumptions as of December 31, 2023 and December 31, 2022 with respect to its pension and postretirement benefit obligations after a review of plan experience. The impacts related to assumption changes are a component of the net actuarial gain (loss).

Estimated future benefit payments for pension benefits:

Pension benefits
2024	$3,171
2025	3,139
2026	3,109
2027	3,127
2028	3,072
2029-2033	14,349

The assumptions presented herein are based on pertinent information available to management as of December 31, 2023 and 2022. Actual results could differ from those estimates and assumptions

Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan’s investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

The Company’s non-contributory defined benefit plan’s assets were allocated 100% to the insurance company general account at both December 31, 2023 and 2022. The insurance company general account represents assets held with the general account of the Company. These assets principally consist of bonds, commercial mortgage loans and common stocks.

In accordance with authoritative accounting guidance, the Company groups pension and other postretirement plans financial assets and financial liabilities into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to note 4 Fair Value of Financial Instruments for further discussion on these levels.

The following tables summarize the Company’s pension benefit plans’ financial assets measured at fair value:

December 31, 2023	Level 1	Level 2	Level 3	Total
Insurance company general account	$—	$—	$54,555	$54,555

December 31, 2022	Level 1	Level 2	Level 3	Total
Insurance company general account	$—	$—	$52,989	$52,989

Insurance company general account

Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

(Continued)

49

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(12) Pension Plans and Other Retirement Plans (Continued)

Profit Sharing Plans

The Company also has a profit sharing plan covering substantially all former agents. The Company’s contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent’s annual contribution. The Company recognized contributions to the plan during 2023, 2022 and 2021 of $960, $1,391 and $1,270, respectively. The Company intends to terminate this profit sharing plan during 2024.

(13) Capital and Surplus and Dividends

During the year ended December 31, 2023, the Company declared and paid dividends to SFG consisting of common stock in the amount of $4,993, and cash of $100,000. During the year ended December 31, 2022, the Company declared and paid dividends to SFG consisting of common stock in the amount of $4,998.

Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2023 statutory results, the maximum amount available for the payment of dividends during 2024 by Minnesota Life Insurance Company without prior regulatory approval is $327,596.

For the year ended December 31, 2023, there was a capital contribution in the amount of $250,000 received from SFG. For the year ended December 31, 2022, there were no capital contributions from SFG to the Company. For the year ended December 31, 2021, there was a capital contribution in the amount of $100,000 received from SFG.

Other than noted above, there are no restrictions placed on the Company’s unassigned surplus, including for whom the surplus is being held.

The Company is required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2023 and 2022.

(14) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2023 and 2022, policy reserves are reflected net of reinsurance ceded of $4,846,835 and $4,909,968, respectively.

Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

	2023	2022	2021
Direct premiums and annuity considerations	$8,050,495	8,758,869	$8,562,341
Reinsurance assumed	909,165	825,119	803,049
Reinsurance ceded	(4,623,908)	(5,559,439)	(1,618,822)
Total premiums and annuity considerations	$4,335,752	$4,024,549	$7,746,568

The Company has a reinsurance agreement with Securian Life and had a reinsurance agreement with 1880 Re as discussed in detail in note 9 Related Party Transactions which are included in the reinsurance assumed and ceded information above, respectively.

(Continued)

50

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(14) Reinsurance (Continued)

The Company has an Aggregate Stop Loss reinsurance program, in conjunction with Securian Life with a 125% Loss Ratio attachment point and $110 million of available coverage capacity. No reinsurance credit has been recorded for this program for the years ended December 31, 2023, 2022 and 2021.

Reinsurance recoveries on ceded reinsurance contracts were $1,694,080, $1,724,911 and $1,279,189 during 2023, 2022 and 2021, respectively.

During 2022, the Company closed transactions to reinsure several closed blocks of individual life and individual annuity products and certain non-affiliated group annuity contracts (collectively “the Transactions”). The Transactions included coinsurance and modified coinsurance structures with certain of the counterparties’ reinsurance obligations secured via a trust established for the benefit of the Company. Closing of the Transactions resulted in an initial reinsurance ceded premium of $3,635,130, ceding commission of $498,500 recorded in other income and net realized losses on transferred assets of $78,533 before taxes and transfers to IMR recorded on the statements of operations and capital and surplus, and $3,072,525 of non-cash investing activities excluded from the statutory statements of cash flows related to transferred investments. The initial reinsurance gain of $422,108 from the Transactions was deferred to surplus via general insurance expenses and taxes and presented in other, net in the statements of operations and capital and surplus. At December 31, 2023 and 2022, $21,373,602 and $19,482,324, respectively, of separate account assets and liabilities associated with the Transactions were reinsured under modified coinsurance.

(15) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

The Company has long-term commitments to fund alternative investments and real estate investments totaling $508,200 as of December 31, 2023. The Company estimates that $203,000 of these commitments will be invested in 2024, with the remaining $305,200 invested over the next four years.

As of December 31, 2023, the Company had committed to originate mortgage loans totaling $102,300 but had not completed the originations.

As of December 31, 2023, the Company had committed to purchase bonds totaling $69,000 but had not completed the purchase transactions.

The Company has 100% coinsurance agreements for its individual disability line, certain closed blocks of individual life and individual annuity products and certain non-affiliated group annuity contracts. Under the terms of these agreements, assets supporting the reserves transferred to the reinsurers are held under trust agreements for the benefit of the Company in the event that the reinsurers are unable to perform their obligations. At December 31, 2023 and 2022, the assets held in trust were $3,687,287 and $3,881,446, respectively. These assets are not reflected in the accompanying statements of admitted assets, liabilities and capital and surplus.

In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

(Continued)

51

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(15) Commitments and Contingencies (Continued)

The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2023 and 2022, this liability was $133 and $118, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,353 and $2,365 as of December 31, 2023 and 2022, respectively. These assets are being amortized over a five-year period.

(16)  Leases

The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2024, $1,313; 2025, $1,324; 2026, $1,193; 2027, $1,115; 2028, $1,010. Income from these leases was $2,621, $2,335 and $2,599 for the years ended December 31, 2023, 2022 and 2021, respectively, and is reported in net investment income on the statutory statements of operations.

(17) Borrowed Money

The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. As of December 31, 2023, the Company had no outstanding borrowings recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus. Interest rates are determined at the reset date and ranged from 5.36% to 5.73% during 2023. The Company paid $8,091, $2,345 and $621 in interest in 2023, 2022 and 2021, respectively, and accrued interest of $0 and $49 at December 31, 2023 and 2022, respectively, which are recorded in other liabilities and accrued commissions and expenses, respectively on the statutory statements of admitted assets, liabilities and capital and surplus. During 2023 and 2022, the maximum amount borrowed from the FHLB was $170,000 and $120,000, respectively.

The Company pledged general account bonds with a carrying value and fair value of $1,848,253 and $1,627,717, respectively, as collateral for FHLB borrowings as of December 31, 2023. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $1,326,700 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The carrying value and fair value of the maximum amount of general account collateral pledged to the FHLB during 2023 was $1,848,253 and $1,627,717, respectively.

As of December 31, 2023 and 2022, the Company held FHLB Class A membership stock of $10,000. The FHLB activity stock was $0 and $4,800 at December 31, 2023 and 2022, respectively. The FHLB stock is carried at cost and is recorded in common stocks on the statutory statements of admitted assets, liabilities and capital and surplus.

(18) Surplus Notes

In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in September 2025. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by Goldman, Sachs & Co. and CS First Boston, and are administered by the Company as registrar/paying agent. At December 31, 2023 and 2022, the balance of the surplus notes was $118,000.

The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce. The accrued interest was $2,832 as of December 31, 2023 and 2022. The interest paid in 2023, 2022 and 2021 was $9,735. The total accumulated interest paid over the life of the note as of December 31, 2023 was $286,809. Interest is included in net investment income in the statutory statements of operations.

(Continued)

52

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(19) Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

The amount of net premiums written by the Company at December 31, 2023 that are subject to retrospective rating features was $539,968 which represented 37.5% of the total net premiums written for group life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

(20) Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Individual Annuities

December 31, 2023	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$908,238	$287,742	$—	$1,195,980	13.1%
At book value less current surrender charges of 5% or more	547,353	—	—	547,353	6.0%
At fair value	—	21,833	5,350,644	5,372,477	59.0%
Total with market value adjustment or at fair value	1,455,591	309,575	5,350,644	7,115,810	78.1%
At book value without adjustment	1,083,890	—	—	1,083,890	11.9%
Not subject to discretionary withdrawal	872,362	23,618	13,585	909,565	10.0%
Total, gross	3,411,843	333,193	5,364,229	9,109,265	100.0%
Reinsurance ceded	446,389	—	—	446,389
Total, net	$2,965,454	$333,193	$5,364,229	$8,662,876
Amount included at book value less current surrender charges of 5% or more that will move to at book value without adjustment in the year after the report date	$9,105	$—	$—	$9,105

(Continued)

53

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(20) Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics (Continued)

Group Annuities

December 31, 2023	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$4,140,566	$—	$—	$4,140,566	14.6%
At book value less current surrender charges of 5% or more	—	—	—	—	0.0%
At fair value	—	—	19,950,108	19,950,108	70.4%
Total with market value adjustment or at fair value	4,140,566	—	19,950,108	24,090,674	85.0%
At book value without adjustment	12,484	—	—	12,484	0.0%
Not subject to discretionary withdrawal	4,241,931	—	—	4,241,931	15.0%
Total, gross	8,394,981	—	19,950,108	28,345,089	100.0%
Reinsurance ceded	1,192,177	—	—	1,192,177
Total, net	$7,202,804	$—	$19,950,108	$27,152,912
Amount included at book value less current surrender charges of 5% or more that will move to at book value without adjustment in the year after the report date	$—	$—	$—	$—

Deposit Type Contracts

December 31, 2023	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value less current surrender charges of 5% or more	—	—	—	—	0.0%
At fair value	—	—	—	—	0.0%
Total with market value adjustment or at fair value	—	—	—	—	0.0%
At book value without adjustment	1,050,645	—	—	1,050,645	65.0%
Not subject to discretionary withdrawal	564,816	—	—	564,816	35.0%
Total, gross	1,615,461	—	—	1,615,461	100.0%
Reinsurance ceded	14,179	—	—	14,179
Total, net	$1,601,281	$—	$—	$1,601,281
Amount included at book value less current surrender charges of 5% or more that will move to at book value without adjustment in the year after the report date	$—	$—	$—	$—

(Continued)

54

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(20) Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics (Continued)

Deposit Type Contracts (Continued)

As of December 31, 2023:

Amount
Life and Accident and Health Annual Statement:
Annuities	$10,163,919
Supplementary contracts with life contingencies	4,339
Deposit-type contracts	1,601,281
Total reported on Life and Accident and Health Annual Statement	11,769,539
Annual Statement of the Separate Accounts:
Exhibit 3 line 0299999, column 2	25,647,530
Total reported on the Annual Statement of the Separate Accounts	25,647,530
Combined total	$37,417,069

(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics

	General account
		Cash
December 31, 2023	Account value	value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	$111	$1,150
Universal life	1,060,803	1,057,636	1,586,149
Universal life with secondary guarantees	203,915	189,990	605,348
Indexed universal life	6,898,171	6,540,908	7,442,547
Indexed universal life with secondary guarantees	1,377,464	1,211,681	1,914,301
Indexed life	—	—	—
Other permanent cash value life insurance	—	836,743	1,089,449
Variable life	133,173	62,683	275,314
Variable universal life	68,766	68,766	68,766
Miscellaneous reserves	2,791,375	2,475,862	2,791,375
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,054,562
Accidental death benefits	—	—	25
Disability – active lives	—	—	23,343
Disability – disabled lives	—	—	417,690
Miscellaneous reserves	—	—	209,507
Total	12,533,667	12,444,380	17,479,526
Reinsurance ceded	—	—	2,707,531
Net total	$12,533,667	$12,444,380	$14,771,995

        (Continued)

55

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

Separate account - non-guaranteed
December 31, 2023	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	$—	$—
Universal life	—	—	—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Indexed life	—	—	—
Other permanent cash value life insurance	—	—	—
Variable life	3,923,721	3,741,659	3,809,155
Variable universal life	351,063	351,063	351,063
Miscellaneous reserves	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability – active lives	—	—	—
Disability – disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	4,274,784	4,092,722	4,160,218
Reinsurance ceded	—	—	—
Net total	$4,274,784	$4,092,722	$4,160,218
Grand total	$16,808,451	$16,537,102	$18,932,213

(Continued)

56

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

As of December 31, 2023:

Amount
Life and Accident and Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$12,421,709
Exhibit 5, Accidental death benefits sections, total (net)	12
Exhibit 5, Disability – active lives section, total (net)	7,488
Exhibit 5, Disability – disables lives section, total (net)	361,704
Exhibit 5, Miscellaneous reserves section, total (net)	1,981,082
Subtotal	14,771,995
Separate Accounts Annual Statement:
Exhibit 3 line 0199999, column 2	4,160,218
Exhibit 3 line 0499999, column 2	—
Exhibit 3 line 0599999, column 2	—
Subtotal	4,160,218
Combined total	$18,932,213

(22) Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2023 were as follows:

	Gross	Net of Loading
Ordinary new business	$8,297	$506
Ordinary renewal business	26,260	20,116
Credit life	113	113
Group life	471	466
Subtotal	35,141	21,201
Premiums due and unpaid	133,735	116,148
Portion of due and unpaid over 90 days	(3,839)	(3,839)
Net admitted asset	$165,037	$133,510

(23) Subsequent Events

On March 6, 2024, the Company declared a dividend to SFG consisting of stock in the amount of $2,000. The dividend was paid on March 20, 2024.

Through March 29, 2024, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company’s financial statements.

57

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data
December 31, 2023
(in thousands)

Investment Income Earned:
U.S. Government bonds	$6,654
Other bonds (unaffiliated)	743,161
Bonds of affiliates	—
Preferred stocks (unaffiliated)	4,545
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	22,309
Common stocks of affiliates	—
Mortgage loans	207,275
Real estate	21,570
Premium notes, policy loans and liens	31,431
Cash on hand and on deposit	105
Short-term investments	10,807
Other invested assets	100,700
Derivative instruments	442
Aggregate write-ins for investment income	784
Gross investment income	$1,149,783

Real Estate Owned - Book Value less Encumbrances	$46,167

Mortgage Loans - Book Value:
Farm mortgages	$—
Residential mortgages	—
Commercial mortgages	5,558,251
Total mortgage loans	$5,558,251

Mortgage Loans By Standing - Book Value:
Good standing	$5,558,251
Good standing with restructured terms	$—
Interest overdue more than 90 days, not in foreclosure	$—
Foreclosure in process	$—

Other Long Term Assets - Statement Value	$1,570,572

Collateral Loans	$—

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
Bonds	$—
Preferred stocks	$—
Common stocks	$513,456

(Continued)

58

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data (Continued)
December 31, 2023
(in thousands)

Bonds, Short-Term Investments and Certain Cash Equivalents by Class and Maturity:
Bonds, Short-Term Investments and Certain Cash Equivalents by Maturity - Statement Value:
Due within one year or less	$2,211,219
Over 1 year through 5 years	5,656,963
Over 5 years through 10 years	4,647,610
Over 10 years through 20 years	3,476,324
Over 20 years	5,278,041
No maturity date	—
Total by maturity	$21,270,157

Bonds, Short-Term Investments and Certain Cash Equivalents by NAIC designation - Statement Value:
NAIC 1	$12,447,837
NAIC 2	8,269,463
NAIC 3	503,773
NAIC 4	39,868
NAIC 5	9,199
NAIC 6	17
Total by NAIC designation	$21,270,157

Total Bonds, Short-Term Investments and Certain Cash Equivalents Publicly Traded	$14,905,118
Total Bonds, Short-Term Investments and Certain Cash Equivalents Privately Placed	$6,365,039

Preferred Stocks - Statement Value	$107,417
Common Stocks - Market Value	$862,437
Short-Term Investments and Cash Equivalents - Book Value	$556,385
Options, Caps & Floors Owned - Statement Value	$949,105
Options, Caps & Floors Written and In Force - Statement Value	$(505,554)
Collar, Swap & Forward Agreements Open - Statement Value	$(15,525)
Futures Contracts Open - Current Value	$—
Cash on Deposit	$(41,611)

Life Insurance In Force:
Industrial	$—
Ordinary	$62,410,348
Credit Life	$5,860,754
Group Life	$455,554,006

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$23,488

Life Insurance Policies with Disability Provisions in Force:
Industrial	$—
Ordinary	$176,235
Credit Life	$29,145
Group Life	$399,417,704

59

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data (Continued)
December 31, 2023
(in thousands)

Supplementary Contracts in Force:
Ordinary - Not Involving Life Contingencies:
Amount on Deposit	$158,979
Income Payable	$21,036
Ordinary - Involving Life Contingencies:
Income Payable	$170
Group - Not Involving Life Contingencies:
Amount on Deposit	$48,685
Income Payable	$—
Group - Involving Life Contingencies:
Income Payable	$21,357

Annuities:
Ordinary:
Immediate - Amount of Income Payable	$104,822
Deferred - Fully Paid - Account Balance	$2,176,835
Deferred - Not Fully Paid - Account Balance	$5,275,248
Group:
Immediate - Amount of Income Payable	$104,822
Deferred - Fully Paid - Account Balance	$—
Deferred - Not Fully Paid - Account Balance	$—

Accident and Health Insurance - Premiums In Force:
Ordinary	$—
Group	$546,205
Credit	$60,936

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$1,373,388
Dividend Accumulations - Account Balance	$37,314

Claim Payments:
Group Accident and Health:
2023	$54,982
2022	$51,251
2021	$8,278
2020	$3,196
2019	$810
Prior	$887
Other Accident and Health:
2023	$50
2022	$—
2021	$—
2020	$—
2019	$—
Prior	$—
Other Coverages that use Developmental Methods to Calculate Claims Reserves:
2023	$4,902
2022	$4,909
2021	$2,247
2020	$1,419
2019	$630
Prior	$459

See accompanying independent auditors’ report

60

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories
December 31, 2023
(in thousands)

1.)	Total admitted assets (excluding separate accounts):	$32,177,096

2.)	10 Largest exposures to a single issuer/borrower/investment:

Issuer	Amount	Percentage
FNMA - Loan Backed Securities	$676,787	2.1%
FHLMC - Loan Backed Securities	$538,419	1.7%
Securian Life Insurance Co	$513,456	1.6%
Berkshire Hathaway Inc.	$183,806	0.6%
Allied Sollutions LLC	$178,357	0.6%
The Home Depot, Inc.	$95,666	0.3%
Union Pacific Corporation	$92,793	0.3%
Cargill, Incorporated	$92,421	0.3%
TIAA Board of Governors	$91,000	0.3%
Nestlé Holdings, Inc.	$90,560	0.3%

3.)	Total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage	Stocks	Amount	Percentage
NAIC-1	$12,447,837	38.7%	P/RP-1	$76,825	0.2%
NAIC-2	$8,269,463	25.7%	P/RP-2	$25,840	0.1%
NAIC-3	$503,773	1.6%	P/RP-3	$2,349	0.0%
NAIC-4	$39,868	0.1%	P/RP-4	$1,872	0.0%
NAIC-5	$9,199	0.0%	P/RP-5	$531	0.0%
NAIC-6	$17	0.0%	P/RP-6	$—	0.0%

4.)	Assets held in foreign investments:

	Amount	Percentage
Total admitted assets held in foreign investments:	$1,769,845	5.5%
Foreign-currency denominated investments of:	$—	0.0%
Insurance liabilities denominated in that same foreign currency:	$—	0.0%

5.)	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated by NAIC-1	$1,729,652	5.4%
Countries rated by NAIC-2	$9,376	0.0%
Countries rated by NAIC-3 or below	$30,817	0.1%

(Continued)

61

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2023
(in thousands)

6.)	Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

Sovereign Rating	Country	Amount	Percentage
Countries rated by NAIC-1	Australia	$452,045	1.4%
	United Kingdom	$376,732	1.2%

Countries rated by NAIC-2	Turks And Caicos Islands	$6,000	0.0%
	Mauritius	$1,619	0.0%

Countries rated by NAIC-3 or below	Liberia	$28,000	0.1%
	Guernsey	$2,817	0.0%

7.)	Aggregate unhedged foreign currency exposure:

Amount	Percentage
$89,690	0.3%

8.)	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated by NAIC-1	$88,823	0.3%
Countries rated by NAIC-2	$867	0.0%
Countries rated by NAIC-3 or below	$—	0.0%

9.)	Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

Sovereign Rating	Country	Amount	Percentage
Countries rated by NAIC-1	United Kingdom	$41,251	0.1%
	France	$16,427	0.1%

Countries rated by NAIC-2	Hungary	$483	0.0%
	Thailand	$385	0.0%

Countries rated by NAIC-3 or below	0	$—	0.0%
	0	$—	0.0%

10.)	10 Largest non-sovereign foreign issues:

Issuer	NAIC Rating	Amount	Percentage
DCC PLC	2	$71,000	0.2%
ESPAI BARCA	2PL	$65,000	0.2%
Yara International ASA	2FE	$51,268	0.2%
Vector Limited	2	$47,000	0.1%
Perth Airport	2	$45,500	0.1%
Vodafone Group Public Limited Company	2FE	$43,921	0.1%
NXP B.V.	2FE	$41,342	0.1%
Rio Tinto Group	1FE	$38,558	0.1%
Transurban Group	2FE	$38,195	0.1%
CSL Ltd	1	$38,150	0.1%

(Continued)

62

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Investment Risks Interrogatories (Continued)

December 31, 2023
(in thousands)

11.)	There were no admitted assets held in Canadian investments and unhedged Canadian currency exposures that exceeded 2.5% of the Company's total admitted assets.

12.)	There were no admitted assets held in investments with contractual sales restrictions exposures that exceeded 2.5% of the Company's total admitted assets.

13.)	Admitted assets held in the largest 10 equity interests:

Issuer	Amount	Percentage
Securian Life Insurance Co	$513,456	1.6%
Allied Sollutions LLC	$178,357	0.6%
Charles River Funds	$47,961	0.1%
Gridiron Capital Funds	$45,290	0.1%
Genstar Capital Partners Funds	$43,199	0.1%
Threshold Ventures Funds	$39,453	0.1%
Lerer Hippeau Funds	$36,633	0.1%
AEA Investors LP Funds	$35,319	0.1%
Portfolio Advisors LLC Funds	$32,998	0.1%
Ridge Ventures Funds	$29,091	0.1%

14.)	Admitted assets held in nonaffiliated, privately place equities:

	Amount	Percentage
Aggregate statement value of investments held in nonaffiliated privately placed equities	$1,134,363	3.5%

3 Largest investments held in nonaffiliated, privately placed	Amount	Percentage
Charles River Funds	$47,961	0.1%
Gridiron Capital Funds	$45,290	0.1%
Genstar Capital Partners Funds	$43,199	0.1%

10 Largest fund managers	Total Invested	Diversified	Non- Diversified
Dreyfus Treasury Obligations Cash Management	$92,733	$92,733	$—
BlackRock Funds	$62,772	$30,084	$32,688
Charles River Funds	$47,961	$—	$47,961
Gridiron Capital Funds	$45,290	$—	$45,290
Genstar Capital Partners Funds	$43,199	$—	$43,199
Charles Schwab Corp	$40,121	$40,121	$—
Threshold Ventures Funds	$39,453	$—	$39,453
Invesco Funds	$37,408	$37,408	$—
Lerer Hippeau Funds	$36,633	$—	$36,633
AEA Investors LP Funds	$35,319	$—	$35,319

(Continued)

63

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2023
(in thousands)

15.)	There were no admitted assets held in general partnership interests that exceeded 2.5% of the Company's total admitted assets

16.)	Admitted assets held in mortgage loans:

10 Largest Annual Statement Schedule B aggregate mortgage interests:

Issuer	Type	Amount	Percentage
Massry Portfolio	Commercial	$55,650	0.2%
IRET Apartment Portfolio	Commercial	$54,900	0.2%
Meritex-Atlanta	Commercial	$42,739	0.1%
Wilshire Union Shopping Center	Commercial	$41,000	0.1%
Colonnade at Union Mill	Commercial	$38,000	0.1%
Towers of Colonie Apartments	Commercial	$35,503	0.1%
The Westchester Shopping Center	Commercial	$33,277	0.1%
Wharton Industrial Portfolio	Commercial	$32,500	0.1%
Glenpointe East & Atrium	Commercial	$30,940	0.1%
Mars Industrial Facility	Commercial	$30,073	0.1%

Admitted assets held in the following categories of mortgage loans:

Category	Amount	Percentage
Construction loans	$—	0.0%
Mortgage loans over 90 days past due	$—	0.0%
Mortgage loans in the process of foreclosure	$—	0.0%
Mortgage loans foreclosed	$—	0.0%
Restructured mortgage loans	$—	0.0%

17.)	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
Above 95%	$—	0.0%	$7,776	0.0%	$—	0.0%
91% to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81% to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71% to 80%	$—	0.0%	$—	0.0%	$—	0.0%
below 70%	$—	0.0%	$5,550,475	17.2%	$—	0.0%

18.)	There were no assets that exceeded 2.5% of the Company's total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A.

(Continued)

64

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2023
(in thousands)

19.)	There were no admitted assets held in investments held in mezzanine real estate loans that exceeded 2.5% of the Company's total admitted assets.

20.)	Total admitted assets subject to the following types of agreements:

			At End of Each Quarter
Agreement Type	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending	$—	0.0%	$—	$—	$—
Repurchase	$—	0.0%	$—	$—	$—
Reverse repurchase	$—	0.0%	$—	$—	$—
Dollar repurchase	$—	0.0%	$—	$—	$—
Dollar reverse repurchase	$—	0.0%	$—	$—	$—

21.)	Warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
Hedging	$—	0.0%	$—	$—
Income generation	$—	0.0%	$—	$—
Other	$—	0.0%	$—	$—

22.)	Potential exposure for collars, swaps and forwards:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$2,628	0.0%	$2,085	$2,555	$3,019
Income generation	$—	0.0%	$—	$—	$—
Replications	$—	0.0%	$—	$—	$—
Other	$1,076	0.0%	$—	$—	$213

23.)	Potential exposure for future contracts:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$40,252	0.1%	$51,763	$47,722	$60,548
Income generation	$—	0.0%	$—	$—	$—
Replications	$—	0.0%	$—	$—	$—
Other	$—	0.0%	$—	$—	$—

See accompanying independent auditors’ report

65

MINNESOTA LIFE INSURANCE COMPANY
Summary Investment Schedule
December 31, 2023

Investment Categories	Gross Investment Holdings		Admitted Assets
Long-term bonds
US governments	$296,054	0.94%	$296,054	0.94%
All other governments	—	—%	—	—%
US states, territories and possessions, etc. guaranteed	589	—%	589	—%
US political subdivisions of states, territories, and possessions, guaranteed	20,787	0.07%	20,787	0.07%
US special revenue and special assessment obligations, etc. non-guaranteed	1,604,101	5.11%	1,604,101	5.11%
Industrial and miscellaneous	18,870,117	60.13%	18,870,117	60.15%
Hybrid securities	14,856	0.05%	14,856	0.05%
Total long-term bonds	$20,806,504	66.30%	$20,806,504	66.32%

Preferred stocks
Industrial and miscellaneous (unaffiliated)	$107,417	0.34%	$107,417	0.34%
Total preferred stocks	$107,417	0.34%	$107,417	0.34%

Common stocks
Industrial and miscellaneous publicly traded (unaffiliated)	$187,551	0.60%	$187,551	0.60%
Industrial and miscellaneous other (unaffiliated)	21,129	0.07%	21,129	0.07%
Parents, subsidiaries and affiliates other	513,466	1.64%	513,456	1.63%
Exchange Traded Funds	$140,301	0.45%	$140,301	0.45%
Total common stocks	$862,447	2.76%	$862,437	2.75%

Mortgage loans
Commercial mortgages	$5,561,965	17.72%	$5,561,965	17.73%
Valuation allowance	$(3,714)	(0.01)%	$(3,714)	(0.01)%
Total mortgage loans	$5,558,251	17.71%	$5,558,251	17.72%

Real estate
Properties occupied by the company	$46,167	0.15%	$46,167	0.15%
Total real estate	$46,167	0.15%	$46,167	0.15%

Cash, cash equivalents and short-term investments
Cash	$(41,611)	(0.13)%	$(41,611)	(0.13)%
Cash equivalents	546,664	1.74%	546,664	1.74%
Short-term investments	9,721	0.03%	9,721	0.03%
Total cash, cash equivalents and short-term investments	$514,774	1.64%	$514,774	1.64%

Policy loans	$901,140	2.87%	$897,870	2.86%

Derivatives	$955,319	3.04%	$955,319	3.05%

Other invested assets	$1,576,258	5.02%	$1,570,573	5.00%

Receivable for securities	$53,446	0.17%	$53,441	0.17%

Total invested assets	$31,381,723	100.00%	$31,372,753	100.00%

See accompanying independent auditors’ report

66

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Reinsurance Risks Interrogatories
December 31, 2023

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	Has Minnesota Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.	Has Minnesota Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☒ No ☐

If yes, indicate the number of reinsurance contracts to which such provisions apply:	1

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

N/A as the reinsurance contract did not result in a reinsurance credit.

3.	Does Minnesota Life Insurance Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses to be made less frequently than quarterly;
b.	Provisions that permit settlements to be made less frequently than quarterly;
c.	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or
d.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

(Continued)

67

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Reinsurance Risks Interrogatories (Continued)

December 31, 2023

4.	Has Minnesota Life Insurance Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract	Response:	Identify reinsurance contract(s	Has the insured event(s) triggering contract cover been recognized
Assumption reinsurance – new for the reporting p	Yes ☐ No ☐		N/A
Non-proportional reinsurance, which does not result in significant surplus re	Yes ☐ No ☐		Yes ☐ No ☐ N/A ☒

5.	Has Minnesota Life Insurance Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☒ N/A ☐

a.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☒ N/A ☐

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:

See accompanying independent auditors’ report

68